UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	6/30/2016

Item 1 – Reports to Stockholders

The MEDLEY Program

SEMIANNUAL REPORT	June 30, 2016

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

The views expressed in this report and information about the Accounts’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them. All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2016

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker President, The Prudential Variable Contract Accounts 10 & 11	Timothy S. Cronin President, The Prudential Series Fund

July 29, 2016

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2016

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Federal National Mortgage Assoc., 3.000%, TBA	1.8%
Apple, Inc.	1.3%
Microsoft Corp.	1.0%
Exxon Mobil Corp.	1.0%
Johnson & Johnson	0.9%

Diversified Bond
Issuer	(% of Net Assets	)
Commercial Mortgage-Backed Securities	11.5%
Banks	10.9%
Residential Mortgage-Backed Securities	10.4%
Collateralized Loan Obligations	4.2%
Sovereign Bonds	4.0%

Equity
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	3.5%
Facebook, Inc.	3.2%
Microsoft Corp.	2.3%
Apple, Inc.	2.2%
Allergan PLC	2.2%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Microsoft Corp.	1.5%
Federal National Mortgage Assoc., 3.000%, TBA	1.4%
Facebook, Inc. (Class A Stock)	1.1%
AT&T, Inc.	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	54.5%
Japan	6.9%
United Kingdom	5.2%
France	3.9%
Switzerland	3.2%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	55.0%
Commercial Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	10.8%
Collateralized Loan Obligations	5.8%
Corporate Bond	1.0%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.8%
Microsoft Corp.	2.1%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
General Electric Co.	1.5%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Shire PLC (Ireland), ADR	2.5%
JPMorgan Chase & Co.	2.5%
Alphabet, Inc. (Class A Stock)	2.3%
Amazon.com, Inc.	2.2%
Salesforce.com, Inc.	2.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

LONG-TERM INVESTMENTS — 96.2%

COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Boeing Co. (The)	10,367	$1,346,362
United Technologies Corp.	15,706	1,610,650

		2,957,012

Banks — 8.1%
Bank of America Corp.	145,973	1,937,062
Citigroup, Inc.	495,660	2,101,103
JPMorgan Chase & Co.	57,652	3,582,495
PNC Financial Services Group, Inc.	15,398	1,253,243
Wells Fargo & Co.	63,573	3,008,910

		11,882,813

Beverages — 1.1%
Monster Beverage Corp.(a)	10,315	1,657,724

Biotechnology — 4.5%
AbbVie, Inc.	18,176	1,125,276
Celgene Corp.(a)	17,896	1,765,082
Shire PLC (Ireland), ADR	20,030	3,687,122

		6,577,480

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	11,265	1,673,754

Chemicals — 1.5%
Dow Chemicals Co. (The)	19,648	976,702
FMC Corp.	25,833	1,196,326

		2,173,028

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	133,769	1,227,999

Consumer Finance — 2.3%
Capital One Financial Corp.	24,530	1,557,900
SLM Corp.(a)	285,794	1,766,207

		3,324,107

Diversified Financial Services — 0.5%
Voya Financial, Inc.	28,342	701,748

Electric Utilities — 3.5%
FirstEnergy Corp.	61,680	2,153,249
PG&E Corp.	47,214	3,017,919

		5,171,168

Electrical Equipment — 0.9%
Eaton Corp. PLC	21,169	1,264,424

Electronic Equipment & Instruments — 0.9%
Flextronics International Ltd.(a)	113,487	1,339,147

Energy Equipment & Services — 1.3%
Halliburton Co.	42,261	1,914,001

Food Products — 3.0%
ConAgra Foods, Inc.	46,800	2,237,508
Mondelez International, Inc. (Class A Stock)	48,180	2,192,672

		4,430,180

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	13,271	$1,597,563

Health Care Providers & Services — 1.7%
Cigna Corp.	7,821	1,001,010
Laboratory Corp. Of America Holdings(a)	11,311	1,473,484

		2,474,494

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	31,803	1,405,693
Hyatt Hotels Corp.(a)	25,170	1,236,854
McDonald’s Corp.	11,707	1,408,820

		4,051,367

Household Products — 1.7%
Procter & Gamble Co. (The)	28,484	2,411,740

Industrial Conglomerates — 1.4%
General Electric Co.	66,986	2,108,719

Insurance — 2.3%
Chubb Ltd. (Switzerland)	15,995	2,090,706
MetLife, Inc.	30,388	1,210,354

		3,301,060

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(a)	4,579	3,276,824
Netflix, Inc.(a)	14,635	1,338,810

		4,615,634

Internet Software & Services — 9.4%
Alibaba Group Holding Ltd. (China), ADR(a)	25,100	1,996,203
Alphabet, Inc. (Class A Stock)(a)	4,717	3,318,551
Alphabet, Inc. (Class C Stock)(a)	1,877	1,299,072
eBay, Inc.(a)	42,810	1,002,182
Facebook, Inc. (Class A Stock)(a)	28,623	3,271,036
Tencent Holdings Ltd. (China), ADR	120,673	2,771,859

		13,658,903

IT Services — 1.7%
Visa, Inc. (Class A Stock)	34,025	2,523,634

Media — 2.6%
Comcast Corp. (Class A Stock)	32,294	2,105,246
Liberty Global PLC (Series C) (United Kingdom)(a)	17,424	499,198
Liberty Global PLC LiLAC (Series C) (United Kingdom)(a)	4,617	150,017
Viacom, Inc.	25,554	1,059,724

		3,814,185

Multiline Retail — 1.1%
Target Corp.	22,584	1,576,815

Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	21,547	1,147,378
Chevron Corp.	20,227	2,120,396
Concho Resources, Inc.(a)	7,162	854,212
Hess Corp.	17,485	1,050,849

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	41,360	$1,483,583
Occidental Petroleum Corp.	25,723	1,943,630
Royal Dutch Shell PLC (Netherlands), ADR	33,277	1,837,556
Suncor Energy, Inc. (Canada)	59,329	1,645,193

		12,082,797

Pharmaceuticals — 8.5%
Allergan PLC(a)	13,629	3,149,526
Bristol-Myers Squibb Co.	32,948	2,423,325
Merck & Co., Inc.	40,249	2,318,745
Pfizer, Inc.	81,792	2,879,896
Teva Pharmaceuticals Industries Ltd. (Israel), ADR	32,321	1,623,484

		12,394,976

Real Estate Investment Trust (REITs) — 1.2%
American Tower Corp. (Class A Stock)	14,750	1,675,748

Road & Rail — 1.5%
Ryder System, Inc.	14,436	882,617
Union Pacific Corp.	15,696	1,369,476

		2,252,093

Semiconductors & Semiconductor Equipment — 2.0%
QUALCOMM, Inc.	19,163	1,026,562
Texas Instruments, Inc.	29,659	1,858,136

		2,884,698

Software — 6.0%
Adobe Systems, Inc.(a)	20,888	2,000,862
Microsoft Corp.	34,118	1,745,818
PTC, Inc.(a)	44,655	1,678,135
Salesforce.com, Inc.(a)	41,202	3,271,851

		8,696,666

Specialty Retail — 4.2%
Home Depot, Inc. (The)	9,815	1,253,277
Industria de Diseno Textil SA (Spain)	54,477	1,832,077
O’ Reilly Automotive, Inc.(a)	7,054	1,912,339
TJX Cos., Inc. (The)	14,268	1,101,918

		6,099,611

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	12,621	1,206,568

Textiles, Apparel & Luxury Goods — 2.2%
Adidas AG (Germany)	21,554	1,545,206
Coach, Inc.	39,533	1,610,574

		3,155,780

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	49,037	1,514,753

TOTAL COMMON STOCKS (cost $113,892,073)		140,392,389

SHORT-TERM INVESTMENT — 4.7%	Shares	Value (Note 2)
Affiliated Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $6,899,779)(b) (Note 4)	6,899,779	$6,899,779

TOTAL INVESTMENTS — 100.9% (cost $120,791,852)		147,292,168

LIABILITIES LESS, OTHER ASSETS — (0.9)%
Receivable for Securities Sold		953,263
Interest and Dividends Receivable		256,900
Tax Reclaim Receivable		14,557
Payable Pending Capital Transactions		(139,524)
Payable for Securities Purchased		(2,470,487)

LIABILITIES IN EXCESS OF OTHER ASSETS		(1,385,291)

NET ASSETS — 100%		$145,906,877

NET ASSETS, representing:
Equity of Participants		$145,933,622
Equity of The Prudential Insurance Company of America		(26,745)

		$145,906,877

The following abbreviation is used in the semiannual report:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,957,012	$—	$—
Banks	11,882,813	—	—
Beverages	1,657,724	—	—
Biotechnology	6,577,480	—	—
Capital Markets	1,673,754	—	—
Chemicals	2,173,028	—	—
Communications Equipment	1,227,999	—	—
Consumer Finance	3,324,107	—	—
Diversified Financial Services	701,748	—	—
Electric Utilities	5,171,168	—	—
Electrical Equipment	1,264,424	—	—
Electronic Equipment & Instruments	1,339,147	—	—
Energy Equipment & Services	1,914,001	—	—
Food Products	4,430,180	—	—
Health Care Equipment & Supplies	1,597,563	—	—
Health Care Providers & Services	2,474,494	—	—
Hotels, Restaurants & Leisure	4,051,367	—	—
Household Products	2,411,740	—	—
Industrial Conglomerates	2,108,719	—	—
Insurance	3,301,060	—	—
Internet & Catalog Retail	4,615,634	—	—
Internet Software & Services	13,658,903	—	—
IT Services	2,523,634	—	—
Media	3,814,185	—	—
Multiline Retail	1,576,815	—	—
Oil, Gas & Consumable Fuels	12,082,797	—	—
Pharmaceuticals	12,394,976	—	—
Real Estate Investment Trust (REITs)	1,675,748	—	—
Road & Rail	2,252,093	—	—
Semiconductors & Semiconductor Equipment	2,884,698	—	—
Software	8,696,666	—	—
Specialty Retail	4,267,534	1,832,077	—
Technology Hardware, Storage & Peripherals	1,206,568	—	—
Textiles, Apparel & Luxury Goods	3,155,780	—	—
Wireless Telecommunication Services	1,514,753	—	—
Affiliated Mutual Fund	6,899,779	—	—

Total	$145,460,091	$1,832,077	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 was as follows:

Internet Software & Services	9.4%
Pharmaceuticals	8.5
Oil, Gas & Consumable Fuels	8.3
Banks	8.1
Software	6.0
Affiliated Mutual Fund	4.7
Biotechnology	4.5
Specialty Retail	4.2
Electric Utilities	3.5
Internet & Catalog Retail	3.2
Food Products	3.0
Hotels, Restaurants & Leisure	2.8
Media	2.6
Insurance	2.3
Consumer Finance	2.3
Textiles, Apparel & Luxury Goods	2.2
Aerospace & Defense	2.0
Semiconductors & Semiconductor Equipment	2.0
IT Services	1.7
Household Products	1.7

Health Care Providers & Services	1.7%
Road & Rail	1.5
Chemicals	1.5
Industrial Conglomerates	1.4
Energy Equipment & Services	1.3
Real Estate Investment Trust (REITs)	1.2
Capital Markets	1.1
Multiline Retail	1.1
Beverages	1.1
Health Care Equipment & Supplies	1.1
Wireless Telecommunications Services	1.0
Electrical Equipment	0.9
Electronic Equipment & Instruments	0.9
Technology Hardware, Storage & Peripherals	0.8
Communications Equipment	0.8
Diversified Financial Services	0.5

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2016

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $20,801 foreign withholding tax)	$1,351,309
Affiliated Dividend Income	12,040
Total Income	1,363,349
EXPENSES
Fees Charged to Participants for Investment Management Services	(183,845)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(494,893)
0.50% Contract	(4,237)
0.45% Contract	(9,224)
Total Expenses	(692,199)
NET INVESTMENT INCOME	671,150
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	2,096,316
Foreign Currency Transactions	(1,840)
2,094,476
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,858,755)
NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(5,764,279)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,093,129)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
OPERATIONS
Net Investment Income	$671,150	$1,046,235
Net Realized Gain on Investment and Foreign Currency Transactions	2,094,476	7,365,457
Net Change In Unrealized Appreciation (Depreciation) on Investments	(7,858,755)	(11,020,024)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(5,093,129)	(2,608,332)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	583,219	1,785,014
Withdrawals and Transfers Out	(7,143,619)	(19,074,873)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(6,560,400)	(17,289,859)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(6,798)	(2,870)
TOTAL DECREASE IN NET ASSETS	(11,660,327)	(19,901,061)
NET ASSETS
Beginning of period	157,567,204	177,468,265
End of period	$145,906,877	$157,567,204

Accumulation Unit Values and Equity of Participants as of June 30, 2016

Standard Contract:
Accumulation Unit Value and Equity of Participants, $133,522,725 / 9,192,380 Accumulation Units	$14.5254

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $3,433,982 / 213,948 Accumulation Units	$16.0505

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $8,976,915 / 557,782 Accumulation Units	$16.0939

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2016						Year Ended December 31, 2015
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.1332		$.1468		$.1472		$.2397	$.2631	$.2637
Expenses
Investment management fee	(.0176)		(.0195)		(.0195)		(.0384)	(.0422)	(.0423)
Administrative expenses	(.0528)		(.0195)		(.0156)		(.1149)	(.0422)	(.0339)
Net Investment Income	.0628		.1078		.1121		.0864	.1787	.1875
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.5320)		(.5855)		(.5870)		(.3479)	(.3837)	(.3847)
Net Increase (Decrease) in Accumulation Unit Value	(.4692)		(.4777)		(.4749)		(.2615)	(.2050)	(.1972)
Accumulation Unit Value
Beginning of period	14.9946		16.5282		16.5688		15.2561	16.7332	16.7660
End of period	$14.5254		$16.0505		$16.0939		$14.9946	$16.5282	$16.5688
Total Return**	(3.13%)		(2.89%)		(2.87%)		(1.71%)	(1.23%)	(1.18%)
Ratio of Expenses To Average Net Assets***	1.00	%††	.50	%††	.45	%††	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.88	%††	1.37	%††	1.42	%††	.57%	1.06%	1.11%
Portfolio Turnover Rate	24	%†††	24	%†††	24	%†††	47%	47%	47%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	9,192		214		558		9,595	219	609

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
††	Annualized
†††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.1871	$.2046	$.2049	$.1792	$.1950	$.1952
Expenses
Investment management fee	(.0362)	(.0397)	(.0398)	(.0303)	(.0330)	(.0330)
Administrative expenses	(.1086)	(.0397)	(.0318)	(.0906)	(.0330)	(.0264)
Net Investment Income	.0423	.1252	.1333	.0583	.1290	.1358
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.4515	1.5879	1.5907	3.1834	3.4658	3.4700
Net Increase (Decrease) in Accumulation Unit Value	1.4938	1.7131	1.7240	3.2417	3.5948	3.6058
Accumulation Unit Value
Beginning of year	13.7623	15.0201	15.0420	10.5206	11.4253	11.4362
End of year	$15.2561	$16.7332	$16.7660	$13.7623	$15.0201	$15.0420
Total Return**	10.85%	11.41%	11.46%	30.81%	31.46%	31.53%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.29%	.78%	.83%	.48%	.98%	1.03%
Portfolio Turnover Rate	70%	70%	70%	69%	69%	69%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	10,646	242	657	11,720	224	751

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.1825	$.1975	$.1976	$.1448	$.1559	$.1203
Expenses
Investment management fee	(.0251)	(.0272)	(.0272)	(.0250)	(.0270)	(.0200)
Administrative expenses	(.0752)	(.0272)	(.0218)	(.0749)	(.0270)	(.0160)
Net Investment Income	.0822	.1431	.1486	.0449	.1019	.0843
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.0786	1.1677	1.1686	(.7945)	(.8579)	(1.5558)
Net Increase (Decrease) in Accumulation Unit Value	1.1608	1.3108	1.3172	(.7496)	(.7560)	(1.4715)
Accumulation Unit Value
Beginning of period	9.3598	10.1145	10.1190	10.1094	10.8705	11.5905
End of period	$10.5206	$11.4253	$11.4362	$9.3598	$10.1145	$10.1190
Total Return**	12.40%	12.96%	13.02%	(7.41%)	(6.95%)	(12.70%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%††
Ratio of Net Investment Income To Average Net Assets***	.82%	1.32%	1.37%	.44%	.94%	1.03	%††
Portfolio Turnover Rate	44%	44%	44%	56%	56%	56	%†††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	13,204	205	891	15,386	205	1,001

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Inception Date — April 1, 2011.
††	Annualized.
†††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:     The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Committee, the Account may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Account has valued the investment. Therefore, the Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Account’s subadviser under the guidelines adopted by the Committee Members of the Account. However, the liquidity of the Account’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Account does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the year ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Account’s Committee.

During the six months ended June 30, 2016, the Account invested in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund) (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2016, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $33,882,324 and $39,576,536, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, are as follows:

Standard Contracts	Units	Amount
Six months ended June 30, 2016:
Account units issued	41,034	$582,972
Account units redeemed	(443,415)	(6,248,164)

Net increase (decrease) in units outstanding	(402,381)	$(5,665,192)

Year ended December 31, 2015:
Account units issued	107,010	$1,648,237
Account units redeemed	(1,158,432)	(17,720,977)

Net increase (decrease) in units outstanding	(1,051,422)	$(16,072,740)

0.50 % Contracts	Units	Amount
Six months ended June 30, 2016:
Account units issued	15	$247
Account units redeemed	(5,260)	(83,685)

Net increase (decrease) in units outstanding	(5,245)	$(83,438)

Year ended December 31, 2015:
Account units issued	8,078	$136,777
Account units redeemed	(31,049)	(527,491)

Net increase (decrease) in units outstanding	(22,971)	$(390,714)

0.45 % Contracts	Units	Amount
Six months ended June 30, 2016:
Account units issued	—	$—
Account units redeemed	(51,521)	(811,770)

Net increase (decrease) in units outstanding	(51,521)	$(811,770)

Year ended December 31, 2015:
Account units issued	—	$—
Account units redeemed	(47,645)	(804,689)

Net increase (decrease) in units outstanding	(47,645)	$(804,689)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2016, $33,805 in participant loans were withdrawn from VCA-10 and $42,450 of principal and interest was repaid to VCA-10. For the year ended December 31, 2015, $100,361 in participant loans were withdrawn from VCA-10 and $172,795 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2016, PICA has advised the Account that it received $383 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

SHORT-TERM INVESTMENTS — 102.2%	Principal Amount (000)#	Value (Note 2)
Certificates of Deposit — 16.7%
Bank of Montreal
0.837%, 10/14/2016(b)	$275	$275,153
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.400%, 07/07/2016(a)	500	500,000
Canadian Imperial Bank of Commerce
0.822%, 10/17/2016(b)	350	350,180
0.982%, 02/09/2017(b)	250	250,127
Citibank NA
0.620%, 08/23/2016(a)	250	250,066
0.720%, 10/21/2016(a)	270	270,053
Nordea Bank Finland
1.035%, 04/21/2017(b)	250	250,113
Royal Bank of Canada
0.880%, 10/14/2016(b)	200	200,139
State Street Bank & Trust Co.
0.777%, 08/01/2016(b)	300	300,083
0.795%, 11/10/2016(b)	325	325,079
Sumitomo Mitsui Banking Corp.
0.700%, 07/05/2016(a)	300	300,016
Toronto Dominion Bank
1.025%, 05/19/2017(b)	200	200,042
Wells Fargo Bank NA
0.650%, 09/06/2016(a)	250	250,002
0.797%, 09/06/2016(b)	400	400,186

		4,121,239

Commercial Paper — 42.8%
ABN AMRO Funding USA LLC, 144A
0.621%, 08/09/2016(a)	600	599,718
Apple Inc., 144A
0.400%, 07/06/2016(a)	250	249,988
Australia & New Zealand Banking Group Ltd., 144A
0.458%, 07/05/2016(b)	600	600,022
BASF AG, 144A
0.621%, 09/28/2016(a)	600	599,175
Caisse Centrale Desjardins du Quebec, 144A
0.520%, 08/08/2016(a)	300	299,863
Cargill, Inc., 144A
0.400%, 07/08/2016(a)	500	499,963
CDP Financial, Inc., 144A
0.601%, 09/15/2016(a)	350	349,640
0.641%, 09/12/2016(a)	250	249,757
Commonwealth Bank of Australia, 144A
0.606%, 09/21/2016(a)	320	319,646
1.026%, 04/20/2017(b)	250	250,095
CPPIB Capital, Inc., 144A
0.410%, 08/02/2016(a)	600	599,789
DNB Bank ASA, 144A
1.034%, 04/26/2017(b)	250	250,104
HSBC Bank PLC, 144A
0.823%, 07/26/2016(b)	300	300,079
1.034%, 02/06/2017(b)	200	200,165

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)#	Value (Note 2)
Commercial Paper (continued)
ING US Funding LLC
0.702%, 09/08/2016(a)	$250	$249,749
0.828%, 11/09/2016(b)	250	250,100
International Finance Corp.
0.410%, 07/13/2016(a)	325	324,967
JPMorgan Securities LLC, 144A
0.817%, 10/14/2016(b)	350	350,204
1.037%, 02/02/2017(b)	250	250,210
KFW, 144A
0.541%, 08/16/2016(a)	350	349,830
0.616%, 10/07/2016(a)	260	259,672
Microsoft Corp., 144A
0.405%, 07/06/2016(a)	400	399,980
0.430%, 08/17/2016(a)	300	299,851
Nestle Capital Corp., 144A
0.551%, 08/25/2016(a)	450	449,707
Ontario Teachers’ Financial Trust, 144A
0.833%, 08/18/2016(a)	250	249,783
0.979%, 03/06/2017(b)	300	297,549
PSP Capital Inc., 144A
0.601%, 08/05/2016(a)	250	249,903
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN
0.928%, 02/01/2017(b)	250	250,058
Roche Holdings, Inc., 144A
0.420%, 07/07/2016(a)	600	599,960
Westpac Banking Corp., Sr. Unsec’d. Notes, 144A
0.611%, 10/03/2016(a)	340	339,437

		10,538,964

Other Corporate Obligations — 4.8%
Bank of America NA
1.096%, 02/14/2017(b)	250	250,348
1.096%, 11/14/2016(b)	125	125,110
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d, 144A
1.040%, 03/27/2017(b)	160	159,832
Caterpillar Inc.
5.700%, 08/15/2016	339	340,852
Ontario (Province of)
1.000%, 07/22/2016	300	300,069

		1,176,211

Repurchase Agreement(c) — 9.7%
BNP Paribas SA
0.400%, dated 06/30/2016, due 07/01/2016 in the amount of $2,400,027	2,400	2,400,000

Time Deposit — 2.9%
US Bank National Association
0.320%, 07/01/2016(a)	726	726,000

U.S. Government Agency Obligations — 25.3%
Federal Farm Credit Bank
0.442%, 10/13/2016(b)	400	400,040

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)#	Value (Note 2)
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank
0.290%, 07/08/2016(a)	$900	$899,970
0.310%, 08/03/2016(a)	700	699,840
0.393%, 08/18/2016(b)	500	499,997
0.401%, 10/04/2016(a)	194	193,816
0.412%, 08/24/2016(b)	500	500,000
0.432%, 09/01/2016(b)	500	500,006
0.460%, 08/24/2016(a)	350	349,869
0.545%, 08/26/2016(b)	400	400,048
0.549%, 07/11/2016(b)	500	500,018
0.549%, 10/11/2016(b)	250	250,066
Federal Home Loan Mortgage Corporation
0.434%, 09/02/2016(b)	500	499,995
0.493%, 04/27/2017(b)	300	299,975
Federal National Mortgage Association
0.525%, 10/21/2016(b)	250	250,046

		6,243,686

TOTAL INVESTMENTS — 102.2% (cost $25,204,726)		25,206,100

LIABILITIES, LESS OTHER ASSETS — (2.2)%
Cash		5
Interest Receivable		17,036
Receivable Pending Capital Transactions		19,044
Payable for Securities Purchased		(599,080)

LIABILITIES IN EXCESS OF OTHER ASSETS		(563,000)

NET ASSETS — 100.0%		$24,643,100

NET ASSETS, representing:
Equity of Participants		$24,644,228
Equity of The Prudential Insurance Company of America		(1,123)

		$24,643,105

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	MediumTerm Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Rate quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(c)	Repurchase agreements are collaterized by U.S. Treasury Securities (coupon rates 5.000%-6.000%, maturity dates 09/29/2016-07/01/2041), with the aggregate value, including accrued interest, of $2,448,000. Repurchase agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Statement of Net Assets.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,121,239	$—
Commerical Paper	—	10,538,964	—
Other Corporate Obligations	—	1,176,211	—
Repurchase Agreement	—	2,400,000	—
Time Deposit	—	726,000
U.S. Government Agency Obligations	—	6,243,686	—

Total	$—	$25,206,100	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2016

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage on net assets as of June 30, 2016 was as follows:

Commercial Paper	42.8%
U.S. Government Agency Obligations	25.3
Certificates of Deposit	16.7
Repurchase Agreement	9.7
Other Corporate Obligations	4.8

Time Deposit	2.9%

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2016

INVESTMENT INCOME
Unaffiliated Interest Income	$63,431
EXPENSES
Fees Charged to Participants for Investment Management Services	(31,086)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(83,360)
0.50% Contract	(1,950)
0.45% Contract	(1,079)
Total Expenses	(117,475)
NET INVESTMENT LOSS	(54,044)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net Realized Gain on Investment Transactions	447
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,374
NET GAIN ON INVESTMENT TRANSACTIONS	1,821
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,223)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
OPERATIONS
Net Investment Loss	$(54,044)	$(194,100)
Net Realized Gain on Investment Transactions	447	316
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,374	—
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(52,223)	(193,784)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,128,832	1,843,959
Withdrawals and Transfers Out	(1,749,140)	(3,770,747)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(620,308)	(1,926,788)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(1,386)	18
TOTAL DECREASE IN NET ASSETS	(673,917)	(2,120,554)
NET ASSETS
Beginning of period	25,317,022	27,437,576
End of period	$24,643,105	$25,317,022

Accumulation Unit Values and Equity of Participants as of June 30, 2016

Standard Contract:
Accumulation Unit Value and Equity of Participants, $22,016,921 / 6,903,913 outstanding Accumulation Units	$3.1890

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $1,551,093 / 443,888 outstanding Accumulation Units	$3.4943

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $1,076,214 / 307,158 outstanding Accumulation Units	$3.5038

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2016						Year Ended December 31, 2015
	Standard Contract		0.50% Contarct		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0081		$.0088		$.0089		$.0066	$.0071	$.0071
Expenses
Investment management fee	(.0040)		(.0043)		(.0043)		(.0080)	(.0087)	(.0088)
Administrative expenses	(.0119)		(.0043)		(.0035)		(.0239)	(.0087)	(.0069)
Net Investment Income (Loss)	(.0078)		.0002		.0011		(.0253)	(.0103)	(.0086)
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.0002		.0002		.0002		.0000 ††	.0000 ††	.0000 ††
Net Increase (Decrease) in Accumulation Unit Value	(.0076)		.0004		.0013		(.0253)	(.0103)	(.0086)
Accumulation Unit Value
Beginning of period	3.1966		3.4939		3.5025		3.2219	3.5042	3.5111
End of period	$3.1890		$3.4943		$3.5038		$3.1966	$3.4939	$3.5025
Total Return**	(.24%)		.01%		.04%		(.79%)	(.29%)	(.24%)
Ratio of Expenses To Average Net Assets***	1.00	%†††	.50	%†††	.45	%†††	1.00%	.50%	.45%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.49	%)†††	.01	%†††	.06	%†††	(.79%)	(.29%)	(.24%)
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	6,904		444		307		7,077	456	314

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
††	Less than $.00005.
†††	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0052	$.0056	$.0056	$.0060	$.0063	$.0064
Expenses
Investment management fee	(.0081)	(.0088)	(.0088)	(.0081)	(.0087)	(.0087)
Administrative expenses	(.0242)	(.0088)	(.0070)	(.0244)	(.0087)	(.0071)
Net Investment Loss	(.0271)	(.0120)	(.0102)	(.0265)	(.0111)	(.0094)
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.0000 ††	.0000 ††	.0000 ††	.0001	.0001	.0001
Net Increase (Decrease) in Accumulation Unit Value	(.0271)	(.0120)	(.0102)	(.0264)	(.0110)	(.0093)
Accumulation Unit Value
Beginning of year	3.2490	3.5162	3.5213	3.2754	3.5272	3.5306
End of year	$3.2219	$3.5042	$3.5111	$3.2490	$3.5162	$3.5213
Total Return**	(.83%)	(.34%)	(.29%)	(.81%)	(.31%)	(.26%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.84%)	(.34%)	(.29%)	(.81%)	(.32%)	(.27%)
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	7,653	458	335	8,446	502	393

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-11.
††	Less than $.00005.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.0081	$.0085	$.0086	$.0070	$.0073	$.0051
Expenses
Investment management fee	(.0083)	(.0088)	(.0088)	(.0083)	(.0088)	(.0067)
Administrative expenses	(.0246)	(.0088)	(.0071)	(.0248)	(.0088)	(.0053)
Net Investment Loss	(.0248)	(.0091)	(.0073)	(.0261)	(.0103)	(.0069)
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.0001	.0001	.0001	.0001	.0001	.0000	††
Net Increase (Decrease) in Accumulation Unit Value	(.0247)	(.0090)	(.0072)	(.0260)	(.0102)	(.0069)
Accumulation Unit Value
Beginning of period	3.3001	3.5362	3.5378	3.3261	3.5464	3.5447
End of period	$3.2754	$3.5272	$3.5306	$3.3001	$3.5362	$3.5378
Total Return**	(.75%)	(.25%)	(.20%)	(.78%)	(.29%)	(.19%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%†††
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.75%)	(.26%)	(.21%)	(.79%)	(.29%)	(.23	%)†††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	9,435	500	433	10,650	495	458

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Inception Date — April 1, 2011.
††	Less than $.00005.
†††	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s action is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Statement of Net Assets.

Effective March 30, 2016, the Account has amended its valuation policy for fixed income securities as follows. Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Through March 29, 2016, the Account valued all of its securities of sufficient credit quality, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Loan Participations:    The Account may invest in loan participations. When the Account purchases a loan participation, the Account typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Account assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Account and the borrower. The Account may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Restricted and Illiquid Securities:    The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Master Netting Arrangements:    The Account may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Account and the counterparty permits the Account to offset amounts payable by the Account to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Account to cover the Account’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforcable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right to set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from security transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with management of the Account. PI pays for the services of PGIM, Inc. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, for investment management services.

PICA, PI and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, are as follows:

Standard Contract	Units	Amount
Six months ended June 30, 2016:
Account units issued	326,568	$1,042,859
Account units redeemed	(499,847)	(1,595,790)

Net increase (decrease) in units outstanding	(173,279)	$(552,931)

Year ended December 31, 2015:
Account units issued	524,714	$1,683,743
Account units redeemed	(1,100,210)	(3,531,497)

Net increase (decrease) in units outstanding	(575,496)	$(1,847,754)

0.50% Contract
Six months ended June 30, 2016:
Account units issued	24,604	$85,974
Account units redeemed	(37,152)	(129,819)

Net increase (decrease) in units outstanding	(12,548)	$(43,845)

Year ended December 31, 2015:
Account units issued	45,777	$160,216
Account units redeemed	(47,326)	(165,489)

Net increase (decrease) in units outstanding	(1,549)	$(5,273)

0.45% Contract
Six months ended June 30, 2016:
Account units issued	—	$—
Account units redeemed	(6,717)	(23,531)

Net increase (decrease) in units outstanding	(6,717)	$(23,531)

Year ended December 31, 2015:
Account units issued	—	$—
Account units redeemed	(21,034)	(73,761)

Net increase (decrease) in units outstanding	(21,034)	$(73,761)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2016, $7,582 in participant loans were withdrawn from VCA-11 and $13,739 of principal and interest was repaid to VCA-11. For the year ended December 31, 2015, $28,071 in participant loans were withdrawn from VCA-11 and $44,121 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2016, PICA has advised the Account that it received $209 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,042.10	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92
Diversified Bond (Class I)	Actual	$1,000.00	$1,070.50	0.46%	$2.37
	Hypothetical	$1,000.00	$1,022.58	0.46%	$2.31
Equity (Class I)	Actual	$1,000.00	$949.80	0.47%	$2.28
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$948.00	0.87%	$4.21
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37
Flexible Managed (Class I)	Actual	$1,000.00	$1,035.10	0.63%	$3.19
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$993.50	0.80%	$3.97
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
Government Income (Class I)	Actual	$1,000.00	$1,050.00	0.52%	$2.65
	Hypothetical	$1,000.00	$1,022.28	0.52%	$2.61
Stock Index (Class I)	Actual	$1,000.00	$1,039.10	0.32%	$1.62
	Hypothetical	$1,000.00	$1,023.27	0.32%	$1.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 48.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
Boeing Co. (The)	38,850	$5,045,450
General Dynamics Corp.	18,300	2,548,092
Honeywell International, Inc.	48,212	5,608,020
L-3 Communications Holdings, Inc.	5,100	748,119
Lockheed Martin Corp.	16,500	4,094,805
Northrop Grumman Corp.	11,362	2,525,545
Raytheon Co.	18,800	2,555,860
Rockwell Collins, Inc.(a)	8,200	698,148
Safran SA (France)	1,224	82,427
Textron, Inc.	17,100	625,176
Thales SA (France)	835	69,342
TransDigm Group, Inc.*(a)	3,100	817,439
United Technologies Corp.	48,800	5,004,440

		30,422,863

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,200	683,100
Deutsche Post AG (Germany)	3,772	106,267
Expeditors International of Washington, Inc.	12,000	588,480
FedEx Corp.	16,400	2,489,192
Royal Mail PLC (United Kingdom)	3,171	21,305
United Parcel Service, Inc. (Class B Stock)	43,300	4,664,276

		8,552,620

Airlines — 0.2%
Alaska Air Group, Inc.	7,200	419,688
American Airlines Group, Inc.	36,900	1,044,639
ANA Holdings, Inc. (Japan)	13,000	37,045
Cathay Pacific Airways Ltd. (Hong Kong)	159,000	233,263
Delta Air Lines, Inc.	48,500	1,766,855
International Consolidated Airlines Group SA (United Kingdom)	3,186	15,775
Japan Airlines Co. Ltd. (Japan)	400	12,869
Singapore Airlines Ltd. (Singapore)	3,300	26,205
Southwest Airlines Co.	39,600	1,552,716
United Continental Holdings, Inc.*	21,100	865,944

		5,974,999

Auto Components — 0.2%
BorgWarner, Inc.	14,000	413,280
Cie Generale des Etablissements Michelin (France)	4,085	384,974
Delphi Automotive PLC (United Kingdom)	17,700	1,108,020
Goodyear Tire & Rubber Co. (The)	16,300	418,258
Johnson Controls, Inc.	40,600	1,796,956
Koito Manufacturing Co. Ltd. (Japan)	7,800	359,147
Sumitomo Rubber Industries Ltd. (Japan)	1,400	18,743
Valeo SA (France)	7,476	331,892

		4,831,270

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,290	93,880
Daimler AG (Germany)	446	26,688

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Ferrari NV (Italy)	846	$34,730
Fiat Chrysler Automobiles NV (United Kingdom)	3,504	21,569
Ford Motor Co.	244,185	3,069,406
Fuji Heavy Industries Ltd. (Japan)	2,300	79,059
General Motors Co.	88,000	2,490,400
Harley-Davidson, Inc.(a)	12,000	543,600
Mazda Motor Corp. (Japan)	2,200	29,113
Mitsubishi Motors Corp. (Japan)	6,100	28,160
Nissan Motor Co. Ltd. (Japan)	9,800	87,458
Renault SA (France)	4,649	350,990
Suzuki Motor Corp. (Japan)	1,400	37,909
Toyota Motor Corp. (Japan)	9,000	443,687
Volkswagen AG (Germany)	123	16,305

		7,352,954

Banks — 2.6%
Aozora Bank Ltd. (Japan)	11,000	38,159
Banco Santander SA (Spain)	7,244	28,112
Bank of America Corp.	646,721	8,581,988
BB&T Corp.	50,700	1,805,427
BNP Paribas SA (France)	10,881	477,194
Citigroup, Inc.	184,685	7,828,797
Citizens Financial Group, Inc.	31,700	633,366
Comerica, Inc.	11,000	452,430
Commonwealth Bank of Australia (Australia)	2,352	132,018
Concordia Financial Group Ltd. (Japan)*	4,700	18,151
Credit Agricole SA (France)	43,650	366,964
Danske Bank A/S (Denmark)	15,100	397,438
DBS Group Holdings Ltd. (Singapore)	29,400	346,653
Erste Group Bank AG (Austria)	2,698	61,428
Fifth Third Bancorp	47,021	827,099
HSBC Holdings PLC (United Kingdom)	127,438	789,553
Huntington Bancshares, Inc.	47,736	426,760
ING Groep NV (Netherlands), CVA	31,165	322,432
Intesa Sanpaolo SpA (Italy)	49,610	94,493
Intesa Sanpaolo SpA, RSP (Italy)	10,665	19,092
JPMorgan Chase & Co.	230,945	14,350,922
KeyCorp.	49,400	545,870
Lloyds Banking Group PLC (United Kingdom)	17,330	12,552
M&T Bank Corp.	10,400	1,229,592
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,100	9,414
Mizuho Financial Group, Inc. (Japan)	93,700	134,840
National Australia Bank Ltd. (Australia)	10,202	195,873
People’s United Financial, Inc.(a)	19,100	280,006
PNC Financial Services Group, Inc. (The)	31,433	2,558,332
Regions Financial Corp.	78,203	665,508
Societe Generale SA (France)	11,871	371,397

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,700	$482,213
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	32,000	104,122
SunTrust Banks, Inc.	31,800	1,306,344
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,816	70,609
U.S. Bancorp	102,285	4,125,154
Wells Fargo & Co.	291,264	13,785,525
Westpac Banking Corp. (Australia)	2,175	48,232
Zions Bancorporation	12,850	322,921

		64,246,980

Beverages — 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	1,269	167,809
Asahi Group Holdings Ltd. (Japan)	1,500	48,502
Brown-Forman Corp. (Class B Stock)	6,250	623,500
Coca-Cola Amatil Ltd. (Australia)	18,153	112,059
Coca-Cola Co. (The)	244,101	11,065,098
Coca-Cola European Partners PLC (United Kingdom)*	850	30,459
Coca-Cola HBC AG (Switzerland)*	1,609	32,557
Constellation Brands, Inc. (Class A Stock)	11,100	1,835,940
Diageo PLC (United Kingdom)	9,798	273,715
Dr. Pepper Snapple Group, Inc.	12,000	1,159,560
Heineken NV (Netherlands)	2,521	231,232
Molson Coors Brewing Co. (Class B Stock)	11,700	1,183,221
Monster Beverage Corp.*	9,300	1,494,603
PepsiCo, Inc.	91,207	9,662,470

		27,920,725

Biotechnology — 1.4%
AbbVie, Inc.	100,900	6,246,719
Actelion Ltd. (Switzerland)	997	167,893
Alexion Pharmaceuticals, Inc.*	14,100	1,646,316
Amgen, Inc.	47,687	7,255,577
Biogen, Inc.*	13,860	3,351,625
Celgene Corp.*	49,000	4,832,870
CSL Ltd. (Australia)	1,796	151,462
Gilead Sciences, Inc.	85,600	7,140,752
Regeneron Pharmaceuticals, Inc.*	5,040	1,760,119
Shire PLC	4,852	299,867
Vertex Pharmaceuticals, Inc.*	15,900	1,367,718

		34,220,918

Building Products — 0.1%
Allegion PLC	6,433	446,643
Asahi Glass Co. Ltd. (Japan)	4,000	21,708
Assa Abloy AB (Sweden) (Class B Stock)	3,895	80,131
Cie de Saint-Gobain (France)	8,150	308,932
Fortune Brands Home & Security, Inc.	7,700	446,369
Masco Corp.	21,400	662,116

		1,965,899

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	48,366	$354,868
Affiliated Managers Group, Inc.*	3,500	492,695
Ameriprise Financial, Inc.	10,820	972,177
Bank of New York Mellon Corp. (The)	67,358	2,616,858
BlackRock, Inc.	8,000	2,740,240
Charles Schwab Corp. (The)	75,650	1,914,702
E*TRADE Financial Corp.*	15,420	362,216
Franklin Resources, Inc.	22,900	764,173
Goldman Sachs Group, Inc. (The)	24,600	3,655,068
Invesco Ltd.	25,400	648,716
Legg Mason, Inc.	7,000	206,430
Macquarie Group Ltd. (Australia)	7,794	405,713
Mediobanca SpA (Italy)	1,571	9,052
Morgan Stanley	95,680	2,485,766
Northern Trust Corp.	13,600	901,136
Partners Group Holding AG (Switzerland)	66	28,285
SBI Holdings, Inc. (Japan)	24,100	239,991
State Street Corp.	25,400	1,369,568
T. Rowe Price Group, Inc.	15,900	1,160,223

		21,327,877

Chemicals — 1.0%
Air Products & Chemicals, Inc.	12,200	1,732,888
Asahi Kasei Corp. (Japan)	4,000	27,836
BASF SE (Germany)	1,558	119,466
CF Industries Holdings, Inc.	13,400	322,940
Chr. Hansen Holding A/S (Denmark)	947	62,194
Croda International PLC (United Kingdom)	513	21,535
Daicel Corp. (Japan)	20,800	215,531
Dow Chemical Co. (The)	70,031	3,481,241
E.I. du Pont de Nemours & Co.	54,620	3,539,376
Eastman Chemical Co.	9,300	631,470
Ecolab, Inc.	16,700	1,980,620
FMC Corp.	8,200	379,742
Hitachi Chemical Co. Ltd. (Japan)	400	7,471
International Flavors & Fragrances, Inc.(a)	5,000	630,350
JSR Corp. (Japan)	1,700	22,513
K+S AG (Germany)	1,502	30,749
Kuraray Co. Ltd. (Japan)	1,300	15,511
LyondellBasell Industries NV (Class A Stock)	21,700	1,614,914
Mitsubishi Chemical Holdings Corp. (Japan)	5,300	24,295
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,000	15,651
Mitsui Chemicals, Inc. (Japan)	8,000	29,398
Monsanto Co.	27,594	2,853,496
Mosaic Co. (The)	21,900	573,342
PPG Industries, Inc.	16,700	1,739,305
Praxair, Inc.	17,900	2,011,781
Sherwin-Williams Co. (The)	5,000	1,468,350
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	87,883
Sika AG (Switzerland)	17	71,282

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Solvay SA (Belgium)	358	$33,440
Sumitomo Chemical Co. Ltd. (Japan)	6,000	24,756
Teijin Ltd. (Japan)	3,000	9,941
Toray Industries, Inc. (Japan)	4,000	34,132
Yara International ASA (Norway)	7,563	240,252

		24,053,651

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	6,171	57,615
Cintas Corp.	5,400	529,902
ISS A/S (Denmark)	6,141	230,965
Pitney Bowes, Inc.	9,400	167,320
Republic Services, Inc.	15,465	793,509
Stericycle, Inc.*	5,600	583,072
Tyco International PLC	26,800	1,141,680
Waste Management, Inc.	26,242	1,739,057

		5,243,120

Communications Equipment — 0.5%
Cisco Systems, Inc.	315,200	9,043,088
F5 Networks, Inc.*	4,500	512,280
Harris Corp.	8,000	667,520
Juniper Networks, Inc.	20,300	456,547
Motorola Solutions, Inc.	10,289	678,765

		11,358,200

Construction & Engineering — 0.1%
Fluor Corp.	8,800	433,664
Jacobs Engineering Group, Inc.*	7,700	383,537
Kajima Corp. (Japan)	27,000	187,562
Obayashi Corp. (Japan)	37,200	396,065
Quanta Services, Inc.*	8,000	184,960
Shimizu Corp. (Japan)	2,000	18,738
Skanska AB (Sweden) (Class B Stock)	6,496	136,019
Taisei Corp. (Japan)	4,000	32,867
Vinci SA (France)	1,947	137,394

		1,910,806

Construction Materials — 0.1%
Fletcher Building Ltd. (New Zealand)	5,520	33,954
HeidelbergCement AG (Germany)	1,131	85,201
Martin Marietta Materials, Inc.	4,000	768,000
Vulcan Materials Co.	8,300	998,988

		1,886,143

Consumer Finance — 0.3%
American Express Co.	51,300	3,116,988
Capital One Financial Corp.	32,961	2,093,353
Discover Financial Services	26,440	1,416,920
Navient Corp.	18,300	218,685
Synchrony Financial*	52,172	1,318,908

		8,164,854

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	23,137	260,143
Avery Dennison Corp.	6,100	455,975
Ball Corp.(a)	9,300	672,297

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
International Paper Co.	26,273	$1,113,450
Owens-Illinois, Inc.*	9,400	169,294
Rexam PLC (United Kingdom)	2,751	23,994
Sealed Air Corp.	12,000	551,640
WestRock Co.	15,544	604,195

		3,850,988

Distributors — 0.1%
Genuine Parts Co.	9,600	972,000
LKQ Corp.*	18,300	580,110

		1,552,110

Diversified Consumer Services
H&R Block, Inc.(a)	14,900	342,700

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	118,000	17,085,220
CME Group, Inc.	21,600	2,103,840
Eurazeo SA (France)	331	19,637
Intercontinental Exchange, Inc.	7,471	1,912,277
Japan Exchange Group, Inc. (Japan)	2,100	24,178
Leucadia National Corp.	18,600	322,338
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	58,600	225,175
Moody’s Corp.	10,900	1,021,439
Nasdaq, Inc.	7,000	452,690
ORIX Corp. (Japan)	5,200	67,291
S&P Global, Inc.	17,000	1,823,420

		25,057,505

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	387,038	16,723,912
CenturyLink, Inc.	33,336	967,077
Deutsche Telekom AG (Germany)(a)	14,470	246,747
Elisa OYJ (Finland)	555	21,325
Frontier Communications Corp.	66,190	326,979
HKT Trust & HKT Ltd. (Hong Kong)	21,000	30,263
Koninklijke KPN NV (Netherlands)	13,318	47,471
Level 3 Communications, Inc.*	17,800	916,522
Nippon Telegraph & Telephone Corp. (Japan)	10,700	501,776
Orange SA (France)	7,739	125,841
Spark New Zealand Ltd. (New Zealand)	21,304	54,147
Telecom Italia SpA (Italy)*	53,302	43,778
Telecom Italia SpA, RSP (Italy)	23,599	15,183
Telefonica SA (Spain)	17,344	164,661
TPG Telecom Ltd. (Australia)	2,362	21,180
Verizon Communications, Inc.	256,176	14,304,868

		34,511,730

Electric Utilities — 1.1%
American Electric Power Co., Inc.	30,760	2,155,968
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	17,244
Chubu Electric Power Co., Inc. (Japan)	2,400	34,154

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	$27,969
CLP Holdings Ltd. (Hong Kong)	6,000	61,291
Duke Energy Corp.	43,161	3,702,782
Edison International	20,400	1,584,468
EDP-Energias de Portugal SA (Portugal)	17,828	54,582
Electricite de France SA (France)	1,013	12,283
Endesa SA (Spain)	1,230	24,681
Enel SpA (Italy)	78,956	350,523
Entergy Corp.	11,400	927,390
Eversource Energy	19,600	1,174,040
Exelon Corp.	57,613	2,094,809
FirstEnergy Corp.	27,406	956,743
Fortum OYJ (Finland)	1,698	27,281
Hokuriku Electric Power Co. (Japan)	2,200	27,261
Iberdrola SA (Spain)	21,207	144,666
Kansai Electric Power Co., Inc. (The) (Japan)*	2,700	26,296
Kyushu Electric Power Co., Inc. (Japan)	1,600	16,047
NextEra Energy, Inc.	28,900	3,768,560
PG&E Corp.	30,900	1,975,128
Pinnacle West Capital Corp.	7,400	599,844
PPL Corp.	43,500	1,642,125
Shikoku Electric Power Co., Inc. (Japan)	2,300	27,244
Southern Co. (The)	57,700	3,094,451
SSE PLC (United Kingdom)	3,926	81,713
Tohoku Electric Power Co., Inc. (Japan)	1,700	21,455
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,600	23,716
Xcel Energy, Inc.	31,510	1,411,018

		26,065,732

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	24,283	480,612
Acuity Brands, Inc.	2,700	669,492
AMETEK, Inc.	14,900	688,827
Eaton Corp. PLC	29,137	1,740,353
Emerson Electric Co.	40,100	2,091,616
OSRAM Licht AG (Germany)	694	36,058
Rockwell Automation, Inc.	8,500	975,970
Schneider Electric SE (France)	1,132	66,042
Vestas Wind Systems A/S (Denmark)	871	59,201

		6,808,171

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,500	1,117,935
Corning, Inc.	68,600	1,404,928
FLIR Systems, Inc.	8,800	272,360
Hexagon AB (Sweden) (Class B Stock)	2,079	76,083
Hitachi High-Technologies Corp. (Japan)	200	5,473
Ingenico Group SA (France)	215	24,920

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
TDK Corp. (Japan)	6,800	$380,639
TE Connectivity Ltd. (Switzerland)	23,600	1,347,796

		4,630,134

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	27,398	1,236,472
Diamond Offshore Drilling, Inc.	2,700	65,691
FMC Technologies, Inc.*	14,300	381,381
Halliburton Co.	53,800	2,436,602
Helmerich & Payne, Inc.	6,700	449,771
National Oilwell Varco, Inc.	22,700	763,855
Schlumberger Ltd.	87,124	6,889,766
Transocean Ltd.	18,500	219,965

		12,443,503

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	27,600	4,334,304
CVS Health Corp.	68,848	6,591,507
ICA Gruppen AB (Sweden)	10,142	339,911
J. Sainsbury PLC (United Kingdom)	104,875	326,707
Koninklijke Ahold NV (Netherlands)	3,261	72,012
Kroger Co. (The)	60,292	2,218,143
METRO AG (Germany)	11,120	342,009
Sysco Corp.	32,800	1,664,272
Wal-Mart Stores, Inc.	98,000	7,155,960
Walgreens Boots Alliance, Inc.	54,700	4,554,869
Whole Foods Market, Inc.	20,700	662,814

		28,262,508

Food Products — 0.9%
Archer-Daniels-Midland Co.	37,926	1,626,646
Campbell Soup Co.	11,100	738,483
ConAgra Foods, Inc.	28,000	1,338,680
General Mills, Inc.	37,000	2,638,840
Hershey Co. (The)	9,200	1,044,108
Hormel Foods Corp.	16,800	614,880
J.M. Smucker Co. (The)	7,500	1,143,075
Kellogg Co.	15,800	1,290,070
Kraft Heinz Co. (The)	37,317	3,301,808
McCormick & Co., Inc.	7,500	800,025
Mead Johnson Nutrition Co.	11,967	1,086,005
MEIJI Holdings Co. Ltd. (Japan)	400	41,102
Mondelez International, Inc. (Class A Stock)	98,253	4,471,494
Nestle SA (Switzerland)	12,334	955,618
Orkla ASA (Norway)	11,342	100,871
Tyson Foods, Inc. (Class A Stock)	18,700	1,248,973
WH Group Ltd. (Hong Kong), 144A	484,500	383,722
Wilmar International Ltd. (Singapore)	109,700	267,043

		23,091,443

Gas Utilities
AGL Resources, Inc.	7,739	510,542
Gas Natural SDG SA (Spain)	1,347	26,775
Tokyo Gas Co. Ltd. (Japan)	7,000	28,901

		566,218

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	92,300	$3,628,313
Baxter International, Inc.	34,200	1,546,524
Becton, Dickinson & Co.	13,678	2,319,652
Boston Scientific Corp.*	86,567	2,023,071
C.R. Bard, Inc.	4,600	1,081,736
DENTSPLY SIRONA, Inc.	15,300	949,212
Edwards Lifesciences Corp.*	13,700	1,366,301
Hologic, Inc.*	16,300	563,980
Intuitive Surgical, Inc.*	2,390	1,580,770
Medtronic PLC	88,090	7,643,569
St. Jude Medical, Inc.	17,800	1,388,400
Stryker Corp.	20,000	2,396,600
Varian Medical Systems, Inc.*	6,200	509,826
Zimmer Biomet Holdings, Inc.	11,800	1,420,484

		28,418,438

Health Care Providers & Services — 1.3%
Aetna, Inc.	21,969	2,683,074
Alfresa Holdings Corp. (Japan)	17,200	359,344
AmerisourceBergen Corp.	12,500	991,500
Anthem, Inc.	16,400	2,153,976
Cardinal Health, Inc.	20,650	1,610,907
Centene Corp.*	11,000	785,070
Cigna Corp.	16,100	2,060,639
DaVita HealthCare Partners, Inc.*	10,700	827,324
Express Scripts Holding Co.*	39,649	3,005,394
Fresenius SE & Co. KGaA (Germany)	1,563	114,846
HCA Holdings, Inc.*	19,500	1,501,695
Henry Schein, Inc.*	5,300	937,040
Humana, Inc.	9,300	1,672,884
Laboratory Corp. of America Holdings*	6,700	872,809
McKesson Corp.	14,330	2,674,694
Medipal Holdings Corp. (Japan)	14,500	238,392
Patterson Cos., Inc.	5,400	258,606
Quest Diagnostics, Inc.	9,300	757,113
Ramsay Health Care Ltd. (Australia)	540	29,185
Ryman Healthcare Ltd. (New Zealand)	4,388	29,288
Sonic Healthcare Ltd. (Australia)	1,516	24,585
Suzuken Co. Ltd. (Japan)	210	6,610
UnitedHealth Group, Inc.	60,000	8,472,000
Universal Health Services, Inc. (Class B Stock)	5,700	764,370

		32,831,345

Health Care Technology
Cerner Corp.*	19,500	1,142,700

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	4,371	45,472
Carnival Corp.	28,800	1,272,960
Chipotle Mexican Grill, Inc.*	1,950	785,382
Compass Group PLC (United Kingdom)	12,874	244,934
Darden Restaurants, Inc.	7,650	484,551
Marriott International, Inc. (Class A Stock)(a)	11,928	792,735

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	56,500	$6,799,210
Oriental Land Co. Ltd. (Japan)	800	51,799
Paddy Power Betfair PLC (Ireland)	887	93,221
Royal Caribbean Cruises Ltd.(a)	10,800	725,220
Starbucks Corp.	92,600	5,289,312
Starwood Hotels & Resorts Worldwide, Inc.	10,800	798,660
TUI AG (Germany)	1,957	22,274
Wyndham Worldwide Corp.	7,520	535,650
Wynn Resorts Ltd.	5,300	480,392
Yum! Brands, Inc.	25,600	2,122,752

		20,544,524

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,993	21,698
Berkeley Group Holdings PLC (United Kingdom)	993	33,531
D.R. Horton, Inc.	20,200	635,896
Electrolux AB (Sweden) (Class B Stock)	5,844	159,336
Garmin Ltd.	7,000	296,940
Harman International Industries, Inc.	4,700	337,554
Iida Group Holdings Co. Ltd. (Japan)	12,000	245,749
Leggett & Platt, Inc.	8,400	429,324
Lennar Corp. (Class A Stock)	11,700	539,370
Mohawk Industries, Inc.*	4,200	796,992
Newell Brands, Inc.	28,214	1,370,354
Nikon Corp. (Japan)	1,300	17,602
Persimmon PLC (United Kingdom)	4,202	81,484
PulteGroup, Inc.	18,222	355,147
Sekisui House Ltd. (Japan)	2,300	40,278
Taylor Wimpey PLC (United Kingdom)	128,488	227,950
Whirlpool Corp.	4,926	820,868

		6,410,073

Household Products — 1.0%
Church & Dwight Co., Inc.	8,200	843,698
Clorox Co. (The)	8,100	1,120,959
Colgate-Palmolive Co.	55,900	4,091,880
Henkel AG & Co. KGaA (Germany)	406	43,917
Kimberly-Clark Corp.	22,600	3,107,048
Procter & Gamble Co. (The)	167,825	14,209,743
Reckitt Benckiser Group PLC (United Kingdom)	4,674	468,672
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	2,352	75,571

		23,961,488

Independent Power & Renewable Electricity Producers
AES Corp.	39,500	492,960
Electric Power Development Co. Ltd. (Japan)	500	11,649
NRG Energy, Inc.	18,200	272,818

		777,427

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 1.2%
3M Co.	37,900	$6,637,048
CK Hutchison Holdings Ltd. (Hong Kong)	3,916	43,078
Danaher Corp.	37,500	3,787,500
DCC PLC (United Kingdom)	2,946	259,248
General Electric Co.	582,430	18,334,896
Roper Technologies, Inc.	6,300	1,074,528
Siemens AG (Germany)	2,966	304,376

		30,440,674

Insurance — 1.3%
Aflac, Inc.	26,700	1,926,672
AIA Group Ltd. (Hong Kong)	5,200	31,271
Allianz SE (Germany)	3,981	567,922
Allstate Corp. (The)	24,200	1,692,790
American International Group, Inc.	72,039	3,810,143
Aon PLC	17,300	1,889,679
Arthur J. Gallagher & Co.	10,100	480,760
Assurant, Inc.	4,300	371,133
AXA SA (France)	7,540	149,086
Chubb Ltd.	28,886	3,775,689
Cincinnati Financial Corp.	9,237	691,759
Hannover Rueck SE (Germany)	3,415	357,817
Hartford Financial Services Group, Inc. (The)	25,300	1,122,814
Legal & General Group PLC (United Kingdom)	46,279	118,479
Lincoln National Corp.	14,918	578,371
Loews Corp.	17,075	701,612
Marsh & McLennan Cos., Inc.	32,700	2,238,642
Medibank Pvt. Ltd. (Australia)	10,750	23,839
MetLife, Inc.	68,700	2,736,321
MS&AD Insurance Group Holdings, Inc. (Japan)	2,100	54,411
NN Group NV (Netherlands)	11,708	322,304
Principal Financial Group, Inc.	17,000	698,870
Progressive Corp. (The)	36,300	1,216,050
SCOR SE (France)	625	18,478
Swiss Life Holding AG (Switzerland)	123	28,425
Swiss Re AG (Switzerland)	5,227	456,528
Torchmark Corp.	6,925	428,104
Travelers Cos., Inc. (The)	18,835	2,242,118
Unum Group	15,310	486,705
Willis Towers Watson PLC(a)	8,700	1,081,497
XL Group PLC (Ireland)	18,000	599,580

		30,897,869

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	24,340	17,418,191
Expedia, Inc.	7,650	813,195
Netflix, Inc.*	26,850	2,456,238
Priceline Group, Inc. (The)*	3,180	3,969,944
TripAdvisor, Inc.*	7,350	472,605

		25,130,173

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	11,000	615,230
Alphabet, Inc. (Class A Stock)*	18,500	13,015,305
Alphabet, Inc. (Class C Stock)*	18,703	12,944,347

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
eBay, Inc.*	69,200	$1,619,972
Facebook, Inc. (Class A Stock)*	145,300	16,604,884
Mixi, Inc. (Japan)	2,100	86,825
VeriSign, Inc.*	6,400	553,344
Yahoo!, Inc.*	54,600	2,050,776

		47,490,683

IT Services — 1.7%
Accenture PLC (Class A Stock)	39,400	4,463,626
Alliance Data Systems Corp.*	3,840	752,333
Amadeus IT Holding SA (Spain) (Class A Stock)	4,113	181,214
Atos SE (France)	4,311	355,439
Automatic Data Processing, Inc.	28,600	2,627,482
Capgemini SA (France)	1,914	165,165
Cognizant Technology Solutions Corp. (Class A Stock)*	38,200	2,186,568
Computershare Ltd. (Australia)	1,831	12,661
CSRA, Inc.	8,700	203,841
Fidelity National Information Services, Inc.	17,700	1,304,136
Fiserv, Inc.*	14,300	1,554,839
Global Payments, Inc.	9,500	678,110
International Business Machines Corp.	55,400	8,408,612
MasterCard, Inc. (Class A Stock)	61,500	5,415,690
Paychex, Inc.	20,300	1,207,850
PayPal Holdings, Inc.*	69,700	2,544,747
Teradata Corp.*	8,400	210,588
Total System Services, Inc.	11,096	589,309
Visa, Inc. (Class A Stock)(a)	120,200	8,915,234
Western Union Co. (The)	30,410	583,264
Xerox Corp.	58,163	551,967

		42,912,675

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	800	20,645
Hasbro, Inc.	7,000	587,930
Mattel, Inc.	21,351	668,073
Sankyo Co. Ltd. (Japan)	6,400	239,955
Yamaha Corp. (Japan)	600	16,172

		1,532,775

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	20,714	918,873
Illumina, Inc.*	9,500	1,333,610
PerkinElmer, Inc.	6,600	345,972
QIAGEN NV*	1,746	38,049
Thermo Fisher Scientific, Inc.	24,900	3,679,224
Waters Corp.*	5,200	731,380

		7,047,108

Machinery — 0.6%
Amada Holdings Co. Ltd. (Japan)	2,600	26,396
ANDRITZ AG (Austria)	3,093	146,662
Atlas Copco AB (Sweden) (Class A Stock)	1,000	25,972

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Atlas Copco AB (Sweden) (Class B Stock)	1,000	$23,702
Caterpillar, Inc.(a)	36,400	2,759,484
Cummins, Inc.	10,400	1,169,376
Deere & Co.(a)	19,200	1,555,968
Dover Corp.	10,100	700,132
Flowserve Corp.	8,300	374,911
GEA Group AG (Germany)	711	33,560
Hoshizaki Corp (Japan)	100	9,790
Illinois Tool Works, Inc.	20,500	2,135,280
Ingersoll-Rand PLC	16,400	1,044,352
Kone OYJ (Finland) (Class B Stock)	2,610	120,453
Mitsubishi Heavy Industries Ltd. (Japan)	12,000	48,255
PACCAR, Inc.	22,043	1,143,370
Parker-Hannifin Corp.	8,765	947,058
Pentair PLC (United Kingdom)	11,577	674,823
Schindler Holding AG (Switzerland)	77	14,013
Schindler Holding AG (Switzerland) (Part. Cert.)	169	30,597
Snap-on, Inc.	3,600	568,152
Stanley Black & Decker, Inc.	9,697	1,078,500
Volvo AB (Sweden) (Class B Stock)	12,317	122,361
Xylem, Inc.(a)	11,600	517,940

		15,271,107

Marine
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	30	37,811

Media — 1.3%
CBS Corp. (Class B Stock)	26,934	1,466,287
Comcast Corp. (Class A Stock)	152,390	9,934,304
Discovery Communications, Inc. (Class A Stock)*	8,500	214,455
Discovery Communications, Inc. (Class C Stock)*(a)	15,200	362,520
Hakuhodo DY Holdings, Inc. (Japan)	11,100	133,042
Interpublic Group of Cos., Inc. (The)	25,331	585,146
News Corp. (Class A Stock)	21,475	243,741
News Corp. (Class B Stock)(a)	4,800	56,016
Omnicom Group, Inc.	15,300	1,246,797
Publicis Groupe SA (France)	34	2,275
RTL Group SA (Luxembourg)	287	23,439
Scripps Networks Interactive, Inc. (Class A Stock)	6,100	379,847
TEGNA, Inc.	13,800	319,746
Time Warner, Inc.	49,566	3,645,084
Twenty-First Century Fox, Inc. (Class A Stock)	69,800	1,888,090
Twenty-First Century Fox, Inc. (Class B Stock)	26,700	727,575
Viacom, Inc. (Class B Stock)	21,334	884,721
Vivendi SA (France)	4,574	85,574
Walt Disney Co. (The)	94,100	9,204,862
WPP PLC (United Kingdom)	20,591	429,148

		31,832,669

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.2%
Alcoa, Inc.	80,940	$750,314
Alumina Ltd. (Australia)	20,821	20,466
Anglo American PLC (United Kingdom)	4,952	48,541
BHP Billiton Ltd. (Australia)	12,039	167,779
BHP Billiton PLC (Australia)	7,805	98,788
Boliden AB (Sweden)	1,060	20,717
Fortescue Metals Group Ltd. (Australia)	65,008	173,964
Freeport-McMoRan, Inc.	77,088	858,760
JFE Holdings, Inc. (Japan)	1,900	24,786
Mitsubishi Materials Corp. (Japan)	9,000	21,549
Newmont Mining Corp.	32,600	1,275,312
Nippon Steel & Sumitomo Metal Corp. (Japan)	14,000	271,035
Nucor Corp.	20,400	1,007,964
Rio Tinto PLC (United Kingdom)	5,551	172,451
voestalpine AG (Austria)	9,116	306,803

		5,219,229

Multi-Utilities — 0.6%
Ameren Corp.	15,100	809,058
CenterPoint Energy, Inc.	25,300	607,200
CMS Energy Corp.	17,200	788,792
Consolidated Edison, Inc.	18,300	1,472,052
Dominion Resources, Inc.(a)	37,832	2,948,248
DTE Energy Co.	11,700	1,159,704
E.ON SE (Germany)	13,224	133,494
National Grid PLC (United Kingdom)	34,681	509,998
NiSource, Inc.	19,600	519,792
Public Service Enterprise Group, Inc.	31,600	1,472,876
SCANA Corp.	8,800	665,808
Sempra Energy	15,119	1,723,868
TECO Energy, Inc.	14,500	400,780
WEC Energy Group, Inc.	19,913	1,300,319

		14,511,989

Multiline Retail — 0.3%
Dollar General Corp.	18,600	1,748,400
Dollar Tree, Inc.*	14,765	1,391,454
Harvey Norman Holdings Ltd. (Australia)	13,950	48,540
Kohl’s Corp.(a)	11,700	443,664
Macy’s, Inc.	19,474	654,521
Nordstrom, Inc.(a)	7,400	281,570
Target Corp.	37,700	2,632,214

		7,200,363

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	31,854	1,696,226
Apache Corp.(a)	23,914	1,331,292
BP PLC (United Kingdom)	56,926	333,219
Cabot Oil & Gas Corp.	27,700	712,998
Caltex Australia Ltd. (Australia)	1,070	25,798
Chesapeake Energy Corp.*	28,000	119,840
Chevron Corp.	118,422	12,414,178
Cimarex Energy Co.	6,200	739,784
Columbia Pipeline Group, Inc.	25,100	639,799

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.*	8,200	$978,014
ConocoPhillips	77,477	3,377,997
Devon Energy Corp.	32,100	1,163,625
EOG Resources, Inc.	34,500	2,877,990
EQT Corp.	11,200	867,216
Exxon Mobil Corp.	260,799	24,447,298
Galp Energia SGPS SA (Portugal)	28,310	393,747
Hess Corp.	17,100	1,027,710
Kinder Morgan, Inc.	115,698	2,165,867
Marathon Oil Corp.	51,882	778,749
Marathon Petroleum Corp.	33,082	1,255,793
Murphy Oil Corp.(a)	10,200	323,850
Neste Oyj (Finland)	10,961	393,051
Newfield Exploration Co.*	12,100	534,578
Noble Energy, Inc.	26,300	943,381
Occidental Petroleum Corp.	48,300	3,649,548
OMV AG (Austria)	1,124	31,597
ONEOK, Inc.	12,900	612,105
Phillips 66	29,338	2,327,677
Pioneer Natural Resources Co.	10,450	1,580,145
Range Resources Corp.	10,300	444,342
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,280	447,135
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	14,452	399,290
Southwestern Energy Co.*(a)	25,800	324,564
Spectra Energy Corp.	42,262	1,548,057
Statoil ASA (Norway)	4,228	73,053
Tesoro Corp.	7,800	584,376
TOTAL SA (France)(a)	8,992	431,222
Valero Energy Corp.	30,100	1,535,100
Williams Cos., Inc. (The)	42,500	919,275

		74,449,486

Paper & Forest Products
Oji Holdings Corp. (Japan)	6,000	23,034
Stora Enso OYJ (Finland) (Class R Stock)	2,120	17,050
UPM-Kymmene OYJ (Finland)	5,941	109,141

		149,225

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,900	1,265,178
Kao Corp. (Japan)	1,900	110,660
Unilever NV (United Kingdom), CVA	1,176	54,696
Unilever PLC (United Kingdom)	5,810	278,388

		1,708,922

Pharmaceuticals — 2.9%
Allergan PLC*	25,175	5,817,691
Astellas Pharma, Inc. (Japan)	33,900	531,631
AstraZeneca PLC (United Kingdom)	2,715	162,313
Bayer AG (Germany)	6,743	677,235
Bristol-Myers Squibb Co.	104,570	7,691,124
Eli Lilly & Co.	61,000	4,803,750
Endo International PLC*	12,500	194,875
GlaxoSmithKline PLC (United Kingdom)	18,966	407,297

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	173,148	$21,002,852
Mallinckrodt PLC*	7,700	468,006
Merck & Co., Inc.	173,833	10,014,519
Mitsubishi Tanabe Pharma Corp. (Japan)	2,100	37,943
Mylan NV*	25,600	1,106,944
Novartis AG (Switzerland)	5,897	486,730
Novo Nordisk A/S (Denmark) (Class B Stock)	7,173	386,287
Perrigo Co. PLC	9,300	843,231
Pfizer, Inc.	380,570	13,399,870
Roche Holding AG (Switzerland)	3,888	1,025,965
Sanofi (France)	4,583	380,770
Shionogi & Co. Ltd. (Japan)	1,200	65,599
Teva Pharmaceutical Industries Ltd. (Israel)	3,550	179,666
Zoetis, Inc.	28,600	1,357,356

		71,041,654

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	2,300	280,232
Equifax, Inc.	7,500	963,000
Experian PLC (Ireland)	7,664	145,403
Intertek Group PLC (United Kingdom)	1,572	73,245
Nielsen Holdings PLC	23,000	1,195,310
Randstad Holding NV (Netherlands)	459	18,356
Robert Half International, Inc.	8,400	320,544
Verisk Analytics, Inc.*	10,000	810,800

		3,806,890

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	26,600	3,022,026
Apartment Investment & Management Co. (Class A Stock)	9,533	420,977
AvalonBay Communities, Inc.	8,575	1,546,844
Boston Properties, Inc.	9,600	1,266,240
British Land Co. PLC (The) (United Kingdom)	16,746	135,966
Crown Castle International Corp.	20,900	2,119,887
Dexus Property Group (Australia)	58,353	395,964
Digital Realty Trust, Inc.	8,600	937,314
Equinix, Inc.	4,494	1,742,459
Equity Residential	22,800	1,570,464
Essex Property Trust, Inc.	4,100	935,169
Extra Space Storage, Inc.	8,000	740,320
Federal Realty Investment Trust	4,500	744,975
General Growth Properties, Inc.	35,800	1,067,556
Goodman Group (Australia)	6,830	36,633
GPT Group (The) (Australia)	19,120	77,754
Hammerson PLC (United Kingdom)	3,083	22,206
HCP, Inc.	30,100	1,064,938
Host Hotels & Resorts, Inc.	45,582	738,884
Intu Properties PLC (United Kingdom)	7,505	29,178
Iron Mountain, Inc.	14,902	593,547
Kimco Realty Corp.	25,600	803,328
Link REIT (Hong Kong)	65,500	447,903

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	8,100	$691,659
Mirvac Group (Australia)	13,899	21,138
Nomura Real Estate Master Fund, Inc. (Japan)	13	20,551
Prologis, Inc.	32,877	1,612,288
Public Storage	9,300	2,376,987
Realty Income Corp.	15,500	1,075,080
Scentre Group (Australia)	20,441	75,713
Simon Property Group, Inc.	19,393	4,206,342
SL Green Realty Corp.	6,400	681,408
Stockland (Australia)	9,097	32,253
Suntec Real Estate Investment Trust (Singapore)	22,600	29,863
UDR, Inc.	15,900	587,028
Ventas, Inc.	20,818	1,515,967
Vornado Realty Trust(a)	11,425	1,143,871
Welltower, Inc.	22,100	1,683,357
Westfield Corp. (Australia)	7,599	61,040
Weyerhaeuser Co.	46,818	1,393,772

		37,668,849

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	18,700	495,176
Daiwa House Industry Co. Ltd. (Japan)	7,300	214,379
Henderson Land Development Co. Ltd. (Hong Kong)	67,794	382,952
Kerry Properties Ltd. (Hong Kong)	5,000	12,379
Mitsui Fudosan Co. Ltd. (Japan)	4,000	91,803
New World Development Co. Ltd. (Hong Kong)	60,000	61,102
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	30,513
Wheelock & Co. Ltd. (Hong Kong)	3,000	14,093

		1,302,397

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	8,199	29,748
Central Japan Railway Co. (Japan)	1,700	302,368
CSX Corp.	59,200	1,543,936
East Japan Railway Co. (Japan)	1,200	111,208
Hankyu Hanshin Holdings, Inc. (Japan)	23,000	171,501
JB Hunt Transport Services, Inc.	6,000	485,580
Kansas City Southern	6,900	621,621
Norfolk Southern Corp.	18,700	1,591,931
Ryder System, Inc.	3,600	220,104
Union Pacific Corp.	53,000	4,624,250
West Japan Railway Co. (Japan)	600	38,024

		9,740,271

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	19,600	1,110,144
Applied Materials, Inc.	69,600	1,668,312
ARM Holdings PLC (United Kingdom)	5,461	82,952
Broadcom Ltd. (Singapore)	23,280	3,617,712
First Solar, Inc.*	5,100	247,248
Intel Corp.	295,900	9,705,520

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	10,000	$732,500
Lam Research Corp.	9,950	836,397
Linear Technology Corp.	14,900	693,297
Microchip Technology, Inc.	13,600	690,336
Micron Technology, Inc.*	61,600	847,616
NVIDIA Corp.	32,350	1,520,773
NXP Semiconductors NV (Netherlands)*	5,100	399,534
Qorvo, Inc.*	7,707	425,889
QUALCOMM, Inc.	93,700	5,019,509
Skyworks Solutions, Inc.	12,100	765,688
Texas Instruments, Inc.	63,000	3,946,950
Tokyo Electron Ltd. (Japan)	1,400	118,312
Xilinx, Inc.	16,200	747,306

		33,175,995

Software — 2.0%
Activision Blizzard, Inc.	31,400	1,244,382
Adobe Systems, Inc.*	31,500	3,017,385
Autodesk, Inc.*	14,200	768,788
CA, Inc.	18,064	593,041
Check Point Software Technologies Ltd. (Israel)*	500	39,840
Citrix Systems, Inc.*	9,900	792,891
Electronic Arts, Inc.*	19,400	1,469,744
Intuit, Inc.	16,400	1,830,404
Konami Holdings Corp. (Japan)	6,500	247,974
Microsoft Corp.	496,500	25,405,905
Nice Ltd. (Israel)	460	29,272
Oracle Corp.	197,400	8,079,582
Red Hat, Inc.*	11,400	827,640
salesforce.com, inc.*	39,500	3,136,695
SAP SE (Germany)	1,736	130,383
Symantec Corp.	38,178	784,176

		48,398,102

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	4,800	775,824
AutoNation, Inc.*(a)	5,074	238,377
AutoZone, Inc.*	1,950	1,547,988
Bed Bath & Beyond, Inc.	10,800	466,776
Best Buy Co., Inc.	18,025	551,565
CarMax, Inc.*(a)	12,100	593,263
Dixons Carphone PLC (United Kingdom)	3,839	16,477
Foot Locker, Inc.	8,900	488,254
Gap, Inc. (The)(a)	13,300	282,226
Home Depot, Inc. (The)	79,450	10,144,971
Industria de Diseno Textil SA (Spain)	4,267	143,346
Kingfisher PLC (United Kingdom)	8,899	38,222
L Brands, Inc.	16,506	1,108,048
Lowe’s Cos., Inc.	57,300	4,536,441
Nitori Holdings Co. Ltd. (Japan)	500	60,642
O’Reilly Automotive, Inc.*	6,100	1,653,710
Ross Stores, Inc.	25,700	1,456,933
Shimamura Co. Ltd. (Japan)	200	29,757
Signet Jewelers Ltd.	5,200	428,532

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Staples, Inc.	37,049	$319,362
Tiffany & Co.	7,400	448,736
TJX Cos., Inc. (The)	42,000	3,243,660
Tractor Supply Co.	8,800	802,384
Ulta Salon Cosmetics & Fragrance, Inc.*	4,200	1,023,288
Urban Outfitters, Inc.*	4,300	118,250

		30,517,032

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	346,490	33,124,444
EMC Corp.	121,650	3,305,230
FUJIFILM Holdings Corp. (Japan)	3,800	147,442
Hewlett Packard Enterprise Co.	106,748	1,950,286
HP, Inc.	106,548	1,337,177
NEC Corp. (Japan)	11,000	25,629
NetApp, Inc.	17,800	437,702
Ricoh Co. Ltd. (Japan)	2,600	22,538
Seagate Technology PLC	16,700	406,812
Western Digital Corp.	17,803	841,370

		41,598,630

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	3,224	462,805
Coach, Inc.	17,300	704,802
Hanesbrands, Inc.	23,600	593,068
Michael Kors Holdings Ltd.*	11,800	583,864
NIKE, Inc. (Class B Stock)	84,600	4,669,920
PVH Corp.	5,300	499,419
Ralph Lauren Corp.	3,800	340,556
Swatch Group AG (The) (Switzerland)	363	20,788
Under Armour, Inc. (Class A Stock)*(a)	10,600	425,378
Under Armour, Inc. (Class C Stock)*(a)	10,574	384,894
VF Corp.	21,300	1,309,737

		9,995,231

Tobacco — 0.9%
Altria Group, Inc.	123,700	8,530,352
British American Tobacco PLC (United Kingdom)	12,979	841,421
Imperial Brands PLC (United Kingdom)	2,044	110,852
Japan Tobacco, Inc. (Japan)	10,000	403,022
Philip Morris International, Inc.	97,100	9,877,012
Reynolds American, Inc.	52,638	2,838,767

		22,601,426

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,960	27,997
Fastenal Co.	18,200	807,898
ITOCHU Corp. (Japan)	34,900	426,939
Mitsui & Co. Ltd. (Japan)	6,800	81,173
United Rentals, Inc.*	6,000	402,600
W.W. Grainger, Inc.(a)	3,800	863,550

		2,610,157

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	2,121	$31,343
Aena SA (Spain), RegS, 144A	1,540	204,129
Atlantia SpA (Italy)	3,899	97,417
Auckland International Airport Ltd. (New Zealand)	3,721	17,309
Hutchison Port Holdings Trust (Hong Kong)	56,600	25,753
Sydney Airport (Australia)	4,183	21,842
Transurban Group (Australia)	14,112	127,104

		524,897

Water Utilities
American Water Works Co., Inc.	11,100	938,061

Wireless Telecommunication Services
KDDI Corp. (Japan)	6,600	200,704
NTT DOCOMO, Inc. (Japan)	10,900	293,957
SoftBank Group Corp. (Japan)	3,700	209,243
Vodafone Group PLC (United Kingdom)	102,761	313,306

		1,017,210

TOTAL COMMON STOCKS (cost $515,213,685)		1,191,472,176

EXCHANGE TRADED FUND
iShares MSCI EAFE ETF (cost $1,160,756)	20,726	1,156,718

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	212	13,515
Volkswagen AG (Germany) (PRFC)	3,113	377,049

		390,564

Banks
Citigroup Capital XIII 6.988%, (Capital Security, fixed to floating preferred)	20,000	521,400

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	805,200

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	100	12,221

Media
ProSiebenSat.1 Media SE (Germany) (PRFC)	852	37,268

TOTAL PREFERRED STOCKS (cost $1,699,546)		1,766,653

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES — 4.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.8%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(b)	04/20/25	2,100	$2,078,233
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134%	(b)	04/28/26	400	399,485
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(b)	10/15/26	2,000	1,989,167
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183%	(b)	04/18/27	1,000	993,382
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(b)	10/15/26	600	599,340
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(b)	10/17/26	250	248,749
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(b)	04/18/27	1,000	990,770
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(b)	07/15/24	1,000	988,778
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(b)	04/17/25	2,200	2,165,951
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184%	(b)	04/20/26	1,650	1,645,875
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.143%	(b)	10/18/26	250	248,339
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(b)	01/17/26	250	247,685
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.885%	(b)	07/22/20	83	82,155
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098%	(b)	10/15/26	750	745,145
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(b)	05/05/27	250	248,112
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	750	748,421
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(b)	04/15/27	250	248,066
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216%	(b)	05/15/26	250	248,592
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058%	(b)	07/25/26	2,000	1,997,887
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083%	(b)	01/18/27	500	497,069
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A	2.340%	(b)	04/20/28	1,250	1,250,416
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738%	(b)	07/25/23	250	247,233
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(b)	04/15/26	500	498,844
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(b)	07/22/25	1,000	990,733
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class AR, 144A	1.953%	(b)	12/15/22	325	324,650
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886%	(b)	02/20/25	250	248,513
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(b)	07/25/26	1,250	1,234,835
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113%	(b)	07/17/26	500	499,329
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	495,502
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.044%	(b)	10/20/23	500	498,899
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(b)	05/07/26	2,500	2,495,938
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113%	(b)	07/17/26	1,500	1,485,619
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(b)	04/15/25	2,600	2,556,627
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(b)	08/17/22	500	497,676
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(b)	10/20/23	900	899,198
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.255%	(b)	01/22/27	1,750	1,749,522
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386%	(b)	07/20/28	1,750	1,747,246
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A(a)	2.134%	(b)	04/20/27	1,500	1,490,467
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(b)	07/15/25	2,200	2,177,628
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264%	(b)	04/20/26	2,500	2,486,794
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(b)	04/15/24	1,500	1,483,062
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%	(b)	04/20/26	1,300	1,291,565
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	497,332

					44,558,829

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 2.5%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.242%	(b)	05/15/20	2,700	$2,694,379
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(b)	04/08/19	2,722	2,726,344
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(b)	10/08/19	3,000	3,003,920
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,478,628
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	4,800	4,864,929
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,800	3,867,881
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,325	2,371,760
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,400	2,451,651
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,100	4,185,713
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,500	2,513,138
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	0.942%	(b)	05/15/20	1,600	1,589,557
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(b)	05/17/21	1,700	1,694,230
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,200	4,291,392
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	2,500	2,550,662
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,400	2,420,954
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,800	3,798,876
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(b)	12/17/18	1,102	1,102,498
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(b)	12/17/18	1,629	1,630,168
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,425	1,425,200
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	1,499	1,511,404
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	2,845	2,909,913
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,665	4,692,593
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	611	604,278
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,200	1,207,876

					61,587,944

Residential Mortgage-Backed Securities — 0.6%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.103%	(b)	03/25/33	230	218,383
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.873%		07/25/35	375	357,069
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.203%	(b)	03/25/34	1,826	1,748,679
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%		07/25/34	368	347,499
Fremont Home Loan Trust, Series 2004-2, Class M1	1.308%	(b)	07/25/34	506	440,203
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.248%	(b)	06/25/34	474	457,937
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(b)	05/25/33	129	122,057
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(b)	12/27/33	725	699,351
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.353%	(b)	07/25/32	285	274,394
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.728%	(b)	09/25/32	2,803	2,671,733
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218%	(b)	02/25/34	821	759,326
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	1,954	1,953,974
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,137	1,125,674
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,019	3,008,097

					14,184,376

TOTAL ASSET-BACKED SECURITIES (cost $119,504,751)					120,331,149

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

BANK LOANS(b) — 0.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	129	$129,608

Food
Aramark Corp.	3.250%		02/24/21	383	382,378

Healthcare & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,174	1,173,444

Media & Entertainment
Nielsen Finance LLC	2.696%		05/30/17	673	672,441

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,077	1,076,403
Dell International LLC(d)	—%	(e)	12/31/18	500	485,000
Dell International LLC	—%	(e)	09/30/23	610	607,628
First Data Corp.	4.452%		03/24/21	1,052	1,047,362
Trans Union LLC	3.500%		04/09/21	391	386,603
Western Digital Corp.	6.250%		04/28/23	880	881,925

					4,484,921

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	736	738,141

TOTAL BANK LOANS (cost $7,526,989)					7,580,933

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	3,100	3,240,830
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	43	42,848
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(b)	04/10/49	2,961	3,018,670
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%		05/10/58	2,500	2,590,571
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901%	(b)	12/10/49	800	823,464
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	941,095
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,267,874
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	3,500	3,761,251
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	2,700	2,784,439
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	534	535,335
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,469,979
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,067,409
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,271,311
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,441,250
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,761,299
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,130	2,142,348
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	2,500	2,662,093
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(b)	09/10/35	1,100	1,195,358
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(b)	12/25/23	1,925	2,137,192
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,359,019
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	4,700	5,103,401
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(b)	11/25/25	3,000	3,199,993
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.584%	(b)	05/25/22	20,452	1,443,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.620%	(b)	06/25/22	5,658	406,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	5,800	6,318,114
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,965	5,358,003
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	4,400	4,847,981
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284%	(b)	06/25/25	3,650	4,005,841

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,I/O	1.369%	(b)	03/25/26	9,350	$979,879
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.610%	(b)	08/25/16	2,632	576
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.894%	(b)	05/25/19	15,972	673,689
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.818%	(b)	07/25/19	16,799	724,488
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(b)	05/25/25	1,900	2,055,070
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,148,882
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	4,800	5,083,742
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,177,574
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	5,171,465
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	2,500	2,567,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,187	1,213,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,548,165
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,343,861
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,267	1,310,294
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,136,032
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(b)	07/15/40	2,500	2,577,994
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,308	1,317,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,257,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,309,826
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	113	112,810
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%		12/15/48	5,000	5,423,561
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,457,437
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,347,233
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,570,099
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	3,853	3,948,712
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	4,000	4,261,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $132,953,793)					136,945,969

CORPORATE BONDS — 11.6%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,585	1,773,203
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	42	75,556
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	94	174,199
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	690	806,799
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,694,569
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	290	343,824

					4,868,150

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	2,515	2,530,721
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	34	35,100

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	44	$46,052
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	502	573,504
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	540	575,182
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	353	370,854
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	277	322,131
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	371	391,856
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	636	677,242

					5,522,642

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	1,035	1,095,530
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,240	1,353,643
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,183,058
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	585	670,824
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	383,814
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.850%		01/15/21	3,645	3,807,972

					8,494,841

Banks — 3.0%
Bank of America Corp., Jr. Sub. Notes	6.300%	(b)	12/31/49	275	292,187
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,086,875
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,493,585
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,398,238
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	360	370,493
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	3.500%		04/19/26	4,770	4,929,261
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	795,133
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	112,523
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,732,829
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	872,922
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	1,027,243
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,205	1,216,688
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,325	3,468,926
Citigroup, Inc., Jr. Sub. Notes	5.950%	(b)	12/31/49	1,590	1,549,097
Citigroup, Inc., Jr. Sub. Notes	6.125%	(b)	12/31/49	945	959,175
Citigroup, Inc., Jr. Sub. Notes	6.250%	(b)	12/31/49	640	657,600
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,610	1,694,828
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,243,512
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,325,688
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,485	1,529,715
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,046,927
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,055	3,065,515
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	622,335
Discover Bank, Sub. Notes	7.000%		04/15/20	485	552,367
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/31/49	1,800	1,780,056
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,165	1,226,164
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,601,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,451,200
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	284,703
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,356,887
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,349,697
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,015,132

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(b)	12/31/49	1,175	$1,211,719
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,040,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,809,317
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,649,563
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	214,106
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	1,980,053
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,444,511
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	614,400
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	605	640,801
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,530	1,562,708
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	840	959,175
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	100	108,377
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	640	866,702
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,050	3,190,657
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	800,000
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,028,663
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	1,590	1,606,193
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	455	461,848
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	517,545
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	944,728
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	952,182

					74,711,900

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,005	2,253,075
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	535	626,935

					2,880,010

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	1,527	1,595,430
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	175,211

					1,770,641

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(f)	5.375%		11/15/24	1,135	1,154,862

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%		06/15/21	1,160	1,296,300
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	419,659
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	5	5,295
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	30	46,910
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	955	932,039
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	800	865,907
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	265	293,072
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	860	953,847
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	626,077

					5,439,106

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(f)	6.375%		10/15/17	1,198	1,269,876
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(f)	7.000%		10/15/37	390	531,326
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	400	397,000
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	508	528,320

					2,726,522

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	825	$845,138
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	700	720,490
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	2,915	2,952,778
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	545	558,113
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	455,287

				5,531,806

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	600	604,500
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%	10/02/17	270	286,859
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%	02/01/18	1,135	1,237,258
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	914,035
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	1,637	1,836,036
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	461,714
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	5.250%	02/06/12	1,850	124,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	6.875%	05/02/18	700	49,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	318,969
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	680	681,174
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%	07/15/18	55	56,121
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	285	297,618
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	895	991,814
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,180,953

				10,040,926

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	170,645
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	723,724
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	450,851
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	950	969,819
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	428,143
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	182,805
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	2,470	2,613,838
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	722,235
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	345	345,431
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	255	246,075
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,034,617
Emera U.S. Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	745	762,313
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	663,068
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,510,370
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	288,724
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	500,478
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	163,857
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	596,661
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	565,977
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	685	681,575
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	150,338
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	682,577
Southern California Edison Co., First Mortgage	3.600%	02/01/45	690	716,679
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	551,656
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	263	271,850

				15,994,306

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(f)	5.250%	06/27/29	530	210,940

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	800	$829,000

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%		06/01/26	1,510	1,522,349
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%		06/01/46	360	380,708

					1,903,057

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%		01/15/24	205	209,100

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(f)	5.400%		11/01/20	275	311,469
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,270	1,505,314
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	460	518,506

					2,335,289

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	45	48,756

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	805	867,099
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	2,515	2,741,664
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	997	1,127,747
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	3,700	3,742,273

					8,478,783

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	639,957
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,424,134
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	346,154
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	271,342
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	181	183,603
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	662,605
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	792,783
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,235	1,268,962
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	900	931,500
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	365,750
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	700	726,687
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	165,501
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	370,438
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	4,385	4,664,105
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	460,350
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	120,411
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	579,594

					13,973,876

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	380,981

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	610	661,271
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,600	1,715,253

					2,376,524

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	534,439
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,910	1,847,818
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,106,616
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,415,535
Chubb Corp. (The), Gtd. Notes	6.375%	(b)	04/15/37	1,260	1,096,200
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%		05/03/26	705	751,459

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	100	$115,042
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	722,182
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	260,393
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,138,418
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	876	1,032,989
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	849,936
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	597,374
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	175,960
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	888,138
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(b)	10/16/44	1,505	1,619,555
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	447,698
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	723,096
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,053,763
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	111,063
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	656,013
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	586,679
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,942,592
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	660	751,503
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	353,659
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	640,888

					21,419,008

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,023,665
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	505,675
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	836,165
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,945,335
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	409,223

					5,720,063

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,100	1,182,500
SPX Flow, Inc., Gtd. Notes	6.875%		09/01/17	535	557,069
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,155,737

					2,895,306

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	310,309
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	46,820
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,750,179
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,225	1,212,597
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	950,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	720	730,800
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	630	746,036
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	760	907,456
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	200	237,803
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,936,631
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	840,116
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	778,845
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,240	1,283,617
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	214,933
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41	495	622,936
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	75	102,873
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	41,484
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	150	132,421
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	325	325,857
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	879,750

					14,052,088

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	$813,381
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(b)	10/19/75	845	889,785
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	376,829
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	370	408,702

					2,488,697

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,060,800
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	180	197,987
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	260	300,034
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	311	469,439
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	167	225,862
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,050	1,071,000

					3,325,122

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,065	1,076,896
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	855	873,085
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	600	655,010

					2,604,991

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(h)	10/10/36	1,000	377,790
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	351,394
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	780	941,854
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	1,700	1,927,667
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	210	195,903
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	95	91,788
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	420	463,296
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,570,960
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	832,146
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,555	1,659,173
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	816,693
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	421,075
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,567,520
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	400	447,886
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%		03/15/45	225	208,403

					11,873,548

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,170	2,335,428

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	465	489,122
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	1,000	1,020,000
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	675	749,292

					2,258,414

Pharmaceuticals — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	950	995,438
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,595	1,667,035
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	805	838,672
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,465	1,505,611
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	350	367,526
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	440	493,781
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%		03/01/36	250	276,201
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	340	355,510
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,105	1,170,931
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,010	1,217,287
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	90	89,177

					8,977,169

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	473	$463,540
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	610	629,815
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%		03/15/35	200	176,694
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	665	612,872
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,055	1,100,348
Enterprise Products Operating LLC, Gtd. Notes	3.950%		02/15/27	1,310	1,389,421
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	530	559,427
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,140	1,035,526
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	130	136,062

					6,103,705

Real Estate
Prologis LP, Gtd. Notes	6.875%		03/15/20	68	80,049

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%		08/15/19	685	773,194
Select Income REIT, Sr. Unsec’d. Notes	2.850%		02/01/18	550	554,308
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%		01/30/17	235	236,515
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	190	203,377

					1,767,394

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	590	731,940
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	170	212,217
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/01/26	585	621,722
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	565	654,713
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	1,300	1,398,800
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	345	473,358
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	300	308,430
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	1,925	2,079,855
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25	1,020	1,068,450
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	265	293,636

					7,843,121

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,230,027

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	1,200	1,254,000

Software — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%		10/15/20	1,640	1,733,677
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,225	1,257,201
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	700	744,467

					3,735,345

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	200	245,221
AT&T Corp., Gtd. Notes	8.250%		11/15/31	18	25,888
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,130	3,201,699
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	350	358,047
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	560	573,929
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	305	313,116
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	520	561,060
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	1,133	1,239,380
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	(b)	12/15/30	350	539,238
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	1,827	1,902,455
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	2,288	2,314,175
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	1,053	1,151,021
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	2,349	2,484,190

					14,909,419

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	$1,278,772
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	1,005,737
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	899,338
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	145,449

				3,329,296

TOTAL CORPORATE BONDS (cost $271,623,292)				288,084,208

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,993,035
State of California, GO, BABs	7.300%	10/01/39	1,250	1,891,600
State of California, GO, BABs(a)	7.500%	04/01/34	350	530,894
State of California, GO, BABs	7.550%	04/01/39	245	387,663
State of California, GO, BABs	7.625%	03/01/40	205	323,392

				5,126,584

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	823,521

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,379,010

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,565,340

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,441,440

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	525,714
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	331,760

				857,474

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	581,056

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	663,514

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,309,676

TOTAL MUNICIPAL BONDS (cost $9,696,324)				13,747,615

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%	03/16/26	1,680	1,762,874
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	2,086	2,207,019
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,397,114
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	512,663
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	298,213
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	255	264,119
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	440	480,788
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	600	609,927
KFW (Germany), Gov’t. Gtd. Notes	2.750%	10/01/20	2,645	2,817,541
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,644,043
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	795	841,826
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	412,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	575,512

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,035	$1,038,376
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,000	1,010,787
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	514,943
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	2,385	2,430,258

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,283,923)					19,818,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	195	195,765
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,122	939,202
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(b)	10/27/18	1,660	1,658,398
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.608%	(b)	08/26/36	858	791,227
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.953%	(b)	02/25/35	254	243,552
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.051%	(b)	03/25/35	299	275,150
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.888%	(b)	02/25/37	558	532,877
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.434%	(b)	10/30/47	903	900,168
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(i)	2.403%	(b)	11/25/24	1,639	1,645,904
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.953%	(b)	02/25/25	398	398,482
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.603%	(b)	05/25/25	2,848	2,844,790
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.603%	(b)	09/25/28	1,120	1,133,275
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.653%	(b)	10/25/28	1,432	1,447,074
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.353%	(b)	10/25/27	5,807	5,805,053
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.803%	(b)	04/25/28	1,865	1,868,313
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.903%	(b)	07/25/28	2,780	2,788,702
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.446%	(b)	12/25/28	1,425	1,434,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.703%	(b)	11/25/28	1,200	1,206,957
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.948%	(b)	07/25/35	299	298,474
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)	3.539%	(b)	09/01/21	3,860	3,821,758
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)	2.457%	(b)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,474	1,446,081
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(d)	2.457%	(b)	05/01/20	4,338	4,240,100
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(b)	07/01/20	1,759	1,728,559
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457%	(b)	08/01/20	1,314	1,289,838
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(d)	2.457%	(b)	11/01/20	652	637,076
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(b)	01/01/21	2,763	2,681,489
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	47	47,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(b)	02/25/34	349	345,539
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	129	129,152

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,886,966)					43,541,405

SOVEREIGN BONDS — 0.6%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	920	960,940
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	400	429,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392	406,700
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	1,760	2,003,535
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,200	1,740,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	770	856,305
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45	700	742,657
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	750	867,351

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	750	$814,303
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%		03/15/22	550	579,700
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	825,365
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	516,950
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	423,637
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375	415,312
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	1,060	1,053,739
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24	140	154,364
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350	436,520
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260	1,429,054

TOTAL SOVEREIGN BONDS (cost $14,181,149)					14,655,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Federal Home Loan Banks(j)	5.500%		07/15/36	850	1,226,350
Federal Home Loan Mortgage Corp.	2.500%		TBA	3,250	3,360,855
Federal Home Loan Mortgage Corp.	2.500%		TBA	2,000	2,064,468
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.598%	(b)	12/01/35	302	317,686
Federal Home Loan Mortgage Corp.	2.710%	(b)	06/01/36	284	299,311
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,500	3,621,727
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-04/01/45	11,299	11,792,686
Federal Home Loan Mortgage Corp.(k)	3.500%		TBA	5,000	5,271,094
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,500	11,056,172
Federal Home Loan Mortgage Corp.	3.500%		08/01/26-06/01/42	1,668	1,772,531
Federal Home Loan Mortgage Corp.(k)	4.000%		TBA	8,500	9,097,656
Federal Home Loan Mortgage Corp.	4.000%		TBA	10,000	10,693,750
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-01/01/42	4,454	4,770,089
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	8,701	9,502,335
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-05/01/39	2,246	2,443,716
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	2,075	2,332,814
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	933	1,074,458
Federal Home Loan Mortgage Corp.	7.000%		05/01/31-10/01/31	243	277,210
Federal National Mortgage Assoc.	2.432%	(b)	07/01/33	323	339,324
Federal National Mortgage Assoc.	2.500%		TBA	11,000	11,380,481
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	2,303	2,366,502
Federal National Mortgage Assoc.	2.560%	(b)	06/01/37	74	74,410
Federal National Mortgage Assoc.	2.651%	(b)	07/01/37	465	481,807
Federal National Mortgage Assoc.	3.000%		TBA	42,000	43,507,724
Federal National Mortgage Assoc.	3.000%		02/01/27-07/01/43	21,525	22,500,208
Federal National Mortgage Assoc.	3.500%		TBA	18,000	18,970,312
Federal National Mortgage Assoc.	3.500%		07/01/27-01/01/46	32,286	34,222,997
Federal National Mortgage Assoc.	4.000%		TBA	9,000	9,640,992
Federal National Mortgage Assoc.	4.000%		10/01/41-09/01/44	9,339	10,022,597
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,091,557
Federal National Mortgage Assoc.	4.500%		11/01/18-03/01/41	6,161	6,773,784
Federal National Mortgage Assoc.(k)	5.000%		TBA	2,500	2,777,654
Federal National Mortgage Assoc.	5.000%		TBA	4,000	4,442,997
Federal National Mortgage Assoc.	5.000%		10/01/18-05/01/36	1,754	1,941,211
Federal National Mortgage Assoc.	5.500%		12/01/16-04/01/37	3,628	4,082,977
Federal National Mortgage Assoc.	6.000%		09/01/17-06/01/38	4,208	4,852,884
Federal National Mortgage Assoc.	6.250%		05/15/29	850	1,237,898
Federal National Mortgage Assoc.	6.500%		07/01/17-01/01/37	1,590	1,849,753
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	181	211,562
Federal National Mortgage Assoc.	7.125%		01/15/30	2,480	3,890,835
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,468

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.(k)	3.000%		TBA	12,500	$13,069,580
Government National Mortgage Assoc.	3.000%		TBA	7,000	7,304,746
Government National Mortgage Assoc.	3.000%		03/15/45	1,851	1,935,191
Government National Mortgage Assoc.(k)	3.500%		TBA	13,500	14,328,457
Government National Mortgage Assoc.	3.500%		TBA	9,500	10,069,629
Government National Mortgage Assoc.	3.500%		05/20/43-02/20/46	8,152	8,667,376
Government National Mortgage Assoc.	4.000%		TBA	4,250	4,542,851
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	314	338,090
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,100,464
Government National Mortgage Assoc.	4.500%		04/15/40-03/20/41	4,977	5,450,370
Government National Mortgage Assoc.	5.000%		10/20/37	220	244,221
Government National Mortgage Assoc.	5.500%		08/15/33-04/15/36	1,785	2,028,911
Government National Mortgage Assoc.	6.000%		11/15/23-07/15/34	729	850,612
Government National Mortgage Assoc.	6.500%		10/15/23-09/15/36	1,311	1,529,867
Government National Mortgage Assoc.	8.000%		01/15/24-07/15/24	21	23,589
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	4,165,847
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,115	1,215,685
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	190	239,187
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	500	633,255
Israel Government USAID Bond Principal Strip, U.S. Gov’t. Gtd. Notes, PO	2.633%	(h)	11/01/24	400	336,508
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.825%	(h)	10/15/19	1,105	1,069,558
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(h)	01/15/30	870	625,845
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.962%	(h)	04/15/30	1,705	1,228,684
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%		04/01/36	76	110,134
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,725	2,641,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $344,656,281)					352,300,759

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds	2.500%		02/15/46	425	442,548
U.S. Treasury Bonds	2.875%		05/15/43	1,220	1,371,880
U.S. Treasury Bonds(l)	3.000%		05/15/45	3,175	3,649,390
U.S. Treasury Bonds	3.000%		11/15/45	790	908,377
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	7,964	8,159,752
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	1,358	1,466,008
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	8,757	10,455,663
U.S. Treasury Notes	1.125%		06/30/21	50	50,248
U.S. Treasury Notes	2.125%		12/31/22	880	927,816
U.S. Treasury Strips Coupon	2.184%	(h)	02/15/28	2,115	1,720,005
U.S. Treasury Strips Coupon	2.241%	(h)	05/15/28	1,055	852,580
U.S. Treasury Strips Coupon	2.280%	(h)	02/15/29	1,055	838,425
U.S. Treasury Strips Coupon	2.384%	(h)	05/15/29	2,175	1,715,953
U.S. Treasury Strips Coupon	2.519%	(h)	08/15/25	1,930	1,669,942
U.S. Treasury Strips Coupon	2.576%	(h)	08/15/30	6,970	5,327,568
U.S. Treasury Strips Coupon	2.972%	(h)	02/15/37	4,550	2,898,641
U.S. Treasury Strips Coupon	3.103%	(h)	11/15/34	1,430	968,808
U.S. Treasury Strips Principal, PO	2.465%	(h)	05/15/43	770	403,743
U.S. Treasury Strips Principal, PO	2.543%	(h)	02/15/45	665	330,389
U.S. Treasury Strips Principal, PO	2.874%	(h)	05/15/45	710	350,140
U.S. Treasury Strips Principal, PO	3.635%	(h)	05/15/44	820	419,139

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,403,709)					44,927,015

TOTAL LONG-TERM INVESTMENTS (cost $1,523,791,164)					2,236,328,560

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 17.9%				Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 17.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $102,068,746)(m)(Note 4)				10,662,349	$99,053,225
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $340,448,347; includes $33,764,573 of cash collateral for securities on loan)(m)(n)(Note 4)				340,448,347	340,448,347

TOTAL AFFILIATED MUTUAL FUNDS (cost $442,517,093)					439,501,572

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(j) (cost $2,593,568)	0.266%	(o)	09/15/16	2,595	2,593,884

TOTAL SHORT-TERM INVESTMENTS (cost $445,110,661) (Note 3)					442,095,456

TOTAL INVESTMENTS — 108.2% (cost $1,968,901,825)					2,678,424,016
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (8.2)%					(203,671,707)

NET ASSETS — 100.0%					$2,474,752,309

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,118,479; cash collateral of $33,764,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,297,102 and 0.5% of net assets.

(e)	Interest rate not available as of June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,540,288. The aggregate value of $3,478,473 is approximately 0.1% of net assets.

(g)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.

(h)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(i)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $42,000,000 is approximately 1.7% of net assets.

(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
226	2 Year U.S. Treasury Notes	Sep. 2016	$49,245,435	$49,568,156	$322,721
637	5 Year U.S. Treasury Notes	Sep. 2016	76,830,373	77,818,508	988,135
377	10 Year U.S. Treasury Notes	Sep. 2016	48,764,215	50,135,110	1,370,895
439	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	77,708,553	81,818,625	4,110,072
15	Mini MSCI EAFE Index	Sep. 2016	1,214,085	1,211,400	(2,685)
86	S&P 500 E-Mini Index	Sep. 2016	8,886,580	8,987,860	101,280
74	S&P 500 Index	Sep. 2016	38,512,002	38,668,700	156,698

					7,047,116

Short Position:
488	20 Year U.S. Treasury Bonds	Sep. 2016	79,284,053	84,103,750	(4,819,697)

					$2,227,419

A U.S. Treasury Obligation with a market value of $2,593,884 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation, including those sold and pending settlement, with a combined market value of $1,994,325 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,270	07/11/18	0.947%	3 Month LIBOR(2)	$155	$(9,512)	$(9,667)
21,290	01/06/21	1.750%	3 Month LIBOR(1)	190	766,073	765,883
16,455	05/31/22	2.200%	3 Month LIBOR(1)	(33,360)	(1,085,054)	(1,051,694)
7,020	05/31/22	2.217%	3 Month LIBOR(1)	188	(469,783)	(469,971)
20,465	11/30/22	1.850%	3 Month LIBOR(1)	261	(950,826)	(951,087)
6,240	11/30/22	1.982%	3 Month LIBOR(1)	184	(341,839)	(342,023)
1,900	12/31/22	1.405%	3 Month LIBOR(2)	160	(35,035)	(35,195)
1,500	12/31/22	1.406%	3 Month LIBOR(2)	158	(27,800)	(27,958)
2,900	12/31/22	1.409%	3 Month LIBOR(2)	166	(54,204)	(54,370)
700	12/31/22	1.412%	3 Month LIBOR(2)	154	(13,204)	(13,358)
1,000	12/31/22	1.495%	3 Month LIBOR(2)	156	(24,183)	(24,339)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	(440,194)	(440,384)
26,340	01/08/26	2.210%	3 Month LIBOR(1)	283	(2,084,880)	(2,085,163)

				$(31,115)	$(4,770,441)	$(4,739,326)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	3,310	1.179%	$372,607	$366,410	$(6,197)
General Motors Co.	06/20/21	5.000%	1,180	1.819%	177,632	174,193	(3,439)

					$550,239	$540,603	$(9,636)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,537)	$(472,746)	$524,791

A U.S. Treasury Obligation, including those sold and pending settlement, with a market value of $8,367,735 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$112,192	$—	$112,192
Deutsche Bank AG	09/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	141,566	—	141,566
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	32,018	—	32,018
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	44,400	—	44,400

				$330,176	$—	$330,176

(1)	Upfront/ recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,146,475,873	$44,996,303	$—
Exchange Traded Fund	1,156,718	—	—
Preferred Stocks	1,326,600	440,053	—
Asset-Backed Securities
Collateralized Loan Obligations	—	44,558,829	—
Non-Residential Mortgage-Backed Securities	—	61,587,944	—
Residential Mortgage-Backed Securities	—	14,184,376	—
Bank Loans	—	7,095,933	485,000
Commercial Mortgage-Backed Securities	—	136,945,969	—
Corporate Bonds	—	288,084,208	—
Municipal Bonds	—	13,747,615	—
Non-Corporate Foreign Agencies	—	19,818,128	—
Residential Mortgage-Backed Securities	—	31,729,303	11,812,102
Sovereign Bonds	—	14,655,832	—
U.S. Government Agency Obligations	—	352,300,759	—
U.S. Treasury Obligations	—	47,520,899	—
Affiliated Mutual Funds	439,501,572	—	—
Other Financial Instruments*
Futures Contracts	2,227,419	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,739,326)	—
Centrally Cleared Credit Default Swap Agreements	—	515,155	—
OTC Total Return Swap Agreements	—	330,176	—

Total	$1,590,688,182	$1,073,772,156	$12,297,102

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (including 1.4% of collateral for securities on loan)	17.8%
U.S. Government Agency Obligations	14.2
Banks	5.6
Commercial Mortgage-Backed Securities	5.5
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.0
Non-Residential Mortgage-Backed Securities	2.5
Residential Mortgage-Backed Securities	2.4
Insurance	2.2
Software	2.2
U.S. Treasury Obligations	1.9
Internet Software & Services	1.9
Media	1.9
Collateralized Loan Obligations	1.8
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.7
Real Estate Investment Trusts (REITs)	1.6
Biotechnology	1.5

Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.4
Semiconductors & Semiconductor Equipment	1.3
Health Care Providers & Services	1.3
Beverages	1.2
Specialty Retail	1.2
Industrial Conglomerates	1.2
Aerospace & Defense	1.2
Chemicals	1.2
Health Care Equipment & Supplies	1.1
Food & Staples Retailing	1.1
Electric Utilities	1.1
Internet & Catalog Retail	1.0
Household Products	1.0
Capital Markets	1.0
Food Products	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.8
Non-Corporate Foreign Agencies	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Electric	0.6%
Telecommunications	0.6
Machinery	0.6
Sovereign Bonds	0.6
Multi-Utilities	0.6
Healthcare-Services	0.6
Municipal Bonds	0.6
Energy Equipment & Services	0.5
Oil & Gas	0.5
Communications Equipment	0.5
Airlines	0.4
Textiles, Apparel & Luxury Goods	0.4
Road & Rail	0.4
Air Freight & Logistics	0.3
Auto Manufacturers	0.3
Healthcare-Products	0.3
Consumer Finance	0.3
Retail	0.3
Automobiles	0.3
Multiline Retail	0.3
Life Sciences Tools & Services	0.3
Electrical Equipment	0.3
Household Durables	0.3
Pipelines	0.2
Lodging	0.2
Computers	0.2
Commercial Services & Supplies	0.2
Metals & Mining	0.2
Agriculture	0.2
Auto Components	0.2

Electronic Equipment, Instruments & Components	0.2%
Technology	0.2
Containers & Packaging	0.2
Professional Services	0.2
Transportation	0.1
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Commercial Services	0.1
Trading Companies & Distributors	0.1
Multi-National	0.1
Mining	0.1
Housewares	0.1
Oil & Gas Services	0.1
Forest Products & Paper	0.1
Food	0.1
Packaging & Containers	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Personal Products	0.1
Distributors	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1
Semiconductors	0.1
Savings & Loans	0.1
Healthcare & Pharmaceutical	0.1
Building Materials	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$524,791	*	Due from/to broker — variation margin swaps	$9,636	*
Equity contracts	Due from/to broker — variation margin futures	257,978	*	Due from/to broker — variation margin futures	2,685	*
Interest rate contracts	Due from/to broker — variation margin futures	6,791,823	*	Due from/to broker — variation margin futures	4,819,697	*
Interest rate contracts	Due from/to broker — variation margin swaps	765,883	*	Due from/to broker — variation margin swaps	5,505,209	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	330,176		—	—

Total		$8,670,651			$10,337,227

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(360,735)	$(360,735)
Equity contracts	—	—	1,887,029	—	1,887,029
Interest rate contracts	(630,007)	(448,004)	2,513,727	(364,215)	1,071,501

Total	$(630,007)	$(448,004)	$4,400,756	$(724,950)	$2,597,795

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(53,516)	$(53,516)
Equity contracts	(34)	—	—	(10,410)	—	(10,444)
Interest rate contracts	—	300,971	(177,697)	1,680,464	(3,175,584)	(1,371,846)

Total	$(34)	$300,971	$(177,697)	$1,670,054	$(3,229,100)	$(1,435,806)

*	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)
$146,237	$320,433	$330,868,831	$94,346,179

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements—Buy Protection(2)	Credit Default Swap Agreements—Sell Protection(2)	Total Return Swap Agreements(2)
$153,911	$53,000	$4,257	$4,000

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$330,176	$—	$—	$330,176

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $33,118,479:
Unaffiliated investments (cost $1,526,384,732)	$2,238,922,444
Affiliated investments (cost $442,517,093)	439,501,572
Cash	772
Foreign currency, at value (cost $359,816)	360,387
Receivable for investments sold	138,309,576
Dividends and interest receivable	7,317,312
Tax reclaim receivable	589,230
Due from broker—variation margin futures	548,084
Unrealized appreciation on OTC swap agreements	330,176
Receivable for Series shares sold	1,747
Prepaid expenses	2,782

Total Assets	2,825,884,082

LIABILITIES
Payable for investments purchased	315,288,707
Payable to broker for collateral for securities on loan	33,764,573
Management fee payable	1,123,197
Payable for Series shares repurchased	653,651
Accrued expenses and other liabilities	284,642
Due to broker—variation margin swaps	10,692
Due to broker—variation margin futures	5,331
Affiliated transfer agent fee payable	980

Total Liabilities	351,131,773

NET ASSETS	$2,474,752,309

Net assets were comprised of:
Paid-in capital	$1,227,894,020
Retained earnings	1,246,858,289

Net assets, June 30, 2016	$2,474,752,309

Net asset value and redemption price per share $2,474,752,309 / 105,367,108 outstanding shares of beneficial interest	$23.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax of $275,980, of which $4,550 is reimbursable by an affiliate)	$14,720,824
Interest income	13,759,708
Affiliated dividend income	1,514,205
Affiliated income from securities lending, net	223,963

Total income	30,218,700

EXPENSES
Management fee	6,809,094
Custodian and accounting fees	211,000
Shareholders’ reports	114,000
Audit fee	22,000
Trustees’ fees	16,000
Insurance expenses	16,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	28,871

Total expenses	7,229,965

NET INVESTMENT INCOME (LOSS)	22,988,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	18,735,853
Futures transactions	4,400,756
Options written transactions	(448,004)
Swap agreement transactions	(724,950)
Foreign currency transactions	(29,372)

21,934,283

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $212,304)	55,984,303
Futures	1,670,054
Options written	(177,697)
Swap agreements	(3,229,100)
Foreign currencies	12,567

54,260,127

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	76,194,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,183,145

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,988,735	$42,958,646
Net realized gain (loss) on investment and foreign currency transactions	21,934,283	125,966,448
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	54,260,127	(158,615,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,183,145	10,309,521

SERIES SHARE TRANSACTIONS
Series shares sold [193,802 and 6,321,083 shares, respectively]	4,372,416	143,898,043
Series shares repurchased [8,137,670 and 7,700,902 shares, respectively]	(185,373,719)	(174,291,543)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(181,001,303)	(30,393,500)

Capital Contributions (Note 4)	2,299,220	—

TOTAL INCREASE (DECREASE)	(79,518,938)	(20,083,979)
NET ASSETS:
Beginning of period	2,554,271,247	2,574,355,226

End of period	$2,474,752,309	$2,554,271,247

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 89.8% ASSET-BACKED SECURITIES — 11.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 4.2%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.078%	(a)	07/15/26	500	$493,932
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(a)	04/20/25	3,300	3,265,795
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(a)	10/15/26	1,750	1,740,521
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.093%	(a)	07/17/26	1,000	996,959
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035%	(a)	10/22/25	1,300	1,286,536
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(a)	10/17/26	2,750	2,736,238
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.878%	(a)	10/15/25	1,000	996,656
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(a)	07/15/24	900	889,900
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.234%	(a)	10/20/26	1,250	1,244,194
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.108%	(a)	01/15/26	700	694,176
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(a)	04/17/25	2,600	2,559,760
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.094%	(a)	07/27/26	250	249,324
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078%	(a)	07/15/26	1,500	1,471,922
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104%	(a)	01/20/26	2,500	2,487,537
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(a)	01/17/26	1,250	1,238,424
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(a)	04/15/27	2,250	2,232,595
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.178%	(a)	07/15/26	250	246,001
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108%	(a)	04/15/26	250	249,515
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134%	(a)	07/20/27	1,000	990,867
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.198%	(a)	10/25/26	4,375	4,345,734
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	701,380
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(a)	05/07/26	1,250	1,247,969
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(a)	04/15/25	7,300	7,178,221
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994%	(a)	10/20/26	750	739,512
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.083%	(a)	01/18/26	3,300	3,282,828
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(a)	07/15/25	300	296,949
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(a)	04/15/24	4,200	4,152,574

					48,016,019

Non-Residential Mortgage-Backed Securities — 2.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,500	2,581,542
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	3,200	3,269,632
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	1,600	1,644,132

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,409	$1,435,211
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,098,787
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,057,838
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,500	2,555,709
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,600	3,711,948
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,230,758

					25,585,557

Residential Mortgage-Backed Securities — 5.4%
ABFC Trust, Series 2004-OPT1, Class M1	1.503%	(a)	08/25/33	1,118	1,058,825
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.353%	(a)	09/25/33	1,199	1,124,116
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	4.953%	(a)	01/25/33	2,037	1,869,251
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.413%	(a)	09/25/34	729	725,490
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.378%	(a)	10/25/31	355	348,147
Argent Securities, Inc., Series 2003-W2, Class M4	3.245%	(a)	09/25/33	2,400	2,204,284
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.278%	(a)	05/25/34	980	930,720
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.233%	(a)	10/25/34	1,648	1,599,732
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.687%	(a)	06/15/33	1,022	975,899
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.492%	(a)	01/15/34	178	165,497
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.353%	(a)	08/25/34	1,443	1,358,342
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	3,812	3,807,221
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.353%	(a)	03/25/34	3,220	3,073,991
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.178%	(a)	04/25/34	1,935	1,777,954
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	878	893,918
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.703%	(a)	08/25/32	50	44,092
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%		07/25/34	466	439,607
FBR Securitization Trust, Series 2005-2, Class M1	1.173%	(a)	09/25/35	2,267	2,247,833
Fremont Home Loan Trust, Series 2003-B, Class M1	1.503%	(a)	12/25/33	172	164,183
GSAMP Trust, Series 2004-FM1, Class M1	1.428%	(a)	11/25/33	1,472	1,377,253
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.203%	(a)	02/25/34	3,207	3,026,194
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.233%	(a)	02/25/34	1,756	1,670,832
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.653%	(a)	08/25/35	489	463,132
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.973%	(a)	06/25/35	1,320	1,266,177
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(a)	05/25/33	961	909,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.473%	(a)	10/25/33	695	648,720
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(a)	12/27/33	589	568,223
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.323%	(a)	11/25/34	3,688	3,339,642

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.383%	(a)	06/25/34		1,715	$1,658,310
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.368%	(a)	07/25/34		1,339	1,276,829
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.578%	(a)	10/25/33		2,398	2,304,217
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.218%	(a)	02/25/35		2,718	2,466,673
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34		931	962,369
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.578%	(a)	12/25/32		165	152,485
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.233%	(a)	02/25/34		2,637	2,450,615
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.218%	(a)	02/25/35		1,038	954,573
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.158%	(a)	03/25/34		2,149	1,958,527
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.653%	(a)	08/25/34		1,400	1,231,284
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		2,716	2,716,024
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45		5,450	5,431,286

						61,641,792

TOTAL ASSET-BACKED SECURITIES (cost $129,437,108)						135,243,368

BANK LOANS(a) — 3.4%
Aerospace & Defense — 0.2%
TransDigm, Inc.	3.750%		05/16/22		1,976	1,949,029

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		581	581,167
Chrysler Group LLC	3.500%		05/24/17		778	777,308

						1,358,475

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%		02/01/20		636	634,743
MacDermid, Inc.	5.500%		06/07/20		1,042	1,025,625

						1,660,368

Consumer — 0.1%
Generac Power Systems, Inc.	3.500%		05/31/20		1,575	1,560,234

Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	900	993,785

Gaming — 0.1%
CCM Merger, Inc.	4.500%		08/06/21		1,547	1,545,494

Healthcare & Pharmaceutical — 0.6%
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,498	1,479,584
Ortho Clinical Diagnostics	4.750%		06/30/21		491	462,184
RPI Finance Trust	3.500%		11/09/20		1,679	1,678,097
Select Med Corp.(b)	6.000%		03/03/21		1,546	1,542,260
Valeant Pharmaceuticals International, Inc.	5.000%		04/01/22		1,096	1,063,341

						6,225,466

Retail — 0.1%
Euro Garages (United Kingdom)	6.091%		01/30/23	GBP	1,000	1,304,632

Retailers — 0.1%
Rite Aid Corp.	4.875%		06/21/21		1,375	1,374,141

Supermarkets — 0.1%
Albertsons LLC	4.500%		08/25/21		858	855,875

Technology — 1.4%
Action Nederland BV	4.500%		02/25/22	EUR	1,100	1,223,782
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23		2,768	2,765,757
BMC Software Finance, Inc.	5.000%		09/10/20		490	434,967

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

BANK LOANS(a) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Technology (continued)
Dell International LLC(b)	—%	(c)	12/31/18		2,800	$2,716,000
Dell International LLC	—%	(c)	09/30/23		800	796,889
First Data Corp.	4.452%		03/24/21		2,604	2,593,097
ON Semiconductor Corp.	5.250%		03/31/23		575	577,464
Solera Holdings, Inc.	5.750%		03/03/23		1,097	1,095,878
TransUnion LLC	3.500%		04/09/21		694	686,417
Vantiv LLC	2.406%		06/13/19		1,350	1,335,376
Western Digital Corp.	6.000%		04/29/23	EUR	825	917,551
Western Digital Corp.	6.250%		04/28/23		975	977,133

						16,120,311

Telecommunications — 0.2%
LTS Buyer LLC	4.000%		04/13/20		1,119	1,109,717
SBA Senior Finance II LLC	3.250%		03/24/21		1,127	1,114,008

						2,223,725

Transportation Services — 0.2%
Scandlines GmbH (Germany)	4.500%		12/03/20	EUR	1,675	1,860,736

TOTAL BANK LOANS (cost $39,709,592)						39,032,271

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	802,512
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(a)	04/10/49		1,342	1,368,464
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		06/15/49		2,300	2,379,070
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.292%	(a)	12/15/27		5,000	4,953,216
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,472,343
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49		5,200	5,466,476
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49		100	106,116
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,061,497
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	4,094,942
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,397,788
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47		3,600	3,938,358
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,223,311
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		2,600	2,847,740
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,307,544
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		600	655,667
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673%	(a)	09/10/35		3,000	3,032,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.795%	(a)	06/25/20		8,989	431,914
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(a)	05/25/22		28,063	1,980,276
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(a)	06/25/22		16,016	1,149,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013%	(a)	10/25/22		11,004	494,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.946%	(a)	01/25/23		137,994	5,872,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.881%	(a)	01/25/25		83,723	4,334,773
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%	(a)	03/25/26		28,050	2,939,637

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(a)	08/25/16		5,140	$1,124
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(a)	05/25/19		22,079	931,276
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(a)	07/25/19		26,878	1,159,181
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46		4,600	4,819,173
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47		3,200	3,455,919
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47		2,000	2,064,221
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.131%	(a)	02/15/51		132	131,470
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47		4,600	4,806,801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46		4,600	4,750,679
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5	3.914%		01/15/49		3,200	3,570,275
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.021%	(a)	06/12/50		22	22,365
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.886%	(a)	08/15/45		49,908	3,060,181
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48		1,700	1,781,610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46		2,300	2,393,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104%	(a)	07/15/46		4,800	5,342,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46		4,000	4,395,824
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49		740	743,799
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36		3,400	3,528,306
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		4,600	4,811,647
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		3,800	3,977,585
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47		4,238	4,299,509
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(a)	06/15/49		2,079	2,137,375
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50		4,300	4,647,181

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $127,744,112)						130,143,318

CORPORATE BONDS — 46.7%
Aerospace & Defense — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	1.125%		12/15/21	EUR	700	801,635

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		873	1,570,478
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		2,375	2,395,596
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16		515	516,065
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		895	1,061,114

						5,543,253

Airlines — 0.6%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%		01/15/28		1,835	1,939,999
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21		1	869

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Airlines (continued)
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22		1,429	$1,600,334
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21		412	438,234
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22		1,028	1,195,104
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19		429	453,876
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19		474	504,961
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22		770	816,339

						6,949,716

Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	575	646,085
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	1,250	1,402,800

						2,048,885

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,665	1,762,374
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		2,225	2,252,367
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26		1,095	1,195,355
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		1,350	1,437,130
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		1,885	2,093,958
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		210	240,809

						8,981,993

Auto Parts & Equipment — 0.1%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	1,275	1,450,311

Banks — 10.9%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%	(a)	07/29/49		3,500	3,478,125
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		1,775	2,055,127
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		4,590	4,825,499
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		4,275	4,399,603
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		1,150	1,227,387
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		3,750	4,033,421
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16		1,340	1,340,643
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26		1,735	1,814,699
Bank of America NA, Sub. Notes	5.300%		03/15/17		790	811,304
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		1,290	1,302,513
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21		3,700	3,890,050
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24		2,400	2,503,886
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17		2,460	2,517,707
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16		700	705,445
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,373,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,185,000
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950%	(a)	12/29/49		1,355	1,320,143
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125%	(a)	12/29/49		1,085	1,101,275
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,995	4,671,101
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		1,405	1,447,306
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		1,050	1,086,295
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24		1,650	1,640,186
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21		1,790	1,796,161
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26		1,150	1,202,832
Discover Bank, Sub. Notes	7.000%		04/15/20		2,005	2,283,499
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		425	435,227
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%	(a)	12/29/49		1,950	1,928,394

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		125	$131,563
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		4,200	4,876,032
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		1,355	1,460,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,195	2,840,558
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20		2,420	2,761,305
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		440	542,755
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	12/29/49		2,380	2,385,945
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	(a)	12/29/49		6,130	6,252,600
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100%	(a)	10/29/49		1,450	1,495,312
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	2.750%		06/23/20		5,400	5,564,333
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		3,020	3,104,041
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	522,713
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	653,970
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		420	444,374
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45		715	785,054
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21		1,155	1,299,286
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20		2,650	2,964,486
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,132,984
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	(a)	07/29/49		975	936,000
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,189,078
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,535	1,625,834
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		4,035	4,121,260
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		2,080	2,375,100
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,923,554
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	784,588
Northern Trust Corp., Sub. Notes	3.950%		10/30/25		2,725	3,042,266
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	561,403
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	1,046,029
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20		1,550	1,538,025
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18		3,025	3,170,375
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		625	638,330

						123,545,612

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		2,130	2,393,541
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46		570	667,950
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		375	392,215
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		1,250	1,303,125

						4,756,831

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51		2,948	3,080,109

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		1,200	1,320,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	998,779
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(e)(f)	5.375%		11/15/24		3,000	3,052,500
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24		600	600,000

						5,971,279

Chemicals — 1.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	901,622
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	450,519
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	533,979
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43		3,000	3,000,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21		1,200	1,264,500
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	620,689

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	700	$660,138
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	380	412,865
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	300	346,139
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	125	132,371
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	1,002	1,566,797
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	3,550	4,162,311
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%		09/19/42	1,065	1,086,300
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	465	514,259
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	171,914
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,878,786

					19,703,189

Commercial Services — 1.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	1,375	1,430,853
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%		04/01/24	650	643,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(e)(f)	6.700%		06/01/34	920	1,218,908
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(e)(f)	7.000%		10/15/37	770	1,049,028
Hertz Corp. (The), Gtd. Notes(g)	6.750%		04/15/19	1,500	1,531,357
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	4,785,625
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,220,000
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	650	640,250
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	2,700	2,882,250

					16,401,771

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26	2,260	2,399,162
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	905	927,091
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	770	792,539
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	3,360	3,403,545
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	630	645,158

					8,167,495

Diversified Financial Services — 1.0%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22	3,000	2,977,500
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	982	1,011,618
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	619	694,262
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	295	330,549
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	1,400	1,499,750
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	650	645,407
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(h)	6.875%		05/02/18	2,740	191,800
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	1,075	1,088,437
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	950	951,640
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	1,625	1,555,937
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	1.360%	(a)	07/03/33	390	336,417

					11,283,317

Electric — 4.0%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25	5,000	5,012,500
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	581,604
Calpine Corp., Sr. Unsec’d. Notes	5.375%		01/15/23	800	780,000
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	1,500	1,447,500
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	1,350	1,312,875
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21	2,710	2,867,814
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,808,465

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23		2,400	$2,112,000
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		2,500	2,412,500
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35		2,325	2,846,728
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26		820	839,056
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%	10/07/39		1,450	1,713,510
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17		1,930	2,039,259
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39		1,900	2,087,057
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%	03/15/18		1,800	1,822,415
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		400	435,810
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		1,150	1,345,972
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	344,068
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		1,345	1,522,478
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		3,263	3,214,055
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43		1,950	2,231,494
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43		2,025	2,291,788
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17		1,947	2,012,521

					45,081,469

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	900	1,013,175

Energy – Alternate Sources — 0.1%
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	1,350	1,473,149

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(e)(f)	5.250%	06/27/29		1,275	507,450

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		425	437,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,508	1,492,920
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000%	08/28/20	GBP	1,100	1,500,992

					3,431,662

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		2,500	2,575,000

Food — 1.1%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21		2,000	2,000,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		1,925	1,944,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(e)(f)	7.250%	06/01/21		1,330	1,376,550
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(e)(f)	5.750%	06/15/25		2,025	1,903,500
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26		1,360	1,371,122
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46		400	423,009
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35		725	831,518
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		725	783,000
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,537,500

					12,170,449

Food Service
Aramark Corp., Gtd. Notes	5.750%	03/15/20		252	259,560

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	800,069
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,000	1,314,814
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		1,640	1,848,588

					3,963,471

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Gas — 0.1%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	$1,073,973
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $440,059; purchased 07/22/14)(e)(f)	6.375%		03/30/38		421	418,503

						1,492,476

Healthcare-Products — 0.7%
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%		01/15/19		2,300	2,256,875
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25		3,435	3,744,579
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35		1,358	1,536,088

						7,537,542

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37		1,900	2,577,004
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		385	401,795
CHS/Community Health Systems, Inc., Gtd. Notes(g)	7.125%		07/15/20		750	695,318
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		3,400	3,327,750
Cigna Corp., Sr. Unsec’d. Notes	4.375%		12/15/20		745	809,160
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17		2,125	2,175,290
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		750	920,285
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%		05/01/25		500	495,625
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20		2,705	2,779,388
HCA, Inc., Gtd. Notes	5.375%		02/01/25		5,025	5,150,625
HCA, Inc., Gtd. Notes	5.875%		02/15/26		725	752,188
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23		300	294,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		240	248,251
Select Medical Corp., Gtd. Notes(g)	6.375%		06/01/21		2,600	2,496,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS(e)	6.250%		07/01/22	EUR	1,100	1,287,870
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		500	491,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,570	1,607,288
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		1,260	1,318,274
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37		760	1,059,906
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		195	275,660

						29,162,927

Home Builders — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		2,000	1,890,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		3,500	3,718,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21		2,175	2,169,562
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20		2,000	2,055,000

						9,833,312

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%		06/15/26		650	638,625

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26		670	726,314

Insurance — 2.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		430	478,768
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%		08/01/16		2,475	2,486,633
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21		3,960	4,091,096
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		1,075	1,040,002
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		4,760	4,918,184
Chubb Corp. (The), Gtd. Notes	6.375%	(a)	04/15/37		1,775	1,544,250
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26		740	788,765
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45		115	132,298
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34		1,350	1,620,181

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	$568,648
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,263,692
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,629,044
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,496,393
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	373,248
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(a)	10/16/44	2,075	2,232,941
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	639,568
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	960,362
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	158,661
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	931,263
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,138,033
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	561,364
XLIT Ltd. (Ireland), Gtd. Notes, Series E	6.500%	(a)	10/29/49	1,880	1,306,600

					32,359,994

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,701,125; purchased 09/29/15-09/30/15)(e)(f)	8.500%		10/15/22	1,550	1,321,375

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%		04/01/26	575	600,875
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,376,296
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,325	3,615,938

					5,593,109

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes(g)	4.875%		04/01/21	1,050	1,068,375
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98	1,100	1,253,973
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,960	2,137,023

					4,459,371

Media — 3.6%
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	86,951
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,957,711
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	2,000	2,112,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26	3,300	3,349,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24	800	830,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27	1,000	1,032,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	700	665,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%		07/15/25	1,500	1,563,750
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	710	840,771
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	855	1,020,888
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	225	267,528
Comcast Corp., Gtd. Notes	3.150%		03/01/26	1,190	1,266,622
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	2,850	2,907,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	495	546,614
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,837	2,395,951
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	2,250	2,334,375
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,035	1,074,806
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	290	324,665
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	1,500	1,530,000

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%		03/15/26		775	$790,500
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		210	224,528
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%		02/15/26		750	1,074,756
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		475	486,875
Time Warner Cable, Inc., Gtd. Notes	6.750%		07/01/18		2,620	2,872,932
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		1,440	1,547,608
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR	1,100	1,227,371
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,191,156; purchased 04/13/15)(e)(f)	5.125%		02/15/25		1,175	1,161,781
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25		1,140	1,128,600
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21		1,035	1,078,987
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		95	78,819
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		475	419,335
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	945	1,292,633
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%		01/15/25	EUR	1,000	1,082,011

						40,573,868

Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%		10/01/24		425	423,937
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(a)	10/19/75		1,730	1,838,125
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	849,823
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		820	772,500
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,020,818

						4,905,203

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		500	549,964
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		740	853,945
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		194	262,379
General Electric Co., Sub. Notes	5.300%		02/11/21		340	394,464
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43		425	524,569
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		625	623,864
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		2,350	2,702,274

						5,911,459

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		1,180	1,193,181

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23		1,150	1,158,038

Oil & Gas — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(i)	10/10/36		2,000	755,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		340	391,718
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46		645	778,841
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		600	654,034
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,514,093
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,645,454
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		1,750	1,891,834
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		510	571,054
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		2,525	2,530,050
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%		04/15/21		2,100	2,094,750

						12,827,408

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38		450	583,189

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,125	$1,345,231
Greif Nevada Holdings, Sr. Unsec’d. Notes, MTN, 144A	7.375%	07/15/21	EUR	1,470	1,902,573
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	2,019,187
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,165	1,231,072

					6,498,063

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,068,787
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,792,455
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		875	911,599
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,670	1,716,294
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		385	404,278
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	546,875
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%	03/01/36		270	298,296
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46		550	619,296
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		2,075	2,324,409
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		450	361,125

					10,043,414

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46		2,900	3,124,243
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		750	748,964
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	539,249

					4,412,456

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,417

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,097,500
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	347,882
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,052,438
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,262,787

					5,760,607

Retail — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	949,041
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	4.500%	08/01/23	EUR	1,425	1,648,610
Landry’s, Inc., Gtd. Notes, 144A (original cost $1,704,880; purchased 01/11/16)(e)(f)	9.375%	05/01/20		1,616	1,696,800
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,367,200
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(e)(f)	8.000%	06/15/22		1,350	1,188,000

					7,849,651

Savings & Loans — 0.2%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,724,096

Semiconductors — 0.6%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,963,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		3,250	3,306,875
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,757,682

					7,028,057

Software — 0.8%
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	10/15/25		1,050	1,191,989
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		2,355	2,608,243
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,252,812
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		950	897,161
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $1,353,375; purchased 02/03/16)(e)(f)	5.750%	08/15/20		1,350	1,414,125
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,137,971

					9,502,301

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		235	$288,135
AT&T Corp., Gtd. Notes	8.250%	11/15/31		103	148,139
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,373,144
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	306,898
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	871,142
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,555,316
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	528,350
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,410,214
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	762,578
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		800	839,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		1,142	1,179,115
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20		2,016	1,436,400
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,241,500
Sprint Corp., Gtd. Notes	7.625%	02/15/25		500	395,625
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,767,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,391,808
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48		1,679	1,748,343
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,796	2,827,986
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	800,359
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,555,490
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	220,963

					25,647,630

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	309,807

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	1,300	1,458,911

TOTAL CORPORATE BONDS (cost $507,662,149)					529,682,582

FOREIGN AGENCIES — 1.8%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%	01/21/18		1,100	1,181,424
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	744,988
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25		100	90,470
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	798,714
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		1,665	1,819,346
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	4.950%	07/19/22		390	403,946
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21		600	609,927
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%	07/02/18		2,910	3,230,682
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		600	679,866
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20		1,750	1,936,149
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		250	282,494
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		2,500	2,537,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,500	1,714,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		1,575	1,625,400
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,100	1,124,629
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		1,250	1,263,484

TOTAL FOREIGN AGENCIES (cost $19,512,288)					20,043,519

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

MUNICIPAL BONDS — 1.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%		10/01/50	1,125	$1,769,895
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	2,280	3,450,278
State of California, General Obligation Unlimited, BABs	7.625%		03/01/40	725	1,143,702
University of California, Revenue Bonds, BABs	5.770%		05/15/43	1,400	1,887,606

					8,251,481

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	770	1,122,321

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,380	1,961,891

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%		01/01/41	1,175	1,786,764
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,050	3,208,947

					4,995,711

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	695	880,412
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	450	542,880

					1,423,292

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	615	840,822

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	800	1,051,112

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,375	1,905,613

TOTAL MUNICIPAL BONDS (cost $14,873,217)					21,552,243

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	241	242,130
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.601%	(a)	08/26/36	3,003	2,769,295
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.774%	(a)	09/25/47	1,175	1,047,526
CSMC, Series 2015-12R, Class 1A1, 144A(b)	2.434%	(a)	10/30/47	1,805	1,800,337
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(j)	1.953%	(a)	02/25/25	531	531,309
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(j)	3.303%	(a)	04/25/28	1,300	1,336,444
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(j)	2.446%	(a)	12/25/28	1,550	1,560,324
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(j)	2.703%	(a)	11/25/28	1,450	1,458,406
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.586%	(a)	01/26/37	3,816	3,658,671
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.586%	(a)	01/26/37	1,400	1,112,184
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.586%	(a)	03/26/37	2,980	2,819,766
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.586%	(a)	03/26/37	700	537,677
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	0.668%	(a)	07/19/47	2,416	1,947,369
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A	2.439%	(a)	03/01/21	2,295	2,246,413
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)	2.457%	(a)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)	2.457%	(a)	05/01/20	6,231	6,090,548
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(a)	07/01/20	4,398	4,321,397
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.439%	(a)	08/01/20	3,121	3,063,366
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.457%	(a)	10/01/20	4,598	4,513,257

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(b)	3.939%	(a)	11/01/20		1,500	$1,432,500
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(a)	01/01/21		6,003	5,825,969
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		47	47,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(a)	02/25/34		978	967,509
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.707%	(a)	12/25/34		5,534	5,344,278
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.453%	(a)	07/25/32		593	573,254
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		199	198,131

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,281,367)						56,212,019

SOVEREIGN BONDS — 4.0%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		1,060	1,085,836
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		1,175	1,253,137
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		04/22/26		500	540,500
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	2,692,931
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		1,750	1,827,875
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,250	2,499,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		600	621,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%		04/30/44		290	319,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		600	666,600
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(e)	3.800%		08/08/17	JPY	680,000	6,181,669
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	899,981
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,084,398
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	483,223
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,160,121
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		1,000	1,450,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	825	951,401
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,625	1,846,765
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		295	328,065
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,682,303
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	2,816,558
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		462	497,805
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	474,750

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%	(i)	05/31/18		395	$381,869
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	769,743
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, 144A	5.125%		10/15/24		800	799,768
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	5.125%		10/15/24		1,300	1,299,623
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%		10/29/35	EUR	945	1,101,028
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	3.875%		10/29/35	EUR	1,000	1,165,109
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,300	2,590,375
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,475,890
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		200	232,290
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,712,597

TOTAL SOVEREIGN BONDS (cost $46,842,856)						45,891,960

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.	5.000%		07/01/19		52	53,181
Federal Home Loan Mortgage Corp.	5.500%		10/01/33-06/01/34		1,207	1,383,125
Federal Home Loan Mortgage Corp.	6.000%		11/01/33-06/01/34		776	887,751
Federal Home Loan Mortgage Corp.	6.500%		07/01/32-09/01/32		653	755,000
Federal Home Loan Mortgage Corp.	7.000%		10/01/32		69	74,839
Federal National Mortgage Assoc.	4.000%		05/01/19		40	41,079
Federal National Mortgage Assoc.	4.500%		12/01/18-02/01/35		276	285,924
Federal National Mortgage Assoc.	5.500%		03/01/17-06/01/34		1,296	1,419,019
Federal National Mortgage Assoc.	6.000%		09/01/17-11/01/36		1,502	1,727,989
Federal National Mortgage Assoc.	6.500%		07/01/17-11/01/33		1,171	1,380,437
Federal National Mortgage Assoc.	7.000%		05/01/32-06/01/32		166	191,773
Government National Mortgage Assoc.	5.500%		01/15/33-07/15/35		1,451	1,647,953
Government National Mortgage Assoc.	6.000%		12/15/32-11/15/34		1,776	2,100,365
Government National Mortgage Assoc.	6.500%		09/15/32-11/15/33		1,167	1,338,962
Government National Mortgage Assoc.	7.500%		10/15/25-02/15/26		44	48,576
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		1,720	2,633,845

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,339,467)						15,969,818

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds	2.500%		02/15/46		545	567,502
U.S. Treasury Bonds(k)(l)	2.875%		05/15/43		5,300	5,959,808
U.S. Treasury Notes	1.125%		06/30/21		1,485	1,492,367
U.S. Treasury Notes(k)(l)	1.625%		04/30/23		9,850	10,071,241
U.S. Treasury Notes(k)	2.000%		02/15/25		4,855	5,079,544

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,069,941)						23,170,462

PREFERRED STOCKS — 0.2%					Shares
Banking
Citigroup Capital XIII, 7.008%, (Capital Security, fixed to floating preferred)(a)					45,000	1,173,150
State Street Corp., 5.35%(a)					35,000	939,400

TOTAL PREFERRED STOCKS (cost $2,000,000)						2,112,550

TOTAL LONG-TERM INVESTMENTS (cost $980,472,097)						1,019,054,110

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 9.4%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $90,945,636)(m)(Note 4)	9,352,846	$86,887,936
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $20,167,181; includes $5,006,241 of cash collateral for securities on loan)(m)(n)(Note 4)	20,167,181	20,167,181

TOTAL SHORT-TERM INVESTMENTS (cost $111,112,817)		107,055,117

TOTAL INVESTMENTS — 99.2% (cost $1,091,584,914)		1,126,109,227
OTHER ASSETS IN EXCESS OF LIABILITIES(o) — 0.8%		8,930,516

NET ASSETS — 100.0%		$1,135,039,743

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,364,275 and 1.3% of net assets.

(c)	Interest rate not available as of June 30, 2016.

(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(e)	Indicates a security or securities that have been deemed illiquid.

(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $17,478,744. The aggregate value of $16,308,520 is approximately 1.4% of net assets.

(g)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,916,595; cash collateral of $5,006,241 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(h)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Security may be post maturity.

(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(j)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(l)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
3,746	5 Year U.S. Treasury Notes	Sep. 2016	$450,193,881	$457,626,578	$7,432,697
79	10 Year Euro-Bund	Sep. 2016	14,475,509	14,651,515	176,006
1,926	10 Year U.S. Treasury Notes	Sep. 2016	249,229,570	256,127,906	6,898,336
453	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	78,958,703	84,427,875	5,469,172

					19,976,211

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
394	2 Year U.S. Treasury Notes	Sep. 2016	$85,876,327	$86,415,281	$(538,954)
8	10 Year U.K. Gilt	Sep. 2016	1,308,253	1,368,425	(60,172)
160	20 Year U.S. Treasury Bonds	Sep. 2016	26,234,835	27,575,000	(1,340,165)
23	30 Year Euro BUXL	Sep. 2016	4,822,547	5,006,858	(184,311)

					(2,123,602)

					$17,852,609

Cash of $1,150,000 and U.S. Treasury obligations with a combined market value of $6,983,526 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	15,301	$138,061	$148,294	$10,233
Mexican Peso,
Expiring 07/22/16	JPMorgan Chase	MXN	1,079	57,615	58,881	1,266

				$195,676	$207,175	11,499

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	JPMorgan Chase	AUD	559	$425,963	$416,949	$9,014
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	3,932	5,697,390	5,236,164	461,226
Euro,
Expiring 07/27/16	BNP Paribas	EUR	1,250	1,404,859	1,388,608	16,251
Expiring 07/27/16	Deutsche Bank AG	EUR	12,532	14,164,734	13,921,300	243,434
Expiring 07/27/16	JPMorgan Chase	EUR	240	276,286	266,311	9,975
Expiring 07/27/16	JPMorgan Chase	EUR	542	606,494	601,734	4,760
Expiring 07/27/16	UBS AG	EUR	1,344	1,512,395	1,492,488	19,907
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	219,665	804,635	772,023	32,612
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	17,850	1,025,301	974,310	50,991
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	2,314	610,383	586,176	24,207

				$26,528,440	$25,656,063	872,377

						$883,876

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$81,463	$—	$81,463	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	31,453	—	31,453	Deutsche Bank AG
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	41,668	—	41,668	Hong Kong & Shanghai Bank

					$154,584	$—	$154,584

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	8,050	08/04/16	0.078%		1 Day EUROIS(1)	$4,792	$(28,739)	$(33,531)
EUR	8,000	08/01/19	0.346%		1 Day EUROIS(1)	(132,893)	(276,935)	(144,042)
EUR	7,020	06/28/20	(0.458%	)	1 Day EUROIS(1)	168	2,424	2,256
EUR	2,150	06/20/24	(0.050%	)	1 Day EUROIS(1)	(266)	(8,901)	(8,635)
EUR	2,000	07/28/25	0.780%		1 Day EUROIS(1)	(1,907)	(176,732)	(174,825)
EUR	3,900	02/23/26	0.324%		1 Day EUROIS(1)	(810)	(111,351)	(110,541)
EUR	6,810	05/09/31	1.587%		6 Month EURIBOR(2)	607	169,227	168,620
EUR	1,750	06/29/31	0.678%		6 Month EURIBOR(2)	186	(20,911)	(21,097)
EUR	705	03/04/36	0.865%		1 Day EUROIS(1)	(284)	(38,982)	(38,698)
EUR	550	04/11/36	0.962%		6 Month EURIBOR(1)	(5)	(12,152)	(12,147)
EUR	4,290	05/09/46	1.357%		6 Month EURIBOR(1)	36	(203,324)	(203,360)
EUR	940	06/29/46	0.792%		6 Month EURIBOR(1)	196	23,895	23,699
GBP	1,950	02/23/21	0.639%		1 Day GBP OIS(1)	571	(56,276)	(56,847)
GBP	885	09/07/25	1.477%		6 Month GBP LIBOR(2)	32	56,614	56,582
MXN	112,800	02/09/18	4.630%		28 Day Mexican Interbank Rate(2)	(8,795)	(32,568)	(23,773)
MXN	70,000	04/18/19	5.480%		28 Day Mexican Interbank Rate(2)	(36,283)	30,280	66,563
MXN	48,200	05/25/22	6.370%		28 Day Mexican Interbank Rate(2)	(47,258)	98,295	145,553
MXN	38,000	08/13/24	6.120%		28 Day Mexican Interbank Rate(2)	(8,237)	29,958	38,195
MXN	38,100	12/27/24	5.795%		28 Day Mexican Interbank Rate(2)	8,681	(22,413)	(31,094)
MXN	13,900	07/27/34	6.720%		28 Day Mexican Interbank Rate(2)	941	7,490	6,549
	1,575	03/11/20	1.824%		3 Month LIBOR(1)	28	(55,029)	(55,057)
	135,870	12/31/21	1.787%		3 Month LIBOR(1)	(151,223)	(5,586,807)	(5,435,584)
	17,000	12/31/21	1.850%		3 Month LIBOR(1)	242	(757,435)	(757,677)
	51,250	05/31/22	1.741%		3 Month LIBOR(1)	375,423	(2,013,094)	(2,388,517)
	29,120	05/31/22	2.237%		3 Month LIBOR(1)	(77,974)	(1,982,119)	(1,904,145)
	22,700	08/31/22	1.788%		3 Month LIBOR(1)	273	(968,014)	(968,287)
	87,900	08/31/22	2.013%		3 Month LIBOR(1)	(161,643)	(4,946,642)	(4,784,999)
	12,360	11/30/22	1.982%		3 Month LIBOR(1)	217	(677,104)	(677,321)
	5,800	12/31/22	1.405%		3 Month LIBOR(1)	181	(106,950)	(107,131)
	4,400	12/31/22	1.406%		3 Month LIBOR(1)	174	(81,546)	(81,720)
	8,700	12/31/22	1.409%		3 Month LIBOR(1)	197	(162,613)	(162,810)
	2,400	12/31/22	1.412%		3 Month LIBOR(1)	163	(45,271)	(45,434)
	12,100	12/31/22	1.416%		3 Month LIBOR(1)	216	(231,633)	(231,849)
	4,850	12/31/22	1.495%		3 Month LIBOR(1)	177	(117,288)	(117,465)
	10,495	05/31/23	1.394%		3 Month LIBOR(1)	207	(150,775)	(150,982)
	10,495	05/31/23	1.395%		3 Month LIBOR(1)	208	(151,519)	(151,727)
	20,990	05/31/23	1.399%		3 Month LIBOR(1)	(2,291)	(308,228)	(305,937)
	10,290	05/31/23	1.513%		3 Month LIBOR(1)	206	(227,497)	(227,703)
	19,980	05/31/23	1.578%		3 Month LIBOR(1)	(18,314)	(526,851)	(508,537)
	3,950	05/31/23	1.584%		3 Month LIBOR(1)	172	(105,562)	(105,734)
ZAR	63,800	08/26/20	7.855%		3 Month JIBAR(2)	(14,698)	4,757	19,455
ZAR	20,000	10/22/23	7.625%		3 Month JIBAR(2)	3,049	(38,148)	(41,197)
ZAR	38,300	11/14/23	8.190%		3 Month JIBAR(2)	(36,838)	7,289	44,127
ZAR	1,800	01/12/25	7.430%		3 Month JIBAR(2)	921	(6,199)	(7,120)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	$27,681	$(49,332)	$(77,013)
ZAR	8,100	01/11/26	9.330%	3 Month JIBAR(2)	513	37,039	36,526
ZAR	8,300	01/11/26	9.330%	3 Month JIBAR(2)	525	37,954	37,429

					$(272,736)	$(19,779,718)	$(19,506,982)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Citigroup, Inc.	06/20/18	5.000%	5,450	1.726%	$348,357	$343,372	$(4,985)
General Motors Co.	06/20/19	5.000%	3,640	1.166%	409,756	402,941	(6,815)
General Motors Co.	06/20/21	5.000%	1,300	1.777%	195,696	191,907	(3,789)

					$953,809	$938,220	$(15,589)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	13,900	$(298,850)	$(447,406)	$(148,556)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b):
Ameriquest Home Equity	07/29/16	1.500%	177	$7	$—	$7	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	149	6	—	6	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	225	9	—	9	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	252	11	—	11	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	135	6	—	6	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	310	13	—	13	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	547	23	—	23	Goldman Sachs & Co.
Bank of America Prime Mortgage	07/29/16	1.500%	800	33	—	33	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/29/16	1.500%	503	21	—	21	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/29/16	1.500%	154	6	—	6	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	635	26	—	26	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	449	19	—	19	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	176	7	—	7	Goldman Sachs & Co.
Citibank Mortgage	07/29/16	1.500%	195	8	—	8	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	42	57	—	57	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	337	449	—	449	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	166	7	—	7	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	160	7	—	7	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	116	155	—	155	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	52	69	—	69	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	56	75	—	75	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	718	957	—	957	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b) (continued):
COMM Mortgage Trust	07/22/16	1.500%	465	$620	$—	$620	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	433	577	—	577	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	07/22/16	1.500%	93	124	—	124	Goldman Sachs & Co.
Countrywide Home Equity	07/29/16	1.500%	421	18	—	18	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	446	573	—	573	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	1,501	1,933	—	1,933	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	127	163	—	163	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	130	173	—	173	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	373	498	—	498	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	213	283	—	283	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	254	338	—	338	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	1,334	1,779	—	1,779	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	107	142	—	142	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	88	118	—	118	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	157	210	—	210	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	429	571	—	571	Goldman Sachs & Co.
GSAMP Home Equity	07/29/16	1.500%	219	9	—	9	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/22/16	1.500%	222	296	—	296	Goldman Sachs & Co.
Lehman Home Equity	07/29/16	1.500%	479	20	—	20	Goldman Sachs & Co.
LNR CDO Ltd.	07/11/16	1.500%	2,304	3,104	—	3,104	Goldman Sachs & Co.
Long Beach Home Equity	07/29/16	1.500%	329	14	—	14	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	98	130	—	130	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	84	112	—	112	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	452	602	—	602	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/29/16	1.500%	303	13	—	13	Goldman Sachs & Co.
New Century Home Equity	07/29/16	1.500%	366	15	—	15	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	918	38	—	38	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	407	17	—	17	Goldman Sachs & Co.
Wells Fargo Home Equity	07/29/16	1.500%	115	5	—	5	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	61	81	—	81	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	856	1,141	—	1,141	Goldman Sachs & Co.
WMC Home Equity	07/29/16	1.500%	560	23	—	23	Goldman Sachs & Co.

				$15,711	$—	$15,711

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.307%	$(220,336)	$—	$(220,336)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.359%	(8,373)	229,661	(238,034)	JPMorgan Chase

					$(228,709)	$229,661	$(458,370)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	9,755	1.022%	$(6,568)	$(18,430)	$11,862	JPMorgan Chase
Petroleo Brasileriro SA	06/20/18	1.000%	2,250	4.242%	(137,789)	(172,518)	34,729	Morgan Stanley
Republic of Italy	09/20/20	1.000%	9,680	1.413%	(158,410)	44,911	(203,321)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.413%	(32,729)	5,761	(38,490)	JPMorgan Chase

					$(335,496)	$(140,276)	$(195,220)

Cash of $8,201,000 and U.S. Treasury obligations with a combined market value of $14,121,835 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$17,935	$—	$17,935
278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	12,995	—	12,995
1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	383,720	10,186	373,534
5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	56,916	—	56,916

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Currency swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements (continued):
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	$157,808	$—	$157,808
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps		2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	317,983	—	317,983
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps		8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	1,291,059	—	1,291,059
	13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	455,554	—	455,554
	1,003	3 Month LIBOR	EUR	900	(0.613)%	JPMorgan Chase	02/22/20	1,721	—	1,721
	2,348	3 Month LIBOR	JPY	264,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	8,331	—	8,331
	17,098	3 Month LIBOR	JPY	1,920,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	56,709	—	56,709
	719	3 Month LIBOR	EUR	640	(0.443)%	JPMorgan Chase	08/22/21	1,982	—	1,982
	2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(372,374)	—	(372,374)
	8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(1,531,965)	—	(1,531,965)

								$858,374	$10,186	$848,188

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$168,941	$—	$168,941
Deutsche Bank AG	09/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	133,692	—	133,692
Deutsche Bank AG	09/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	52,811	—	52,811
Deutsche Bank AG	09/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	37,953	—	37,953
Credit Suisse First Boston Corp.	01/12/41	6,054	Pay variable payments based on 1 Month LIBOR and receives fixed payments based on the IOS.FN30.450.10 Index	(69,876)	(17,336)	(52,540)

				$323,521	$(17,336)	$340,857

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$48,016,019	$—
Non-Residential Mortgage-Backed Securities	—	25,585,557	—
Residential Mortgage-Backed Securities	—	61,641,792	—
Bank Loans	—	34,774,011	4,258,260
Commercial Mortgage-Backed Securities	—	130,143,318	—
Corporate Bonds	—	529,682,582	—
Foreign Agencies	—	20,043,519	—
Municipal Bonds	—	21,552,243	—
Residential Mortgage-Backed Securities	—	46,121,715	10,090,304
Sovereign Bonds	—	45,891,960	—
U.S. Government Agency Obligations	—	15,969,818	—
U.S. Treasury Obligations	—	23,170,462	—
Preferred Stocks	2,112,550	—	—
Affiliated Mutual Funds	107,055,117	—	—
Other Financial Instruments*
Futures Contracts	17,852,609	—	—
OTC Forward Foreign Currency Exchange Contracts	—	883,876	—
Centrally Cleared Interest Rate Swap Agreements	—	(19,506,982)	—
OTC Interest Rate Swap Agreements	—	154,584	—
Centrally Cleared Credit Default Swap Agreements	—	(164,145)	—
OTC Credit Default Swap Agreements	—	(564,205)	15,711
OTC Currency Swap Agreements	—	858,374	—
OTC Total Return Swap Agreements	—	323,521	—

Total	$127,020,276	$984,578,019	$14,364,275

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Credit Default Swaps
Balance as of 12/31/15	$—	$18,076,943	$2,839
Realized gain (loss)	74	30,513	—
Change in unrealized appreciation (depreciation)**	25,516	(56,938)	12,872
Purchases	4,235,000	595,239	—
Sales	(3,875)	(3,752,298)	—
Accrued discount/premium	1,545	11,765	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(4,814,920)	—

Balance as of 06/30/16	$4,258,260	$10,090,304	$15,711

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(15,710) was relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$4,258,260	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	15,711	Model Pricing	Discretionary Volatility Factor and/or Discount Rate
Residential Mortgage-Backed Securities	10,090,304	Market Approach	Single Broker Indicative Quote

	$14,364,275

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	4,814,920	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Commercial Mortgage-Backed Securities	11.5%
Banks	10.9
Residential Mortgage-Backed Securities	10.4
Affiliated Mutual Funds (including 0.4% of collateral for securities on loan)	9.4
Collateralized Loan Obligations	4.2
Sovereign Bonds	4.0
Electric	4.0
Media	3.6
Insurance	2.9
Healthcare-Services	2.6
Telecommunications	2.5
Non-Residential Mortgage-Backed Securities	2.3
U.S. Treasury Obligations	2.0
Municipal Bonds	1.9
Chemicals	1.8
Foreign Agencies	1.8
Commercial Services	1.4
Technology	1.4
U.S. Government Agency Obligations	1.4
Oil & Gas	1.1
Food	1.1
Diversified Financial Services	1.0
Pharmaceuticals	0.9
Home Builders	0.9
Software	0.8
Retail	0.8
Auto Manufacturers	0.8
Computers	0.7
Healthcare-Products	0.7
Semiconductors	0.6
Airlines	0.6
Packaging & Containers	0.6
Healthcare & Pharmaceutical	0.6
Building Materials	0.5
Miscellaneous Manufacturing	0.5
Real Estate Investment Trusts (REITs)	0.5

Lodging	0.5%
Agriculture	0.5
Mining	0.4
Beverages	0.4
Machinery-Diversified	0.4
Pipelines	0.4
Forest Products & Paper	0.3
Entertainment	0.3
Biotechnology	0.3
Aerospace & Defense	0.3
Environmental Control	0.2
Banking	0.2
Apparel	0.2
Transportation Services	0.2
Savings & Loans	0.2
Consumer	0.1
Gaming	0.1
Gas	0.1
Energy – Alternate Sources	0.1
Transportation	0.1
Auto Parts & Equipment	0.1
Retailers	0.1
Automotive	0.1
Leisure Time	0.1
Multi-National	0.1
Office & Business Equipment	0.1
Electronics	0.1
Diversified Manufacturing	0.1
Supermarkets	0.1
Housewares	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$164,145	*
Credit contracts	Premiums paid for OTC swap agreements	280,333		Premiums received for OTC swap agreements	190,948
Credit contracts	Unrealized appreciation on OTC swap agreements	62,302		Unrealized depreciation on OTC swap agreements	700,181
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	883,876		—	—
Interest rate contracts	Due from/to broker — variation margin futures	19,976,211	*	Due from/to broker — variation margin futures	2,123,602	*
Interest rate contracts	Due from/to broker — variation margin swaps	645,554	*	Due from/to broker — variation margin swaps	20,152,536	*
Interest rate contracts	Premiums paid for OTC swap agreements	10,186		Premiums received for OTC swap agreements	17,336
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,300,508		Unrealized depreciation on OTC swap agreements	1,956,879

Total		$25,158,970			$25,305,627

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward Foreign Currency Exchange Contracts**	Swaps	Total
Credit contracts	$(518,630)	$265,120	$—	$—	$—	$(1,081,499)	$(1,335,009)
Foreign exchange contracts	—	—	—	—	5,848,446	—	5,848,446
Interest rate contracts	158,325	(261,208)	21,473,253	94,614	—	(2,819,103)	18,645,881

Total	$(360,305)	$3,912	$21,473,253	$94,614	$5,848,446	$(3,900,602)	$23,159,318

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Foreign Currency Exchange Contracts**	Swaps	Total
Credit contracts	$357,855	$(209,859)	$—	$—	$599,284	$747,280
Foreign exchange contracts	—	—	—	521,590	—	521,590
Interest rate contracts	428,204	(284,376)	18,430,766	—	(19,101,219)	(526,625)

Total	$786,059	$(494,235)	$18,430,766	$521,590	$(18,501,935)	$742,245

*	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

**	Included in net unrealized appreciation (depreciation) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts Long Positions(2)	Futures Contracts Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$854,359	$231,743	$791,752,840	$114,662,177	$5,861,222

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements Buy Protection(4)	Credit Default Swap Agreements Sell Protection(4)	Currency Swap Agreements(4)
$24,065,580	$675,683	$22,350	$60,090	$59,493

		Total Return Swap Agreements(4)
		$11,217

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$17,935	$—	$—	$17,935
BNP Paribas	16,251	—	—	16,251
Citigroup Global Markets	975,984	—	(975,984)	—
Credit Suisse First Boston Corp.	81,463	(69,876)	(11,587)	—
Deutsche Bank AG	725,200	(220,336)	(271,027)	233,837
Goldman & Sachs Co.	15,711	—	—	15,711
JPMorgan Chase	2,450,549	(2,402,614)	—	47,935
Hong Kong & Shanghai Bank	199,476	—	—	199,476
Morgan Stanley	34,729	(34,729)	—	—
UBS AG	19,907	—	—	19,907

	$4,537,205

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$—	$—	$—	$—
BNP Paribas	—	—	—	—
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	(69,876)	69,876	—	—
Deutsche Bank AG	(220,336)	220,336	—	—
Goldman & Sachs Co.	—	—	—	—
JPMorgan Chase	(2,402,614)	2,402,614	—	—
Hong Kong & Shanghai Bank	—	—	—	—
Morgan Stanley	(172,518)	34,729	—	(137,789)
UBS AG	—	—	—	—

	$(2,865,344)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $4,916,595:
Unaffiliated investments (cost $980,472,097)	$1,019,054,110
Affiliated investments (cost $111,112,817)	107,055,117
Cash	151,250
Foreign currency, at value (cost $423,167)	423,848
Dividends and interest receivable	9,752,458
Deposit with broker for futures and centrally cleared swaps	9,351,000
Unrealized appreciation on OTC swap agreements	3,362,810
Unrealized appreciation on OTC forward foreign currency exchange contracts	883,876
Receivable for investments sold	541,029
Premium paid for OTC swap agreements	290,519
Due from broker—variation margin swaps	55,421
Tax reclaim receivable	52,846
Receivable for Series shares sold	2,770
Prepaid expenses	1,150

Total Assets	1,150,978,204

LIABILITIES
Payable for investments purchased	7,019,595
Payable to broker for collateral for securities on loan	5,006,241
Unrealized depreciation on OTC swap agreements	2,657,060
Management fee payable	370,024
Accrued expenses and other liabilities	252,562
Due to broker—variation margin futures	236,245
Premium received for OTC swap agreements	208,284
Payable for Series shares repurchased	186,075
Deferred trustees’ fees	1,395
Affiliated transfer agent fee payable	980

Total Liabilities	15,938,461

NET ASSETS	$1,135,039,743

Net assets were comprised of:
Paid-in capital	$963,843,504
Retained earnings	171,196,239

Net assets, June 30, 2016	$1,135,039,743

Net asset value and redemption price per share $1,135,039,743 / 91,333,054 outstanding shares of beneficial interest	$12.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of foreign withholding taxes of $2,048)	$21,388,480
Affiliated dividend income	676,337
Affiliated income from securities lending, net	80,604
Unaffiliated dividend income	47,225

Total income	22,192,646

EXPENSES
Management fee	2,203,792
Shareholders’ reports	152,000
Custodian and accounting fees	97,000
Audit fee	25,000
Trustees’ fees	10,000
Legal fees and expenses	9,000
Insurance expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	10,359

Total expenses	2,520,151

NET INVESTMENT INCOME (LOSS)	19,672,495

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(2,564,774)
Futures transactions	21,473,253
Options written transactions	3,912
Forward rate agreement transactions	94,614
Swap agreement transactions	(3,900,602)
Foreign currency transactions	7,903

15,114,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $186,229)	38,192,225
Futures	18,430,766
Options written	(494,235)
Swap agreements	(18,501,935)
Foreign currencies	526,203

38,153,024

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	53,267,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,939,825

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,672,495	$37,422,495
Net realized gain (loss) on investment and foreign currency transactions	15,114,306	6,161,154
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,153,024	(45,769,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,939,825	(2,185,494)

SERIES SHARE TRANSACTIONS
Series shares sold [1,233,605 and 8,670,539 shares, respectively]	14,837,897	101,626,083
Series shares repurchased [3,133,673 and 7,014,473 shares, respectively]	(37,652,548)	(82,418,630)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(22,814,651)	19,207,453

Capital Contributions (Note 4)	20,597	—

TOTAL INCREASE (DECREASE)	50,145,771	17,021,959
NET ASSETS:
Beginning of period	1,084,893,972	1,067,872,013

End of period	$1,135,039,743	$1,084,893,972

SEE NOTES TO FINANCIAL STATEMENTS.

A61

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Boeing Co. (The)	216,936	$28,173,478
United Technologies Corp.	342,940	35,168,497

		63,341,975

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	90,083	19,122,819

Banks — 6.1%
Bank of America Corp.	2,536,469	33,658,944
Citigroup, Inc.	947,408	40,160,625
JPMorgan Chase & Co.	949,886	59,025,916
PNC Financial Services Group, Inc. (The)	385,281	31,358,020
Wells Fargo & Co.	1,106,578	52,374,337

		216,577,842

Beverages — 0.7%
Monster Beverage Corp.*	165,275	26,561,345

Biotechnology — 6.1%
AbbVie, Inc.	316,310	19,582,752
Alexion Pharmaceuticals, Inc.*	253,230	29,567,135
Biogen, Inc.*	49,997	12,090,275
BioMarin Pharmaceutical, Inc.*	252,029	19,607,856
Celgene Corp.*	409,276	40,366,892
Regeneron Pharmaceuticals, Inc.*	68,317	23,858,346
Shire PLC, ADR	384,544	70,786,859

		215,860,115

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	224,319	33,329,317
Morgan Stanley	607,206	15,775,212

		49,104,529

Chemicals — 1.2%
Dow Chemical Co. (The)	341,726	16,987,200
FMC Corp.	537,139	24,874,907

		41,862,107

Communications Equipment — 0.3%
Palo Alto Networks, Inc.*	100,725	12,352,914

Consumer Finance — 1.6%
Capital One Financial Corp.	478,764	30,406,302
SLM Corp.*	4,118,457	25,452,064

		55,858,366

Diversified Financial Services — 0.5%
Voya Financial, Inc.	690,597	17,099,182

Electric Utilities — 2.5%
FirstEnergy Corp.	1,070,948	37,386,795
PG&E Corp.	811,534	51,873,253

		89,260,048

Electrical Equipment — 1.0%
Eaton Corp. PLC	584,169	34,892,414

Electronic Equipment, Instruments & Components — 0.8%
Flextronics International Ltd.*	2,332,017	27,517,801

Energy Equipment & Services — 1.5%
Halliburton Co.	1,141,382	51,693,191

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	240,931	$37,835,804
Kroger Co. (The)	758,324	27,898,740

		65,734,544

Food Products — 2.7%
ConAgra Foods, Inc.	924,110	44,181,699
Mondelez International, Inc. (Class A Stock)	1,137,174	51,752,789

		95,934,488

Health Care Equipment & Supplies — 0.9%
Zimmer Biomet Holdings, Inc.	269,499	32,442,290

Health Care Providers & Services — 0.9%
Laboratory Corp. of America Holdings*	239,850	31,245,259

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	776,610	34,326,162
Marriott International, Inc. (Class A Stock)(a)	621,251	41,288,341
McDonald’s Corp.	247,546	29,789,686
Starbucks Corp.	602,807	34,432,336

		139,836,525

Household Products — 1.3%
Procter & Gamble Co. (The)	550,472	46,608,464

Industrial Conglomerates — 1.2%
General Electric Co.	1,309,466	41,221,990

Insurance — 2.0%
Chubb Ltd.	344,194	44,989,598
MetLife, Inc.	616,042	24,536,953

		69,526,551

Internet & Catalog Retail — 5.5%
Amazon.com, Inc.*	173,835	124,399,803
Netflix, Inc.*	394,594	36,097,459
Priceline Group, Inc. (The)*	28,086	35,062,843

		195,560,105

Internet Software & Services — 9.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	529,337	42,098,171
Alphabet, Inc. (Class A Stock)*	74,560	52,455,197
Alphabet, Inc. (Class C Stock)*	75,955	52,568,455
eBay, Inc.*	917,680	21,482,889
Facebook, Inc. (Class A Stock)*	992,643	113,439,242
Tencent Holdings Ltd. (China)	2,622,314	60,155,027

		342,198,981

IT Services — 3.1%
MasterCard, Inc. (Class A Stock)	395,716	34,846,751
Visa, Inc. (Class A Stock)(a)	1,029,071	76,326,196

		111,172,947

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	70,770	9,934,693

Media — 2.0%
Comcast Corp. (Class A Stock)	551,070	35,924,253
Walt Disney Co. (The)	352,973	34,527,819

		70,452,072

SEE NOTES TO FINANCIAL STATEMENTS.

A62

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 1.0%
Target Corp.	495,063	$34,565,299

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	505,812	53,024,272
Noble Energy, Inc.	813,947	29,196,279
Occidental Petroleum Corp.	618,390	46,725,548
Suncor Energy, Inc. (Canada)	1,287,374	35,713,057

		164,659,156

Pharmaceuticals — 8.4%
Allergan PLC*	335,638	77,562,586
Bristol-Myers Squibb Co.	752,353	55,335,563
Merck & Co., Inc.	661,902	38,132,174
Novo Nordisk A/S (Denmark), ADR	576,932	31,027,403
Pfizer, Inc.	1,430,321	50,361,602
Teva Pharmaceutical Industries Ltd. (Israel), ADR	930,996	46,763,929

		299,183,257

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	254,408	28,903,293

Road & Rail — 0.4%
Ryder System, Inc.	251,200	15,358,368

Semiconductors & Semiconductor Equipment — 2.2%
NXP Semiconductors NV (Netherlands)*	241,698	18,934,621
QUALCOMM, Inc.	332,977	17,837,578
Texas Instruments, Inc.	631,243	39,547,374

		76,319,573

Software — 9.1%
Adobe Systems, Inc.*	538,190	51,553,220
Microsoft Corp.	1,574,369	80,560,462
PTC, Inc.*	872,770	32,798,696
Red Hat, Inc.*	495,847	35,998,492
salesforce.com, Inc.*	868,870	68,996,967
Splunk, Inc.*	457,707	24,798,565
Workday, Inc. (Class A Stock)*(a)	369,025	27,555,097

		322,261,499

Specialty Retail — 3.5%
Home Depot, Inc. (The)	293,163	37,433,984
Industria de Diseno Textil SA (Spain), ADR	3,195,593	53,238,579
O’Reilly Automotive, Inc.*	118,654	32,167,099

		122,839,662

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	828,426	79,197,526

Textiles, Apparel & Luxury Goods — 2.6%
adidas AG (Germany), ADR	199,355	14,291,760
Coach, Inc.	803,207	32,722,653
NIKE, Inc. (Class B Stock)	827,764	45,692,573

		92,706,986

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	1,137,940	$35,150,967

TOTAL LONG-TERM INVESTMENTS (cost $2,604,414,197)		3,444,119,143

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $214,386,877; includes $131,778,076 of cash collateral for securities on loan)(b)(c)(Note 4)	214,386,877	214,386,877

TOTAL INVESTMENTS — 103.3% (cost $2,818,801,074)		3,658,506,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(118,276,398)

NET ASSETS — 100.0%		$3,540,229,622

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,124,392; cash collateral of $131,778,076 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$63,341,975	$—	$—
Automobiles	19,122,819	—	—
Banks	216,577,842	—	—
Beverages	26,561,345	—	—
Biotechnology	215,860,115	—	—
Capital Markets	49,104,529	—	—
Chemicals	41,862,107	—	—
Communications Equipment	12,352,914	—	—
Consumer Finance	55,858,366	—	—
Diversified Financial Services	17,099,182	—	—
Electric Utilities	89,260,048	—	—
Electrical Equipment	34,892,414	—	—
Electronic Equipment, Instruments & Components	27,517,801	—	—
Energy Equipment & Services	51,693,191	—	—
Food & Staples Retailing	65,734,544	—	—
Food Products	95,934,488	—	—
Health Care Equipment & Supplies	32,442,290	—	—
Health Care Providers & Services	31,245,259	—	—
Hotels, Restaurants & Leisure	139,836,525	—	—
Household Products	46,608,464	—	—
Industrial Conglomerates	41,221,990	—	—
Insurance	69,526,551	—	—
Internet & Catalog Retail	195,560,105	—	—
Internet Software & Services	282,043,954	60,155,027	—
IT Services	111,172,947	—	—
Life Sciences Tools & Services	9,934,693	—	—
Media	70,452,072	—	—
Multiline Retail	34,565,299	—	—
Oil, Gas & Consumable Fuels	164,659,156	—	—
Pharmaceuticals	299,183,257	—	—
Real Estate Investment Trusts (REITs)	28,903,293	—	—
Road & Rail	15,358,368	—	—
Semiconductors & Semiconductor Equipment	76,319,573	—	—
Software	322,261,499	—	—
Specialty Retail	122,839,662	—	—
Technology Hardware, Storage & Peripherals	79,197,526	—	—
Textiles, Apparel & Luxury Goods	92,706,986	—	—
Wireless Telecommunication Services	35,150,967	—	—
Affiliated Mutual Fund	214,386,877	—	—

Total	$3,598,350,993	$60,155,027	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	9.7%
Software	9.1
Pharmaceuticals	8.4
Banks	6.1
Biotechnology	6.1
Affiliated Mutual Fund (including 3.7% of collateral for securities on loan)	6.0
Internet & Catalog Retail	5.5
Oil, Gas & Consumable Fuels	4.7
Hotels, Restaurants & Leisure	3.9
Specialty Retail	3.5
IT Services	3.1

Food Products	2.7%
Textiles, Apparel & Luxury Goods	2.6
Electric Utilities	2.5
Technology Hardware, Storage & Peripherals	2.2
Semiconductors & Semiconductor Equipment	2.2
Media	2.0
Insurance	2.0
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Consumer Finance	1.6
Energy Equipment & Services	1.5
Capital Markets	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A64

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Household Products	1.3%
Chemicals	1.2
Industrial Conglomerates	1.2
Wireless Telecommunication Services	1.0
Electrical Equipment	1.0
Multiline Retail	1.0
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Electronic Equipment, Instruments & Components	0.8

Beverages	0.7%
Automobiles	0.5
Diversified Financial Services	0.5
Road & Rail	0.4
Communications Equipment	0.3
Life Sciences Tools & Services	0.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $131,124,392:
Unaffiliated investments (cost $2,604,414,197)	$3,444,119,143
Affiliated investments (cost $214,386,877)	214,386,877
Receivable for investments sold	23,032,947
Dividends receivable	4,896,712
Tax reclaim receivable	1,782,711
Receivable for Series shares sold	5,394
Prepaid expenses	4,453

Total assets	3,688,228,237

LIABILITIES
Payable to broker for collateral for securities on loan	131,778,076
Payable for investments purchased	14,055,086
Management fee payable	1,318,456
Payable for Series shares repurchased	610,852
Accrued expenses	234,127
Affiliated transfer agent fee payable	980
Distribution fee payable	398
Deferred trustees’ fees	325
Administration fee payable	315

Total liabilities	147,998,615

NET ASSETS	$3,540,229,622

Net assets were comprised of:
Paid-in capital	$1,777,219,339
Retained earnings	1,763,010,283

Net assets, June 30, 2016	$3,540,229,622

Class I:
Net asset value and redemption price per share $3,538,447,263 / 94,381,338 outstanding shares of beneficial interest	$37.49

Class II:
Net asset value and redemption price per share $1,782,359 / 47,698 outstanding shares of beneficial interest	$37.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
NET INVESTMENT INCOME (LOSS)
Unaffiliated dividend income (net of foreign withholding taxes of $346,625)	$25,133,022
Affiliated income from securities lending, net	1,145,321
Affiliated dividend income	200,967

Total income	26,479,310

EXPENSES
Management fee	7,935,368
Distribution fee—Class II	2,232
Administration fee—Class II	1,339
Custodian and accounting fees	214,000
Shareholders’ reports	121,000
Insurance expenses	26,000
Trustees’ fees	22,000
Audit fee	14,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	19,430

Total expenses	8,370,369

NET INVESTMENT INCOME (LOSS)	18,108,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	32,959,674
Foreign currency transactions	(210)

32,959,464

Net change in unrealized appreciation (depreciation) on:
Investments	(248,799,038)
Foreign currencies	39,798

(248,759,240)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(215,799,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(197,690,835)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,108,941	$34,018,287
Net realized gain (loss) on investment and foreign currency transactions	32,959,464	164,739,137
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(248,759,240)	(104,802,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(197,690,835)	93,954,691

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	4,599,024	11,599,955
Series shares repurchased	(118,111,957)	(277,235,158)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(113,512,933)	(265,635,203)

Capital Contributions (Note 4)	3,315,979	—
TOTAL INCREASE (DECREASE)	(307,887,789)	(171,680,512)
NET ASSETS:
Beginning of period	3,848,117,411	4,019,797,923

End of period	$3,540,229,622	$3,848,117,411

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 59.4%	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
Boeing Co. (The)	79,400	$10,311,678
BWX Technologies, Inc.	120,000	4,292,400
General Dynamics Corp.	112,600	15,678,424
Huntington Ingalls Industries, Inc.	68,300	11,476,449
Safran SA (France)	3,623	243,980
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	201,500	8,664,500
Textron, Inc.	33,700	1,232,072
Thales SA (France)	1,229	102,062
United Technologies Corp.	19,400	1,989,470

		53,991,035

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	7,511	211,605
FedEx Corp.	107,700	16,346,706
Royal Mail PLC (United Kingdom)	6,963	46,781

		16,605,092

Airlines — 0.5%
ANA Holdings, Inc. (Japan)	12,000	34,195
Cathay Pacific Airways Ltd. (Hong Kong)	312,000	457,724
International Consolidated Airlines Group SA (United Kingdom)	6,346	31,421
Japan Airlines Co. Ltd. (Japan)	900	28,955
Ryanair Holdings PLC (Ireland), ADR	3,385	235,393
Singapore Airlines Ltd. (Singapore)	2,100	16,676
Southwest Airlines Co.	375,100	14,707,671
United Continental Holdings, Inc.*	106,900	4,387,176

		19,899,211

Auto Components
Cie Generale des Etablissements Michelin (France)	5,692	536,420
Koito Manufacturing Co. Ltd. (Japan)	15,500	713,689
Sumitomo Rubber Industries Ltd. (Japan)	1,300	17,404
Valeo SA (France)	11,510	510,978

		1,778,491

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	2,570	187,033
Daimler AG (Germany)	445	26,628
Ferrari NV (Italy)	952	39,082
Fiat Chrysler Automobiles NV (United Kingdom)	6,980	42,965
Ford Motor Co.	925,500	11,633,535
Fuji Heavy Industries Ltd. (Japan)	4,500	154,680
General Motors Co.	538,200	15,231,060
Mazda Motor Corp. (Japan)	12,900	170,709
Mitsubishi Motors Corp. (Japan)	5,300	24,467
Nissan Motor Co. Ltd. (Japan)	19,600	174,917
Peugeot SA (France)*	1,072	12,849
Renault SA (France)	9,259	699,035
Suzuki Motor Corp. (Japan)	2,900	78,526

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Toyota Motor Corp. (Japan)	19,900	$981,041
Volkswagen AG (Germany)	246	32,610

		29,489,137

Banks — 3.6%
Aozora Bank Ltd. (Japan)	13,000	45,097
Banco Santander SA (Spain)	13,182	51,155
Bank of America Corp.	2,059,000	27,322,930
BNP Paribas SA (France)	21,671	950,397
BOC Hong Kong Holdings Ltd. (Hong Kong)	8,500	25,614
Citigroup, Inc.	616,100	26,116,479
Commonwealth Bank of Australia (Australia)	4,684	262,914
Concordia Financial Group Ltd. (Japan)*	9,400	36,302
Credit Agricole SA (France)	81,889	688,438
Danske Bank A/S (Denmark)	30,073	791,533
DBS Group Holdings Ltd. (Singapore)	28,300	333,683
Erste Group Bank AG (Austria)	3,281	74,702
Fukuoka Financial Group, Inc. (Japan)	9,000	29,675
HSBC Holdings PLC (United Kingdom)	257,329	1,594,304
ING Groep NV (Netherlands), CVA	46,296	478,976
Intesa Sanpaolo SpA (Italy)	98,988	188,544
Intesa Sanpaolo SpA, RSP (Italy)	10,151	18,172
Japan Post Bank Co. Ltd. (Japan)	3,100	36,452
JPMorgan Chase & Co.	612,894	38,085,233
Kyushu Financial Group, Inc. (Japan)	2,800	13,879
Lloyds Banking Group PLC (United Kingdom)	34,514	24,998
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,200	18,828
Mizrahi Tefahot Bank Ltd. (Israel)	1,616	18,634
Mizuho Financial Group, Inc. (Japan)	186,700	268,672
National Australia Bank Ltd. (Australia)	20,319	390,114
PNC Financial Services Group, Inc. (The)	175,300	14,267,667
Resona Holdings, Inc. (Japan)	7,000	25,584
Societe Generale SA (France)	23,642	739,665
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,300	961,540
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	208,000	676,793
SunTrust Banks, Inc.	219,600	9,021,168
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,584	140,636
Wells Fargo & Co.	305,512	14,459,883
Westpac Banking Corp. (Australia)	4,332	96,065

		138,254,726

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	2,940	$388,777
Asahi Group Holdings Ltd. (Japan)	3,000	97,004
Coca-Cola Amatil Ltd. (Australia)	47,215	291,459
Coca-Cola Co. (The)	57,400	2,601,942
Coca-Cola European Partners PLC (United Kingdom)*	1,692	60,631
Coca-Cola HBC AG (Switzerland)	2,390	48,361
Diageo PLC (United Kingdom)	23,031	643,389
Heineken NV (Netherlands)	2,686	246,366
PepsiCo, Inc.	320,120	33,913,513
SABMiller PLC (United Kingdom)	307	17,904

		38,309,346

Biotechnology — 2.1%
Actelion Ltd. (Switzerland)	1,213	204,266
Amgen, Inc.	153,408	23,341,027
Biogen Idec, Inc.*	59,300	14,339,926
Celgene Corp.*	194,600	19,193,398
CSL Ltd. (Australia)	3,345	282,093
Gilead Sciences, Inc.	274,100	22,865,422
Shire PLC (Ireland)	7,012	433,362

		80,659,494

Building Products — 0.5%
Asahi Glass Co. Ltd. (Japan)	8,000	43,415
Assa Abloy AB (Sweden) (Class B Stock)	7,756	159,563
Cie de Saint-Gobain (France)	13,509	512,069
Continental Building Products, Inc.*	49,500	1,100,385
Masco Corp.	430,700	13,325,858
Universal Forest Products, Inc.	24,800	2,298,712

		17,440,002

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	96,321	706,720
Ameriprise Financial, Inc.	55,300	4,968,705
Franklin Resources, Inc.	192,700	6,430,399
Goldman Sachs Group, Inc. (The)	119,800	17,799,884
Invesco Ltd.	258,000	6,589,320
Macquarie Group Ltd. (Australia)	15,522	807,991
Mediobanca SpA (Italy)	4,422	25,479
Morgan Stanley	205,200	5,331,096
Partners Group Holding AG (Switzerland)	132	56,571
Raymond James Financial, Inc.(a)	142,400	7,020,320
SBI Holdings, Inc. (Japan)	48,000	477,990

		50,214,475

Chemicals — 1.1%
Air Products & Chemicals, Inc.	97,900	13,905,716
Asahi Kasei Corp. (Japan)	9,000	62,631
BASF SE (Germany)	2,238	171,608
Chr Hansen Holding A/S (Denmark)	1,152	75,658
Covestro AG (Germany), 144A	551	24,542
Daicel Corp. (Japan)	22,400	232,110
GCP Applied Technologies, Inc.*	46,200	1,203,048

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Givaudan SA (Switzerland)	29	$58,392
Hitachi Chemical Co. Ltd. (Japan)	800	14,941
K+S AG (Germany)	6,091	124,697
Kaneka Corp. (Japan)	3,000	20,017
Kuraray Co. Ltd. (Japan)	3,900	46,533
LyondellBasell Industries NV (Class A Stock)	200,100	14,891,442
Mitsubishi Chemical Holdings Corp. (Japan)	15,500	71,052
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,000	20,868
Mitsui Chemicals, Inc. (Japan)	9,000	33,073
Shin-Etsu Chemical Co. Ltd. (Japan)	4,900	287,083
Sika AG (Switzerland)	26	109,019
Solvay SA (Belgium)	565	52,776
Sumitomo Chemical Co. Ltd. (Japan)	12,000	49,513
Teijin Ltd. (Japan)	7,000	23,195
Toray Industries, Inc. (Japan)	11,000	93,862
Westlake Chemical Corp.	178,500	7,661,220
Yara International ASA (Norway)	20,992	666,849

		39,899,845

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	12,290	114,744
Herman Miller, Inc.	25,900	774,151
ISS A/S (Denmark)	15,658	588,902
Secom Co. Ltd. (Japan)	1,600	118,293
Steelcase, Inc. (Class A Stock)	135,100	1,833,307

		3,429,397

Communications Equipment — 0.8%
Cisco Systems, Inc.	973,600	27,932,584
Juniper Networks, Inc.	41,600	935,584
NETGEAR, Inc.*	18,500	879,490

		29,747,658

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,553	42,598
EMCOR Group, Inc.	42,200	2,078,772
Hochtief AG (Germany)	163	21,045
Kajima Corp. (Japan)	62,000	430,697
Obayashi Corp. (Japan)	74,200	790,001
Shimizu Corp. (Japan)	6,000	56,214
Skanska AB (Sweden) (Class B Stock)	7,492	156,875
Taisei Corp. (Japan)	8,000	65,734
Vinci SA (France)	3,878	273,659

		3,915,595

Construction Materials
Fletcher Building Ltd. (New Zealand)	5,381	33,099
HeidelbergCement AG (Germany)	1,101	82,941

		116,040

Consumer Finance — 0.2%
Navient Corp.	730,800	8,733,060

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,389	$150,541
Greif, Inc. (Class A Stock)	46,000	1,714,420
Rexam PLC (United Kingdom)	5,479	47,787

		1,912,748

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	214,000	30,985,060
Eurazeo SA (France)	3,127	185,513
Japan Exchange Group, Inc. (Japan)	4,200	48,356
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	66,700	256,300
ORIX Corp. (Japan)	10,400	134,581

		31,609,810

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	948,820	40,998,512
Deutsche Telekom AG (Germany)(a)	25,214	429,958
Koninklijke KPN NV (Netherlands)	26,523	94,540
Nippon Telegraph & Telephone Corp. (Japan)	21,300	998,862
Orange SA (France)	15,413	250,624
Spark New Zealand Ltd. (New Zealand)	199,243	506,405
Telecom Italia SpA (Italy)	46,997	30,237
Telefonica SA (Spain)	34,542	327,937
TPG Telecom Ltd. (Australia)	3,510	31,474
Verizon Communications, Inc.	708,888	39,584,306

		83,252,855

Electric Utilities — 1.7%
American Electric Power Co., Inc.	162,800	11,410,652
AusNet Services (Australia)	20,657	25,442
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	5,000	43,110
Chubu Electric Power Co., Inc. (Japan)	4,900	69,732
Chugoku Electric Power Co., Inc. (The) (Japan)	2,100	26,698
CLP Holdings Ltd. (Hong Kong)	22,500	229,842
EDP-Energias de Portugal SA (Portugal)	28,232	86,435
Electricite de France (France)	13,900	168,541
Endesa SA (Spain)	2,451	49,181
Enel SpA (Italy)	90,243	400,631
Entergy Corp.	71,000	5,775,850
Exelon Corp.	513,200	18,659,952
FirstEnergy Corp.	372,500	13,003,975
Fortum OYJ (Finland)	3,382	54,337
Hokuriku Electric Power Co. (Japan)	1,700	21,065
Iberdrola SA (Spain)	28,204	192,396
Kansai Electric Power Co., Inc. (The) (Japan)*	5,300	51,618
Kyushu Electric Power Co., Inc. (Japan)	3,200	32,094
PPL Corp.	394,300	14,884,825

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Red Electrica Corp. SA (Spain)	569	$50,843
Shikoku Electric Power Co., Inc. (Japan)	1,200	14,214
SSE PLC (United Kingdom)	7,818	162,718
Tohoku Electric Power Co., Inc. (Japan)	3,500	44,172
Tokyo Electric Power Co., Inc. (Japan)*	11,200	47,432

		65,505,755

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	48,361	957,166
Eaton Corp. PLC	233,500	13,946,955
Emerson Electric Co.(a)	214,800	11,203,968
OSRAM Licht AG (Germany)	692	35,954
Regal Beloit Corp.	45,700	2,515,785
Vestas Wind Systems A/S (Denmark)	1,735	117,927

		28,777,755

Electronic Equipment, Instruments & Components — 0.1%
Hexagon AB (Sweden) (Class B Stock)	2,001	73,228
Hitachi High-Technologies Corp. (Japan)	500	13,684
Hitachi Ltd. (Japan)	7,000	29,329
Ingenico Group SA (France)	427	49,492
Jabil Circuit, Inc.	87,700	1,619,819
TDK Corp. (Japan)	13,600	761,278

		2,546,830

Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)	730,400	7,092,184

Food & Staples Retailing — 1.7%
ICA Gruppen AB (Sweden)	20,199	676,973
J. Sainsbury PLC (United Kingdom)	208,860	650,642
Koninklijke Ahold NV (Netherlands)	6,495	143,427
Kroger Co. (The)	458,800	16,879,252
METRO AG (Germany)	22,147	681,158
Wal-Mart Stores, Inc.	362,600	26,477,052
Walgreens Boots Alliance, Inc.	243,400	20,267,918

		65,776,422

Food Products — 1.1%
Blue Buffalo Pet Products, Inc.*	47,800	1,115,652
Bunge Ltd.	148,800	8,801,520
ConAgra Foods, Inc.	206,600	9,877,546
Lindt & Spruengli AG (Switzerland)	1	71,463
Marine Harvest ASA (Norway)	2,963	49,978
MEIJI Holdings Co. Ltd. (Japan)	800	82,204
Nestle SA (Switzerland)	24,565	1,903,255
Orkla ASA (Norway)	20,558	182,834
Pilgrim’s Pride Corp.	38,700	986,076
Tyson Foods, Inc. (Class A Stock)	246,300	16,450,377
WH Group Ltd. (Hong Kong), 144A	904,000	715,964

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Wilmar International Ltd. (Singapore)	209,000	$508,769

		40,745,638

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	2,684	53,352
Tokyo Gas Co. Ltd. (Japan)	15,000	61,931
UGI Corp.	117,000	5,294,250

		5,409,533

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	423,300	16,639,923
Becton Dickinson and Co.	90,500	15,347,895
C.R. Bard, Inc.	38,300	9,006,628
Edwards Lifesciences Corp.*	9,400	937,462
Hill-Rom Holdings, Inc.	24,100	1,215,845
Hologic, Inc.*	297,000	10,276,200
Medtronic PLC	124,800	10,828,896
Sysmex Corp. (Japan)	500	34,429

		64,287,278

Health Care Providers & Services — 2.0%
Alfresa Holdings Corp. (Japan)	34,300	716,599
Anthem, Inc.	113,900	14,959,626
Express Scripts Holding Co.*	227,000	17,206,600
Fresenius SE & Co. KGaA (Germany)	244	17,929
HCA Holdings, Inc.*	91,900	7,077,219
McKesson Corp.	28,200	5,263,530
Medipal Holdings Corp. (Japan)	42,400	697,091
Ramsay Health Care Ltd. (Australia)	1,076	58,153
Ryman Healthcare Ltd. (New Zealand)	2,922	19,503
Sonic Healthcare Ltd. (Australia)	3,021	48,992
UnitedHealth Group, Inc.	199,400	28,155,280

		74,220,522

Hotels, Restaurants & Leisure — 1.4%
Aristocrat Leisure Ltd. (Australia)	4,201	43,703
Bloomin’ Brands, Inc.	143,100	2,557,197
Compass Group PLC (United Kingdom)	23,433	445,824
Extended Stay America, Inc.(a)	145,700	2,178,215
McDonald’s Corp.	198,400	23,875,456
Oriental Land Co. Ltd. (Japan)	1,600	103,599
Paddy Power Betfair PLC (Ireland)	2,012	211,455
Tui AG (Germany)	3,897	44,356
Wyndham Worldwide Corp.	163,000	11,610,490
Yum! Brands, Inc.	125,900	10,439,628

		51,509,923

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	7,953	43,217
Berkeley Group Holdings PLC (United Kingdom)	5,688	192,072
D.R. Horton, Inc.	394,200	12,409,416
Electrolux AB (Sweden) (Class B Stock)	19,200	523,485

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Iida Group Holdings Co. Ltd. (Japan)	2,000	$40,958
Meritage Homes Corp.*	41,100	1,542,894
Nikon Corp. (Japan)	6,300	85,301
Persimmon PLC (United Kingdom)	3,351	64,982
Sekisui House Ltd. (Japan)	7,000	122,585
Taylor Wimpey PLC (United Kingdom)	262,670	466,001

		15,490,911

Household Products — 1.6%
Colgate-Palmolive Co.	228,900	16,755,480
Henkel AG & Co. KGaA (Germany)	2,201	238,079
Kimberly-Clark Corp.	39,400	5,416,712
Procter & Gamble Co. (The)	455,505	38,567,608
Reckitt Benckiser Group PLC (United Kingdom)	6,992	701,103
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	7,684	246,892

		61,925,874

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	945,000	11,793,600
Electric Power Development Co. Ltd. (Japan)	1,100	25,628

		11,819,228

Industrial Conglomerates — 1.1%
3M Co.	122,700	21,487,224
Carlisle Cos., Inc.	32,200	3,402,896
CK Hutchison Holdings Ltd. (Hong Kong)	20,520	225,729
Danaher Corp.	30,900	3,120,900
DCC PLC (United Kingdom)	5,866	516,208
General Electric Co.	387,592	12,201,396
NWS Holdings Ltd. (Hong Kong)	18,000	28,492
Siemens AG (Germany)	7,232	742,160

		41,725,005

Insurance — 1.4%
Aflac, Inc.	154,600	11,155,936
AIA Group Ltd. (Hong Kong)	7,400	44,502
Allianz SE (Germany)	7,928	1,130,993
Allstate Corp. (The)	222,900	15,591,855
American Financial Group, Inc.	15,500	1,145,915
Assicurazioni Generali SpA (Italy)	1,889	22,276
AXA SA (France)	15,016	296,907
Hannover Rueck SE (Germany)	6,802	712,699
Legal & General Group PLC (United Kingdom)	131,827	337,492
Mapfre SA (Spain)	8,291	18,208
Medibank Pvt Ltd. (Australia)	33,000	73,180
MetLife, Inc.	384,600	15,318,618
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	106,231
NN Group NV (Netherlands)	23,317	641,883
Poste Italiane SpA (Italy), 144A	4,046	26,865
SCOR SE (France)	1,788	52,863

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Swiss Life Holding AG (Switzerland)	247	$57,081
Swiss Re AG (Switzerland)	10,410	909,214
Travelers Cos., Inc. (The)	37,200	4,428,288

		52,071,006

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	44,000	31,487,280
Start Today Co. Ltd. (Japan)	500	26,429

		31,513,709

Internet Software & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	33,900	23,849,667
Alphabet, Inc. (Class C Stock)*	38,682	26,771,812
eBay, Inc.*	542,100	12,690,561
Facebook, Inc. (Class A Stock)*	368,000	42,055,040
Mixi, Inc. (Japan)	500	20,673

		105,387,753

IT Services — 1.7%
Accenture PLC (Class A Stock)	166,900	18,908,101
Amadeus IT Holding SA (Spain) (Class A Stock)	5,242	230,957
Atos SE (France)	8,510	701,644
Cap Gemini SA (France)	1,890	163,094
Cognizant Technology Solutions Corp. (Class A Stock)*	256,200	14,664,888
Computershare Ltd. (Australia)	6,189	42,796
CSRA, Inc.	80,000	1,874,400
DST Systems, Inc.	24,700	2,875,821
First Data Corp. (Class A Stock)*	636,900	7,050,483
Fiserv, Inc.*	69,000	7,502,370
Leidos Holdings, Inc.(a)	93,200	4,461,484
Nomura Research Institute Ltd. (Japan)	1,000	36,675
Visa, Inc. (Class A Stock)(a)	87,000	6,452,790

		64,965,503

Leisure Products
Bandai Namco Holdings, Inc. (Japan)	1,600	41,290
Sankyo Co. Ltd. (Japan)	12,800	479,911
Sega Sammy Holdings, Inc. (Japan)	2,200	23,694
Yamaha Corp. (Japan)	2,000	53,907

		598,802

Life Sciences Tools & Services — 0.1%
QIAGEN NV*	1,704	37,134
VWR Corp.*	67,100	1,939,190

		1,976,324

Machinery — 0.4%
Allison Transmission Holdings, Inc.	27,900	787,617
Amada Co. Ltd. (Japan)	2,700	27,411
ANDRITZ AG (Austria)	922	43,719
Atlas Copco AB (Sweden) (Class A Stock)	600	15,583
Atlas Copco AB (Sweden) (Class B Stock)	4,607	109,197

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
GEA Group AG (Germany)	1,414	$66,743
Hoshizaki Electric Co. Ltd. (Japan)	4,200	411,155
Illinois Tool Works, Inc.	45,100	4,697,616
Ingersoll-Rand PLC	24,600	1,566,528
Kone OYJ (Finland) (Class B Stock)	3,913	180,587
Mitsubishi Heavy Industries Ltd. (Japan)	25,000	100,531
Schindler Holding AG (Switzerland)	155	28,208
Schindler Holding AG (Switzerland) (Part. Cert.)	338	61,194
Terex Corp.	116,800	2,372,208
Volvo AB (Sweden) (Class B Stock)	18,271	181,510
Wabash National Corp.*(a)	221,900	2,818,130

		13,467,937

Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	28	35,290

Media — 1.2%
Comcast Corp. (Class A Stock)	426,473	27,801,775
Hakuhodo DY Holdings, Inc. (Japan)	16,100	192,971
News Corp. (Class A Stock)	63,600	721,860
ProSiebenSat.1 Media AG (Germany)*	1,699	74,318
RELX PLC (United Kingdom)	1,066	19,630
RTL Group SA (Luxembourg)	300	24,501
TEGNA, Inc.	41,200	954,604
Time Warner, Inc.	13,100	963,374
Viacom, Inc. (Class B Stock)	34,000	1,409,980
Vivendi SA (France)	9,108	170,400
Walt Disney Co. (The)	134,200	13,127,444
WPP PLC (United Kingdom)	41,007	854,648

		46,315,505

Metals & Mining — 0.4%
Alumina Ltd. (Australia)	18,022	17,715
Anglo American PLC (United Kingdom)	9,862	96,670
BHP Billiton Ltd. (Australia)	23,976	334,136
BHP Billiton PLC (Australia)	6,611	83,676
Boliden AB (Sweden)	38,065	743,946
Fortescue Metals Group Ltd. (Australia)	186,008	497,766
JFE Holdings, Inc. (Japan)	3,900	50,876
Mitsubishi Materials Corp. (Japan)	12,000	28,732
Newmont Mining Corp.	30,500	1,193,160
Nippon Steel & Sumitomo Metal Corp. (Japan)	9,800	189,724
Nucor Corp.	108,700	5,370,867
Rio Tinto PLC (United Kingdom)	9,305	289,076
Steel Dynamics, Inc.	292,600	7,168,700
Voestalpine AG (Austria)	9,333	314,106

		16,379,150

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities — 0.3%
DTE Energy Co.	10,700	$1,060,584
E.ON SE (Germany)	23,905	241,318
MDU Resources Group, Inc.	76,600	1,838,400
National Grid PLC (United Kingdom)	79,503	1,169,123
Public Service Enterprise Group, Inc.	139,300	6,492,773

		10,802,198

Multiline Retail — 0.7%
Harvey Norman Holdings Ltd. (Australia)	6,703	23,324
J Front Retailing Co. Ltd. (Japan)	2,600	26,958
Macy’s, Inc.	388,300	13,050,763
Takashimaya Co. Ltd. (Japan)	3,000	21,487
Target Corp.	202,400	14,131,568

		27,254,100

Oil, Gas & Consumable Fuels — 3.7%
BP PLC (United Kingdom)	135,134	791,013
Caltex Australia Ltd. (Australia)	2,887	69,606
Chevron Corp.	6,856	718,714
ConocoPhillips	128,500	5,602,600
EQT Corp.	171,700	13,294,731
Exxon Mobil Corp.	385,116	36,100,774
Galp Energia SGPS SA (Portugal)	46,405	645,419
HollyFrontier Corp.	84,900	2,018,073
Kinder Morgan, Inc.	840,600	15,736,032
Marathon Petroleum Corp.	259,600	9,854,416
Neste OYJ (Finland)	21,252	762,077
OMV AG (Austria)	1,111	31,231
ONEOK, Inc.(a)	50,500	2,396,225
PBF Energy, Inc. (Class A Stock)	91,500	2,175,870
Phillips 66	193,300	15,336,422
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	32,423	890,508
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	28,783	795,237
Statoil ASA (Norway)	8,420	145,485
Tesoro Corp.	160,400	12,017,168
Total SA (France)	17,587	843,406
Valero Energy Corp.	269,100	13,724,100
Western Refining, Inc.(a)	405,400	8,363,402

		142,312,509

Paper & Forest Products
KapStone Paper & Packaging Corp.	74,600	970,546
Stora Enso OYJ (Finland) (Class R Stock)	4,222	33,954
UPM-Kymmene OYJ (Finland)	40,344	741,153

		1,745,653

Personal Products
Kao Corp. (Japan)	3,900	227,144
Pola Orbis Holdings, Inc. (Japan)	200	18,822
Unilever NV (United Kingdom)	3,991	185,621
Unilever PLC (United Kingdom)	9,943	476,423

		908,010

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 3.3%
Allergan PLC*	5,800	$1,340,322
Astellas Pharma, Inc. (Japan)	67,500	1,058,558
AstraZeneca PLC (United Kingdom)	5,148	307,767
Bayer AG (Germany)	11,098	1,114,631
Bristol-Myers Squibb Co.	277,500	20,410,125
GlaxoSmithKline PLC (United Kingdom)	45,945	986,674
Jazz Pharmaceuticals PLC*	45,400	6,415,474
Johnson & Johnson	322,298	39,094,748
Mallinckrodt PLC*	199,200	12,107,376
Merck & Co., Inc.	308,600	17,778,446
Mitsubishi Tanabe Pharma Corp. (Japan)	2,600	46,977
Novartis AG (Switzerland)	11,745	969,415
Novo Nordisk A/S (Denmark) (Class B Stock)	14,287	769,396
Orion OYJ (Finland) (Class B Stock)	782	30,365
Pfizer, Inc.	576,697	20,305,502
Roche Holding AG (Switzerland)	8,079	2,131,885
Sanofi (France)	9,128	758,383
Shionogi & Co. Ltd. (Japan)	2,400	131,199
Teva Pharmaceutical Industries Ltd. (Israel)	13,221	669,118

		126,426,361

Professional Services — 0.2%
Experian PLC (Ireland)	11,510	218,369
Intertek Group PLC (United Kingdom)	1,912	89,087
Randstad Holding NV (Netherlands)	915	36,592
Robert Half International, Inc.	193,300	7,376,328

		7,720,376

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	86,200	9,793,182
British Land Co. PLC (The) (United Kingdom)	11,499	93,364
CBL & Associates Properties, Inc.	321,900	2,996,889
Chimera Investment Corp.	269,900	4,237,430
Dexus Property Group (Australia)	116,212	788,576
Franklin Street Properties Corp.	82,100	1,007,367
General Growth Properties, Inc.	55,100	1,643,082
GEO Group, Inc. (The)	76,200	2,604,516
Goodman Group (Australia)	13,602	72,954
GPT Group (Australia)	130,006	528,690
HCP, Inc.(a)	348,000	12,312,240
Intu Properties PLC (United Kingdom)	7,276	28,288
Link REIT (The) (Hong Kong)	131,000	895,805
Nomura Real Estate Master Fund, Inc. (Japan)	27	42,682
Scentre Group (Australia)	40,709	150,785
Segro PLC (United Kingdom)	5,837	32,354
Simon Property Group, Inc.	33,100	7,179,390
Starwood Property Trust, Inc.	417,300	8,646,456

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Stockland (Australia)	18,117	$64,234
Suntec Real Estate Investment Trust (Singapore)	18,300	24,181
Westfield Corp. (Australia)	15,133	121,559

		53,264,024

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	56,200	1,488,176
Daiwa House Industry Co. Ltd. (Japan)	24,100	707,745
Henderson Land Development Co. Ltd. (Hong Kong)	55,561	313,851
Hulic Co. Ltd. (Japan)	1,800	18,968
Jones Lang LaSalle, Inc.	62,500	6,090,625
Kerry Properties Ltd. (Hong Kong)	7,000	17,331
Mitsui Fudosan Co. Ltd. (Japan)	3,000	68,852
New World Development Co. Ltd. (Hong Kong)	62,000	63,138
Wharf Holdings Ltd. (The) (Hong Kong)	70,000	427,177
Wheelock & Co. Ltd. (Hong Kong)	6,000	28,186

		9,224,049

Road & Rail — 0.1%
Aurizon Holdings Ltd. (Australia)	16,328	59,243
Central Japan Railway Co. (Japan)	1,900	337,941
CSX Corp.	33,300	868,464
East Japan Railway Co. (Japan)	3,800	352,159
Hankyu Hanshin Holdings, Inc. (Japan)	32,000	238,609
West Japan Railway Co. (Japan)	1,200	76,048

		1,932,464

Semiconductors & Semiconductor Equipment — 1.6%
ARM Holdings PLC (United Kingdom)	1,651	25,078
Intel Corp.	996,800	32,695,040
NXP Semiconductors NV (Netherlands)*	10,200	799,068
QUALCOMM, Inc.	360,900	19,333,413
Texas Instruments, Inc.	121,600	7,618,240
Tokyo Electron Ltd. (Japan)	3,300	278,879

		60,749,718

Software — 2.8%
Adobe Systems, Inc.*	150,300	14,397,237
Check Point Software Technologies Ltd. (Israel)*(a)	1,000	79,680
Citrix Systems, Inc.*	131,100	10,499,799
Konami Holdings Corp. (Japan)	18,000	686,697
Manhattan Associates, Inc.*	38,600	2,475,418
Microsoft Corp.	1,118,600	57,238,762
NICE Ltd. (Israel)	479	30,480
Oracle Corp.	545,600	22,331,408
SAP SE (Germany)	7,634	573,356

		108,312,837

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	300	$20,134
Bed Bath & Beyond, Inc.	148,800	6,431,136
Dixons Carphone PLC (United Kingdom)	7,646	32,817
Express, Inc.*	326,300	4,734,613
Francesca’s Holdings Corp.*	66,700	737,035
Gap, Inc. (The)(a)	280,600	5,954,332
GNC Holdings, Inc. (Class A Stock)	251,900	6,118,651
Home Depot, Inc. (The)	87,900	11,223,951
Industria de Diseno Textil SA (Spain)	14,362	482,479
Nitori Holdings Co. Ltd. (Japan)	900	109,156
Ross Stores, Inc.	26,600	1,507,954
Shimamura Co. Ltd. (Japan)	200	29,757
Staples, Inc.	369,600	3,185,952

		40,567,967

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	606,400	57,971,840
Brother Industries Ltd. (Japan)	1,900	20,380
FUJIFILM Holdings Corp. (Japan)	9,000	349,204
Hewlett Packard Enterprise Co.	282,600	5,163,102
HP, Inc.	639,900	8,030,745
NEC Corp. (Japan)	21,000	48,927
Ricoh Co. Ltd. (Japan)	5,200	45,076
Seagate Technology PLC(a)	150,600	3,668,616

		75,297,890

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	6,761	970,541
Michael Kors Holdings Ltd.*	194,300	9,613,964
NIKE, Inc. (Class B Stock)	142,000	7,838,400
Swatch Group AG (The) (Switzerland)	536	30,695

		18,453,600

Tobacco — 1.3%
Altria Group, Inc.	454,600	31,349,216
British American Tobacco PLC (United Kingdom)	25,849	1,675,774
Imperial Brands PLC (United Kingdom)	7,412	401,976
Japan Tobacco, Inc. (Japan)	15,500	624,684
Reynolds American, Inc.	314,000	16,934,020

		50,985,670

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	2,286	32,653
HD Supply Holdings, Inc.*	95,300	3,318,346
ITOCHU Corp. (Japan)	69,500	850,208
Mitsui & Co. Ltd. (Japan)	9,400	112,210

		4,313,417

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	4,223	62,406
Aena SA (Spain), 144A	2,383	315,869
Atlantia SpA (Italy)	3,982	99,490

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Auckland International Airport Ltd. (New Zealand)	7,412	$34,480
Hutchison Port Holdings Trust (Hong Kong)	39,700	18,064
Kamigumi Co. Ltd. (Japan)	3,000	27,728
Sydney Airport (Australia)	8,331	43,502
Transurban Group (Australia)	24,304	218,901

		820,440

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	13,600	413,573
Millicom International Cellular SA (Luxembourg), SDR	513	31,467
NTT DOCOMO, Inc. (Japan)	16,700	450,375
SoftBank Corp. (Japan)	7,400	418,485
Vodafone Group PLC (United Kingdom)	204,650	623,952

		1,937,852

TOTAL COMMON STOCKS (cost $1,855,061,416)		2,261,830,989

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $1,550,853)	28,050	1,565,470

PREFERRED STOCKS	Shares	Value (Note 2)
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	423	$26,965
Volkswagen AG (Germany) (PRFC)	6,200	750,949

		777,914

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	22,000	573,540

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	100	12,221

TOTAL PREFERRED STOCKS (cost $1,368,641)		1,363,675

	Units
RIGHTS*
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/29/16 (cost $1,209)	1,553	1,091

ASSET-BACKED SECURITIES — 4.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.5%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(b)	04/20/25	2,550	2,523,569
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029%	(b)	01/15/28	2,500	2,474,655
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134%	(b)	04/28/26	1,500	1,498,069
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(b)	10/15/26	2,500	2,486,459
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183%	(b)	04/18/27	1,000	993,382
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(b)	10/15/26	750	749,175
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(b)	10/17/26	250	248,749
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(b)	04/18/27	1,250	1,238,463
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(b)	07/15/24	1,200	1,186,533
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163%	(b)	07/18/27	750	744,256
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(b)	04/17/25	2,100	2,067,499
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184%	(b)	04/20/26	2,200	2,194,500
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.434%	(b)	04/20/26	450	437,281
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.143%	(b)	10/18/26	500	496,677
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104%	(b)	01/20/26	2,300	2,288,534
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(b)	01/17/26	500	495,370
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.885%	(b)	07/22/20	124	123,233
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098%	(b)	10/15/26	1,250	1,241,908
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(b)	05/05/27	250	248,112
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	1,000	997,895
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(b)	04/15/27	500	496,132
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216%	(b)	05/15/26	300	298,311
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.133%	(b)	04/18/26	750	744,257

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058%	(b)	07/25/26	3,000	$2,996,830
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108%	(b)	04/15/26	4,550	4,541,171
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083%	(b)	01/18/27	500	497,069
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738%	(b)	07/25/23	250	247,233
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(b)	04/15/26	500	498,844
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(b)	07/22/25	1,200	1,188,879
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.953%	(b)	12/15/22	325	324,650
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886%	(b)	02/20/25	250	248,513
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(b)	07/25/26	1,000	987,868
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113%	(b)	07/17/26	800	798,927
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	495,502
Shackleton CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(b)	05/07/26	1,250	1,247,969
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(b)	04/15/25	3,200	3,146,618
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(b)	08/17/22	500	497,676
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(b)	10/20/23	1,100	1,099,020
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.255%	(b)	01/22/27	2,250	2,249,386
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134%	(b)	04/20/27	250	248,411
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(b)	07/15/25	2,700	2,672,544
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264%	(b)	04/20/26	3,000	2,984,152
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(b)	04/15/24	1,850	1,829,110
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%	(b)	04/20/26	1,850	1,837,997
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	497,332

					57,408,720

Non-Residential Mortgage-Backed Securities — 2.1%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.242%	(b)	05/15/20	3,900	3,891,881
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(b)	04/08/19	3,629	3,635,126
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(b)	10/08/19	3,900	3,905,096
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,704,181
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	6,081,161
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,783,958
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,000	2,040,223
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	3,200	3,268,868
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	5,400	5,512,890
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,300	3,317,342
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	0.942%	(b)	05/15/20	1,800	1,788,252
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(b)	05/17/21	2,300	2,292,193
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,300	4,393,568
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,400	3,468,901
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	3,026,193
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,698,609
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(b)	12/17/18	1,469	1,469,997
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(b)	12/17/18	2,240	2,241,480
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,813	1,813,891
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	2,044	2,061,006
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	3,621	3,703,526
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,829,278
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	740	731,494
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,711,158

					77,370,272

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.103%	(b)	03/25/33	183	173,341
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.873%	(b)	07/25/35	302	287,297

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%	(b)	07/25/34	284	$267,951
GSAMP Trust, Series 2004-HE2, Class A3C	1.613%	(b)	09/25/34	522	514,446
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.248%	(b)	06/25/34	474	457,937
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(b)	05/25/33	322	305,143
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.398%	(b)	06/25/34	715	672,662
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(b)	12/27/33	589	568,223
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.353%	(b)	07/25/32	263	252,731
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.728%	(b)	09/25/32	3,613	3,443,541
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218%	(b)	02/25/34	655	605,730
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	2,442	2,442,468
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,705	1,688,511
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	4,444	4,428,587

					16,108,568

TOTAL ASSET-BACKED SECURITIES (cost $150,061,272)					150,887,560

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	162	162,010

Food
ARAMARK Corp.	3.250%		02/24/21	468	467,351

Health Care & Pharmaceutical
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,546	1,545,166

Media & Entertainment
Nielsen Finance LLC	2.696%		05/30/17	753	752,137

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,342	1,340,520
Dell Int’l LLC(d)	—%	(e)	12/31/18	600	582,000
Dell Int’l LLC	—%	(e)	09/30/23	815	811,830
First Data Corp.	4.452%		03/24/21	1,141	1,135,797
TransUnion LLC	3.500%		04/09/21	489	483,253
Western Digital Corp.	6.250%		04/28/23	1,095	1,097,396

					5,450,796

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	1,030	1,032,400

TOTAL BANK LOANS (cost $9,345,182)					9,409,860

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	4,000	4,181,716
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	49	49,149
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(b)	04/10/49	5,211	5,312,859
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901%	(b)	12/10/49	1,000	1,029,329
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,150,228
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,984,044
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	3,002,803
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	4,900	5,265,752
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	5,000	5,156,368
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	6,500	6,765,717
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(b)	12/11/49	6,000	6,103,072
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	644	645,551
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,784,975
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,791,003
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	3,028,415

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	5,000	$5,349,960
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,382,934
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,481,843
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,194,511
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(b)	09/10/35	1,100	1,195,358
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,515	2,792,227
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	6,500	7,057,895
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(b)	11/25/25	3,900	4,159,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,710,179
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,073,885
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(b)	05/25/22	24,733	1,745,328
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(b)	06/25/22	7,001	502,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,800	6,360,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	2,400	2,665,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	7,520	8,191,762
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	5,615	6,186,685
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%	(b)	03/25/26	28,045	2,939,113
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(b)	08/25/16	3,248	710
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(b)	05/25/19	18,791	792,576
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(b)	07/25/19	20,159	869,386
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(b)	05/25/25	2,500	2,704,039
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,198,510
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	6,272,592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,498,731
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	6,205,759
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,385	1,415,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,754,587
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	4,075,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,012	2,081,055
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,445,859
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,453	1,463,477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,572,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,387,282
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	133	132,994
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	118	117,937
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,769,745
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	4,079,440
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,884,119

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	3,703	$3,756,853
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	1,209	1,238,811
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	6,000	6,392,386

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $172,499,967)					178,381,114

CORPORATE BONDS — 10.3%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,678,110
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	46	82,751
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	84	155,667
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	930	1,087,425
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,067,777
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16	465	465,962
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	385,321

					5,923,013

Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	3,112	3,130,987
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	38	38,461
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	547	624,921
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	628	669,090
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	615	645,561
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	288	335,016
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	408	431,323
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	828	882,197

					6,757,556

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,355	1,434,244
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	295	316,285
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,345	1,468,267
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,549,640
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	871,498
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.850%		01/15/21	4,705	4,915,365
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	454,516
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	729,300

					11,739,115

Banks — 3.0%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	2,310	2,423,952
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,570	2,719,099
Bank of America Corp., Jr. Sub. Notes	6.300%	(b)	12/31/49	445	472,813
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	07/29/49	2,200	2,186,250
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,330	2,697,716
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,130,155
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	780	802,735
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	1,040,611
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,108,712
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	870,418
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,783,431
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	3,880	4,058,232

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	$2,038,622
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	955,079
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	523,192
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,605,423
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,560	4,757,384
Citigroup, Inc., Jr. Sub. Notes	5.950%	(b)	12/29/49	2,205	2,148,276
Citigroup, Inc., Jr. Sub. Notes	6.125%	(b)	12/29/49	1,375	1,395,625
Citigroup, Inc., Jr. Sub. Notes	6.250%	(b)	12/29/49	625	642,187
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	2,440	2,568,559
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	2,450	2,708,093
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,107,339
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	2,024,168
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,266,283
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	4,040	4,053,906
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	1,014,563
Discover Bank, Sub. Notes	7.000%		04/15/20	570	649,174
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/29/49	2,215	2,190,458
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%		01/23/25	4,100	4,212,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,010	1,063,026
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,319,031
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,202,675
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	349,408
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	128,288
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,095,872
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,130,989
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(b)	12/29/49	1,275	1,314,844
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,040,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,193,553
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,908,397
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	565,459
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		02/06/12	1,715	115,763
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18	700	49,000
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,091,920
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,156,852
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	21,103
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	07/29/49	840	806,400
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,596,203
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	940	995,624
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,345	1,373,753
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	1,290	1,473,019
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	105	113,796
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,569,954
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	780	1,056,293
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	4,001,398
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	800,000
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,798,509
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	2,110	2,131,488
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,118,161
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	873,346
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	474,641
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	515	522,751
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	291,119
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,235,807
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,165,512

					113,299,192

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	855	$960,787
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	225	263,664
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	2,008,088
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	398,437
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,456,000

				5,086,976

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	1,834	1,916,187
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,556,477
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	231,529

				3,704,193

Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	826,410
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(g)	5.375%	11/15/24	1,400	1,424,500

				2,250,910

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	794,471
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,500	1,676,250
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	551,687
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	45	47,654
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	347	542,594
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,156,509
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,082,384
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	55	53,930
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	381,547
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,258,856
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	575,990

				8,121,872

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(g)	6.375%	10/15/17	1,302	1,380,116
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(g)	6.700%	06/01/34	420	556,458
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(g)	7.000%	10/15/37	380	517,702
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	485	481,363
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	168	174,720

				3,110,359

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	890	836,290
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	1,085	1,111,485
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	920	946,930
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	3,925	3,975,868
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	735	752,684
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	605	605,381

				8,228,638

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	775	780,813
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	1,060	1,073,856
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%	10/02/17	330	350,605
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%	02/01/18	1,175	1,280,862
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	1,560	1,593,386

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	$914,035
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	766	789,103
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	3,270	3,667,586
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	560	556,043
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	259,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	820	821,415
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	475	496,029
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	1,155	1,279,939
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,700	2,707,390

				16,570,562

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	175,664
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	751,034
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	310	411,070
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	1,245	1,270,973
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	842,015
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	220	277,359
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	3,210	3,396,931
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	550	749,489
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	613,870
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	455	455,569
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	345	332,925
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	820,347
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	990	1,013,007
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	615	674,028
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,425	1,565,293
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	355	386,782
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	295	388,528
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	145	169,709
Nevada Power Co., Gen. Ref. Mtge.	6.500%	05/15/18	1,260	1,382,881
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	667,822
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	396,184
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	895	890,525
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	155,906
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	709,085
Southern California Edison Co., First Mortgage	3.600%	02/01/45	860	893,252
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	551,656
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	205,697

				20,147,601

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(c)(g)	5.250%	06/27/29	740	294,520

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	1,000	1,026,250

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26	1,630	1,643,330
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46	475	502,323
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	815	934,741

				3,080,394

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	275	280,500

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(g)	5.400%	11/01/20	290	328,458
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,890,532
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	574,866

				2,793,856

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	$70,425

Healthcare – Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	1,025	1,104,070
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	3,205	3,493,851
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,269	1,435,417
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,966,097

					10,999,435

Healthcare – Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	686,621
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,871,719
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	409,092
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	375,705
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	221	224,178
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	797,581
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	829,944
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,665	1,710,787
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	578,587
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	1,100	1,138,500
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	418,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	196,532
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	484,838
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,642,663
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	753,299
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	204,175
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	593,730

					16,915,951

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	457,177

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	795	861,821
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,822,456

					2,684,277

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	584,543
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	1,915,539
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,151,328
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,574,176
Chubb Corp. (The), Gtd. Notes	6.375%	(b)	04/15/37	1,300	1,131,000
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	945	1,007,275
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	149,555
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	858,658
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	442,062
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,063,358
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,499,956
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	907,886
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	715,666
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	213,285
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,067,814
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	901,802
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(b)	10/16/44	1,925	2,071,523
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	473,280
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	768,290
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,379,747
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	137,507
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	735	674,362

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	$730,776
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,969,761
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	885	1,007,697
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	392,955
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	512,710

					28,302,511

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,071,900
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	598,554
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	1,017,940
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,054,422
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	495,109

					6,237,925

Machinery – Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,255	1,349,125
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	625	650,781
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,373,801

					3,373,707

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	639,236
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	120,394
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,504,610
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,056,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	893,200
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	875	1,036,162
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,050	1,253,722
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	280	332,924
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	363,669
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	729,534
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	678,813
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,349,998
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,770,149
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	257,920
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,843,640
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	123,447
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	41,484
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	176,562
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	425	426,120
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,076,400

					15,674,234

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	1,069,014
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(b)	10/19/75	1,135	1,195,155
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	499,299
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	425	469,455

					3,232,923

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,229,100
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	208,986
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	323,114
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	302,418
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	650	981,142

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Miscellaneous Manufacturing (continued)
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	298	$403,036
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,300	1,326,000

					4,773,796

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(h)	10/10/36	2,000	755,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	374,437
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	885	1,068,642
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	2,250	2,551,324
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	275	256,540
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	125	120,773
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	550	606,697
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	1,978,246
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	1,022,638
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,128,649
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	981,867
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	497,172
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,621,572
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	615,843
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	2,880	3,021,370

					17,601,350

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,367,772
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	3,061,886

					5,429,658

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	630	662,681
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	1,100	1,122,000
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	888,050

					2,672,731

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,231,200
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	1,996,261
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	1,041,828
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,810	1,860,175
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	435	456,782
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	499,392
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%		03/01/36	320	353,537
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	420	439,160
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,380	1,462,339
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,325	1,596,936
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	77,072
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	120	118,903

					11,133,585

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	717	702,660
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	675	696,926
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%		03/15/35	250	220,867
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	820	755,722
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,345	1,402,813
Enterprise Products Operating LLC, Gtd. Notes	3.950%		02/15/27	1,705	1,808,369
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	510	538,317
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,430	1,298,949
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	145	151,762

					7,576,385

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	$84,758

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	863,494
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	720,601
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	296,901
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	246,193

				2,127,189

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	1,017,272
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	280,875
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	730	775,824
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	874,882
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,560,200
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	528,241
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	370,116
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,830,763
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,440,313
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	382,281

				10,060,767

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,497,647

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,500	1,567,500

Software — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%	10/15/20	2,210	2,336,235
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,650	1,693,374
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,183,834
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,380	1,478,016
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	978,442

				9,669,901

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	280	343,309
AT&T Corp., Gtd. Notes	8.250%	11/15/31	7	10,068
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,539,258
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	439,887
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	875	896,764
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,000	1,026,611
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	860	927,907
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	891,522
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	400	616,272
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	2,025	2,108,633
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,056	2,079,521
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%	08/21/46	1,256	1,372,917
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	3,306,965

				17,559,634

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	916,794
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	931,923
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	121,208

				1,969,925

TOTAL CORPORATE BONDS (cost $372,137,268)				394,088,898

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

FOREIGN AGENCIES — 0.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	$859,762
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	674,831
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	1,410	1,425,750
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	450,133
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	350	362,516
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	580	633,766
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21	800	813,236
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,754,946
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,170,042
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,110	1,175,379
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	412,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,058,531
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,625,284
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,263,484
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	684,874
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	3,100	3,158,826

TOTAL FOREIGN AGENCIES (cost $21,069,565)				21,523,485

MUNICIPAL BONDS — 0.4%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	2,023,580
State of California, GO, BABs	7.300%	10/01/39	1,270	1,921,866
State of California, GO, BABs(a)	7.500%	04/01/34	475	720,499
State of California, GO, BABs	7.550%	04/01/39	245	387,663
State of California, GO, BABs	7.625%	03/01/40	215	339,167

				5,392,775

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	991,141

Illinois
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,464,310

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,674,914

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,480,752

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	576,385
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	361,920

				938,305

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	608,399

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	722,639

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,385,900

TOTAL MUNICIPAL BONDS (cost $10,338,080)				14,659,135

SOVEREIGN BONDS — 0.5%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,540,637
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	500	536,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	601,750

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,280	$2,595,488
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,500	2,175,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,120	1,216,027
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	1,262,215
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	950	1,098,645
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	700	737,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,083,965
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	600	633,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	515	552,337
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	686,650
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	1,395	1,386,760
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	209,494
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	400	498,880
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,939,431

TOTAL SOVEREIGN BONDS (cost $18,136,512)					18,754,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	154	154,551
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,346	1,127,042
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(b)	07/26/36	2,037	2,035,306
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.608%	(b)	08/26/36	1,287	1,186,841
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.953%	(b)	02/25/35	686	659,213
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.051%	(b)	03/25/35	247	227,457
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.888%	(b)	02/25/37	578	551,908
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.434%	(b)	10/30/47	903	900,168
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1(i)	2.403%	(b)	11/25/24	2,049	2,057,380
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.953%	(b)	02/25/25	478	478,178
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.603%	(b)	05/25/25	3,418	3,413,748
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.603%	(b)	09/25/28	1,454	1,471,269
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.653%	(b)	10/25/28	1,926	1,946,066
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.353%	(b)	10/25/27	8,040	8,037,766
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.803%	(b)	04/25/28	2,331	2,335,391
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.903%	(b)	07/25/28	3,658	3,669,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.446%	(b)	12/25/28	1,725	1,736,489
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.703%	(b)	11/25/28	1,600	1,609,276
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.948%	(b)	07/25/35	323	322,146
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)	3.539%	(b)	09/01/21	3,860	3,821,758
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)	2.457%	(b)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.457%	(b)	03/01/20	3,342	3,273,537
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,075	1,053,013
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,842	1,807,601
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(d)	2.457%	(b)	05/01/20	5,353	5,232,725
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(b)	07/01/20	1,759	1,728,559
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457%	(b)	08/01/20	1,807	1,773,528
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.457%	(b)	10/01/20	1,894	1,859,462
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(d)	2.457%	(b)	11/01/20	947	926,090
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(b)	01/01/21	3,777	3,665,345
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	47	47,040

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(b)	02/25/34	279	$276,431
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	66	66,044

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $60,557,556)					60,218,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
Federal Home Loan Banks	5.500%		07/15/36	1,080	1,558,186
Federal Home Loan Mortgage Corp.	2.500%		TBA	7,500	7,751,130
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.598%	(b)	12/01/35	281	295,096
Federal Home Loan Mortgage Corp.	2.710%	(b)	06/01/36	425	448,967
Federal Home Loan Mortgage Corp.	3.000%		TBA	6,000	6,222,918
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-06/01/45	14,383	15,014,661
Federal Home Loan Mortgage Corp.(j)	3.500%		TBA	24,500	25,805,860
Federal Home Loan Mortgage Corp.	3.500%		12/01/25-06/01/42	2,797	2,977,620
Federal Home Loan Mortgage Corp.(j)	4.000%		TBA	25,000	26,744,218
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-01/01/42	5,268	5,641,640
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	10,448	11,421,259
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-06/01/39	2,745	3,004,019
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	2,976	3,343,068
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,528	1,755,564
Federal Home Loan Mortgage Corp.	7.000%		01/01/31-10/01/32	197	219,972
Federal National Mortgage Assoc.	2.322%	(b)	06/01/37	138	138,381
Federal National Mortgage Assoc.	2.432%	(b)	07/01/33	265	278,039
Federal National Mortgage Assoc.	2.500%		TBA	17,750	18,363,958
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	3,454	3,549,753
Federal National Mortgage Assoc.	3.000%		TBA	50,000	51,794,910
Federal National Mortgage Assoc.	3.000%		02/01/27-07/01/43	31,819	33,234,489
Federal National Mortgage Assoc.	3.500%		TBA	29,000	30,563,280
Federal National Mortgage Assoc.	3.500%		07/01/27-07/01/43	38,352	40,662,629
Federal National Mortgage Assoc.	4.000%		TBA	13,250	14,193,682
Federal National Mortgage Assoc.	4.000%		10/01/41-09/01/44	11,101	11,914,438
Federal National Mortgage Assoc.	4.500%		TBA	500	545,779
Federal National Mortgage Assoc.	4.500%		11/01/18-07/01/42	8,152	8,958,355
Federal National Mortgage Assoc.(j)	5.000%		TBA	7,000	7,777,120
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	3,008	3,344,195
Federal National Mortgage Assoc.	5.500%		12/01/16-08/01/37	4,438	5,008,139
Federal National Mortgage Assoc.	6.000%		09/01/17-05/01/38	4,081	4,696,283
Federal National Mortgage Assoc.	6.250%		05/15/29	1,415	2,060,735
Federal National Mortgage Assoc.	6.500%		07/01/17-09/01/37	1,525	1,785,013
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	171	200,282
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	3,270	5,130,254
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,468
Financing Corp., Strips Principal, Series A-P	1.282%	(h)	10/06/17	906	897,933
Government National Mortgage Assoc.(j)	3.000%		TBA	24,500	25,600,127
Government National Mortgage Assoc.	3.000%		03/15/45	2,314	2,418,988
Government National Mortgage Assoc.(j)	3.500%		TBA	42,000	44,554,220
Government National Mortgage Assoc.	3.500%		05/20/43	743	791,352
Government National Mortgage Assoc.	4.000%		TBA	5,000	5,344,531
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	982	1,057,187
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,200,927
Government National Mortgage Assoc.	4.500%		04/15/40-02/20/41	6,240	6,833,346
Government National Mortgage Assoc.	5.000%		10/20/37	289	321,787
Government National Mortgage Assoc.	5.500%		11/15/32-02/15/36	1,952	2,228,887
Government National Mortgage Assoc.	6.000%		02/15/33-10/15/34	1,026	1,196,137
Government National Mortgage Assoc.	6.500%		10/15/23-07/15/35	1,180	1,376,200
Government National Mortgage Assoc.	8.000%		01/15/24-04/15/25	33	37,027

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	$5,806,615
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23-04/26/24	1,340	1,695,216
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.633%	(h)	11/01/24	100	84,127
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.657%	(h)	10/15/20	1,105	1,051,599
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.725%	(h)	10/15/19	1,882	1,821,637
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(h)	01/15/30	950	683,394
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.967%	(h)	04/15/30	2,100	1,513,336
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	2,375	3,636,849
Ukraine Government AID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	1,245	1,274,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $460,033,233)					469,744,986

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds(k)	2.500%		02/15/45	4,500	4,685,099
U.S. Treasury Bonds	2.750%		11/15/42	710	781,055
U.S. Treasury Bonds	2.875%		05/15/43	2,245	2,524,485
U.S. Treasury Bonds(l)	3.000%		11/15/44	1,535	1,764,891
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	10,512	10,771,079
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	1,797	1,940,144
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	5,648	6,743,145
U.S. Treasury Notes	1.125%		06/30/21	30	30,149
U.S. Treasury Notes	1.375%		06/30/23	60	60,309
U.S. Treasury Notes(l)	2.125%		12/31/22	1,260	1,328,463
U.S. Treasury Strips Coupon(l)	2.184%	(h)	02/15/28	5,465	4,444,362
U.S. Treasury Strips Coupon	2.241%	(h)	05/15/28	2,735	2,210,244
U.S. Treasury Strips Coupon	2.280%	(h)	02/15/29	2,735	2,173,548
U.S. Treasury Strips Coupon	2.384%	(h)	05/15/29	5,640	4,449,644
U.S. Treasury Strips Coupon	2.752%	(h)	08/15/30	5,005	3,825,607
U.S. Treasury Strips Coupon	2.972%	(h)	02/15/37	5,955	3,793,716
U.S. Treasury Strips Principal(l)	2.474%	(h)	05/15/43	2,210	1,158,794
U.S. Treasury Strips Principal	2.543%	(h)	02/15/45	1,905	946,454
U.S. Treasury Strips Principal	2.873%	(h)	05/15/45	2,185	1,077,544
U.S. Treasury Strips Principal	3.628%	(h)	05/15/44	2,525	1,290,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,742,257)					55,999,373

TOTAL LONG-TERM INVESTMENTS (cost $3,184,903,011)					3,638,428,566

SHORT-TERM INVESTMENTS — 11.9%				Shares
AFFILIATED MUTUAL FUNDS — 11.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $136,308,483)(m)(Note 4)				13,877,669	128,923,548
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $323,594,897; includes $38,995,211 of cash collateral for securities on loan)(m)(n)(Note 4)				323,594,897	323,594,897

TOTAL AFFILIATED MUTUAL FUNDS (cost $459,903,380)					452,518,445

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATION	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bill (cost $149,925)(k)	0.242%	(o)	09/15/16	150	$149,936

TOTAL SHORT-TERM INVESTMENTS (cost $460,053,305)					452,668,381

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 107.4% (cost $3,644,956,316)					4,091,096,947

U.S. GOVERNMENT AGENCY OBLIGATION — SHORT — (0.1)%
Federal National Mortgage Assoc.(j) (proceeds received $2,098,907)	3.500%		TBA	2,000,000	(2,110,313)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 107.3% (cost $3,642,857,409)					4,088,986,634
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (7.3)%					(281,363,759)

NET ASSETS — 100.0%					$3,807,622,875

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,042,457; cash collateral of $38,995,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,090,274 and 0.4% of net assets.

(e)	Interest rate not available as of June 30, 2016.

(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(g)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,629,518. The aggregate value of $4,501,754 is approximately 0.1% of net assets.

(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $63,000,000 is approximately 1.7% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Rate quoted represents yield-to-maturity as of purchase date.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
330	2 Year U.S. Treasury Notes	Sep. 2016	$71,878,765	$72,378,281	$499,516
893	5 Year U.S. Treasury Notes	Sep. 2016	107,890,812	109,092,508	1,201,696
406	10 Year U.S. Treasury Notes	Sep. 2016	52,899,397	53,991,656	1,092,259
580	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	101,451,525	108,097,500	6,645,975
2	ASX SPI 200 Index	Sep. 2016	192,511	193,013	502
21	Mini MSCI EAFE Index	Sep. 2016	1,699,749	1,695,960	(3,789)

					9,436,159

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Position:
611	20 Year U.S. Treasury Bonds	Sep. 2016	$99,263,674	$105,302,031	$(6,038,357)

					$3,397,802

A U.S. Treasury Obligation with a market value of $149,936 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $2,823,483 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,720	07/11/18	0.947%	3 Month LIBOR(1)	$157	$(11,397)	$(11,554)
30,050	01/06/21	1.750%	3 Month LIBOR(2)	228	1,081,282	1,081,054
24,740	05/31/22	2.200%	3 Month LIBOR(1)	(50,182)	(1,631,373)	(1,581,191)
9,730	05/31/22	2.217%	3 Month LIBOR(1)	202	(651,138)	(651,340)
26,415	11/30/22	1.850%	3 Month LIBOR(1)	292	(1,227,270)	(1,227,562)
8,160	11/30/22	1.982%	3 Month LIBOR(1)	194	(447,020)	(447,214)
2,300	12/31/22	1.405%	3 Month LIBOR(1)	163	(42,411)	(42,574)
1,600	12/31/22	1.406%	3 Month LIBOR(1)	159	(29,653)	(29,812)
3,400	12/31/22	1.409%	3 Month LIBOR(1)	168	(63,550)	(63,718)
900	12/31/22	1.412%	3 Month LIBOR(1)	155	(16,977)	(17,132)
1,350	12/31/22	1.495%	3 Month LIBOR(1)	158	(32,647)	(32,805)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	203	(586,398)	(586,601)
34,470	01/08/26	2.210%	3 Month LIBOR(1)	349	(2,728,390)	(2,728,739)

				$(47,754)	$(6,386,942)	$(6,339,188)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection (2):
General Motors Co.	06/20/19	5.000%	4,370	1.179%	$491,932	$483,750	$(8,182)
General Motors Co.	06/20/21	5.000%	1,560	1.819%	234,836	230,289	(4,547)

					$726,768	$714,039	$(12,729)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(459,366)	$509,908

U.S Treasury Obligations with a combined market value of $10,502,503 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$157,069	$—	$157,069
Deutsche Bank AG	09/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	198,192	—	198,192
Deutsche Bank AG	09/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	62,160	—	62,160
Deutsche Bank AG	09/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	44,826	—	44,826

				$462,247	$—	$462,247

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,172,536,514	$89,294,475	$—
Exchange Traded Fund	1,565,470	—	—
Preferred Stocks	573,540	790,135	—
Asset-Backed Securities
Collateralized Loan Obligations	—	57,408,720	—
Non-Residential Mortgage-Backed Securities	—	77,370,272	—
Residential Mortgage-Backed Securities	—	16,108,568	—
Bank Loans	—	8,827,860	582,000
Commercial Mortgage-Backed Securities	—	178,381,114	—
Corporate Bonds	—	394,088,898	—
Foreign Agencies	—	21,523,485	—
Municipal Bonds	—	14,659,135	—
Sovereign Bonds	—	18,754,829	—
Residential Mortgage-Backed Securities	—	45,709,827	14,508,274
U.S. Government Agency Obligations	—	469,744,986	—
U.S. Treasury Obligations	—	56,149,309	—
Rights – Spain	1,091	—	—
Affiliated Mutual Funds	452,518,445	—	—
U.S. Government Agency Obligation — Short	—	(2,110,313)	—
Other Financial Instruments*
Futures Contracts	3,397,802	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,339,188)	—
Centrally Cleared Credit Default Swap Agreements	—	497,179	—
OTC Total Return Swap Agreements	—	462,247	—

Total	$2,630,592,862	$1,441,321,538	$15,090,274

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	12.3%
Affiliated Mutual Funds (including 1.0% of collateral for securities on loan)	11.9
Banks	6.6
Commercial Mortgage-Backed Securities	4.7
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	3.6
Software	3.0
Internet Software & Services	2.8
Biotechnology	2.2
Diversified Telecommunication Services	2.2
Insurance	2.1
Non-Residential Mortgage-Backed Securities	2.1
Residential Mortgage-Backed Securities	2.0
Technology Hardware, Storage & Peripherals	2.0
Health Care Providers & Services	2.0
Food & Staples Retailing	1.7
Electric Utilities	1.7
IT Services	1.7
Health Care Equipment & Supplies	1.7
Media	1.6
Household Products	1.6
Semiconductors & Semiconductor Equipment	1.6
Collateralized Loan Obligations	1.5

U.S. Treasury Obligations	1.5%
Real Estate Investment Trusts (REITs)	1.5
Aerospace & Defense	1.4
Hotels, Restaurants & Leisure	1.4
Tobacco	1.3
Capital Markets	1.3
Chemicals	1.3
Diversified Financial Services	1.2
Beverages	1.1
Industrial Conglomerates	1.1
Food Products	1.1
Specialty Retail	1.1
Internet & Catalog Retail	0.8
Automobiles	0.8
Communications Equipment	0.8
Electrical Equipment	0.8
Multiline Retail	0.7
Airlines	0.7
Foreign Agencies	0.6
Electric	0.5
Sovereign Bonds	0.5
Telecommunications	0.5
Textiles, Apparel & Luxury Goods	0.5
Oil & Gas	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Building Products	0.5%
Healthcare – Services	0.4
Air Freight & Logistics	0.4
Metals & Mining	0.4
Household Durables	0.4
Municipal Bonds	0.4
Machinery	0.4
Independent Power & Renewable Electricity Producers	0.3
Auto Manufacturers	0.3
Healthcare – Products	0.3
Multi-Utilities	0.3
Retail	0.3
Real Estate Management & Development	0.2
Consumer Finance	0.2
Computers	0.2
Professional Services	0.2
Pipelines	0.2
Energy Equipment & Services	0.2
Lodging	0.2
Technology	0.2
Agriculture	0.1
Oil & Gas Services	0.1

Gas Utilities	0.1%
Miscellaneous Manufacturing	0.1
Trading Companies & Distributors	0.1
Construction & Engineering	0.1
Food	0.1
Commercial Services & Supplies	0.1
Machinery – Diversified	0.1
Mining	0.1
Commercial Services	0.1
Forest Products & Paper	0.1
Housewares	0.1
Packaging & Containers	0.1
Electronic Equipment, Instruments & Components	0.1
Building Materials	0.1
Life Sciences Tools & Services	0.1
Transportation	0.1
Wireless Telecommunication Services	0.1
Road & Rail	0.1
Containers & Packaging	0.1
U.S. Government Agency Obligation – Short	(0.1)

107.3
Liabilities in excess of other assets	(7.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$509,908	*	Due from/to broker — variation margin swaps	$12,729	*
Equity contracts	Unaffiliated investments	1,091		—	—
Equity contracts	Due from/to broker — variation margin futures	502	*	Due from/to broker — variation margin futures	3,789	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	462,247		—	—
Interest rate contracts	Due from/to broker — variation margin swaps	1,081,054	*	Due from/to broker — variation margin swaps	7,420,242	*
Interest rate contracts	Due from/to broker — variation margin futures	9,439,446	*	Due from/to broker — variation margin futures	6,038,357	*

Total		$11,494,248			$13,475,117

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(373,764)	$(373,764)
Equity contracts	(135)	—	—	4,474	—	4,339
Interest rate contracts	—	(843,772)	(576,573)	5,080,812	(508,158)	3,152,309

	$(135)	$(843,772)	$(576,573)	$5,085,286	$(881,922)	$2,782,884

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights**	Options Purchased**	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(30,033)	$(30,033)
Equity contracts	(150)	—	—	(38,560)	—	(38,710)
Interest rate contracts	—	409,545	(241,909)	2,933,446	(4,167,294)	(1,066,212)

	$(150)	$409,545	$(241,909)	$2,894,886	$(4,197,327)	$(1,134,955)

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures— Long Positions(3)	Futures— Short Positions(3)
$199,106	$432,733	$379,076,060	$118,975,047

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$206,585	$51,500	$5,350	$5,600

(1)	Cost.

(2)	Notional Amount in USD (000)

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$462,247	$—	$—	$462,247

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $38,042,457:
Unaffiliated investments (cost $3,185,052,936)	$3,638,578,502
Affiliated investments (cost $459,903,380)	452,518,445
Cash	35,294
Foreign currency, at value (cost $863,359)	858,238
Receivable for investments sold	200,384,137
Dividends and interest receivable	10,368,569
Tax reclaim receivable	624,183
Unrealized appreciation on OTC swap agreements	462,247
Due from broker—variation margin swaps	12,434
Receivable for Series shares sold	688
Prepaid expenses	4,297

Total Assets	4,303,847,034

LIABILITIES
Payable for investments purchased	452,328,866
Payable to broker for collateral for securities on loan	38,995,211
Securities sold short, at value (proceeds received $2,098,907)	2,110,313
Management fee payable	1,864,761
Payable for Series shares repurchased	604,187
Accrued expenses and other liabilities	310,954
Due to broker—variation margin futures	8,887
Affiliated transfer agent fee payable	980

Total Liabilities	496,224,159

NET ASSETS	$3,807,622,875

Net assets were comprised of:
Paid-in capital	$2,149,028,387
Retained earnings	1,658,594,488

Net assets, June 30, 2016	$3,807,622,875

Net asset value and redemption price per share $3,807,622,875 / 153,615,191 outstanding shares of beneficial interest	$24.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $403,330, of which $6,800 is reimbursable by an affiliate)	$27,826,868
Interest income	17,698,547
Affiliated dividend income	1,521,050
Affiliated income from securities lending, net	259,120

Total income	47,305,585

EXPENSES
Management fee	11,125,575
Custodian and accounting fees	283,000
Shareholders’ reports	111,000
Insurance expenses	25,000
Trustees’ fees	22,000
Audit fee	21,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	29,397

Total expenses	11,630,972

NET INVESTMENT INCOME (LOSS)	35,674,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	41,948,264
Futures transactions	5,085,286
Short sales transactions	(347,838)
Options written transactions	(576,573)
Swap agreement transactions	(881,922)
Foreign currency transactions	3,111

45,230,328

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $276,325)	46,367,723
Futures	2,894,886
Options written	(241,909)
Swap agreements	(4,197,327)
Foreign currencies	(5,898)

44,817,475

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	90,047,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,722,416

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$35,674,613	$67,622,207
Net realized gain (loss) on investment and foreign currency transactions	45,230,328	227,213,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,817,475	(255,176,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	125,722,416	39,659,160

SERIES SHARE TRANSACTIONS
Series shares sold [789,107 and 441,580 shares, respectively]	19,305,594	10,576,788
Series shares repurchased [4,554,681 and 9,397,959 shares, respectively]	(109,422,998)	(225,231,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(90,117,404)	(214,654,831)

Capital Contributions (Note 4)	3,201,924	—

TOTAL INCREASE (DECREASE)	38,806,936	(174,995,671)
NET ASSETS:
Beginning of period	3,768,815,939	3,943,811,610

End of period	$3,807,622,875	$3,768,815,939

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.9%
COMMON STOCKS — 91.9%	Shares	Value (Note 2)
Australia — 1.2%
AGL Energy Ltd.	60,000	$871,388
Arrium Ltd.*(a)	894,400	14,577
Asaleo Care Ltd.	733,400	1,160,412
Ausdrill Ltd.*	123,200	66,685
Bendigo & Adelaide Bank Ltd.	93,400	676,262
Bradken Ltd.*	98,900	74,523
Challenger Ltd.	102,500	669,658
CSR Ltd.	452,900	1,245,094
Downer EDI Ltd.	182,200	523,247
Lend Lease Group	96,000	911,921
Macquarie Group Ltd.	45,228	2,354,323
Metcash Ltd.	276,300	396,011
Mineral Resources Ltd.	49,900	314,168
Myer Holdings Ltd.	567,600	479,017
National Australia Bank Ltd.	33,588	644,871
Primary Health Care Ltd.	139,400	415,198
Qantas Airways Ltd.*	387,619	821,103

		11,638,458

Austria — 0.2%
OMV AG	36,200	1,017,611
Voestalpine AG	21,800	733,688

		1,751,299

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	279,507
Delhaize Group	15,200	1,605,649

		1,885,156

Canada — 1.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	57,058	2,450,232
Brookfield Asset Management, Inc. (Class A Stock)	110,643	3,658,964
Canadian Natural Resources Ltd.	125,900	3,881,497
Canadian Pacific Railway Ltd.	23,150	2,981,489
Suncor Energy, Inc.	70,416	1,953,411

		14,925,593

China — 1.2%
Baidu, Inc., ADR*	16,003	2,642,895
China Overseas Land & Investment Ltd.	954,000	3,041,210
NetEase, Inc., ADR	15,587	3,011,720
Shougang Fushan Resources Group Ltd.	956,000	171,157
Tencent Holdings Ltd.	113,100	2,594,477
Universal Health International Group Holding Ltd.	2,473,000	142,700

		11,604,159

Denmark — 0.4%
Novo Nordisk A/S (Class B Stock)	59,113	3,183,406
TDC A/S	39,500	193,569
Vestas Wind Systems A/S	5,725	389,125

		3,766,100

Finland — 0.6%
Kone OYJ (Class B Stock)	44,752	2,065,329
Sampo OYJ (Class A Stock)	58,134	2,377,477

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
Tieto OYJ	20,400	$558,705
UPM-Kymmene OYJ	57,300	1,052,650

		6,054,161

France — 3.9%
Alstom SA*	26,800	618,776
Arkema SA	6,400	489,300
Atos SE	5,500	453,471
AXA SA	46,300	915,476
BNP Paribas SA	16,000	701,691
Cap Gemini SA	43,346	3,740,464
Cie Generale des Etablissements Michelin	12,000	1,130,892
CNP Assurances	46,700	689,004
Credit Agricole SA	78,500	659,947
Electricite de France SA	61,800	749,342
Engie SA	35,200	565,197
JCDecaux SA	55,951	1,886,499
Orange SA	59,200	962,626
Renault SA	12,300	928,624
Safran SA	31,984	2,153,870
Sanofi	36,100	2,999,299
SCOR SE	22,000	650,434
Societe Generale SA	21,300	666,393
Thales SA	5,600	465,050
Total SA	105,298	5,049,695
Total SA, ADR	90,450	4,350,645
Valeo SA	75,203	3,338,583
Vinci SA	38,305	2,703,075

		36,868,353

Germany — 2.0%
Allianz SE	9,800	1,398,049
Aurubis AG	14,200	645,716
BASF SE	13,500	1,035,168
Bayer AG	19,100	1,918,315
Bayerische Motoren Werke AG	12,200	887,860
Continental AG	8,079	1,528,769
Daimler AG	27,600	1,651,545
Deutsche Bank AG	27,100	374,608
Deutsche Lufthansa AG*	54,200	637,260
E.ON SE	46,000	464,364
Evonik Industries AG	36,500	1,088,017
Hannover Rueck SE	4,500	471,501
Metro AG	39,500	1,214,872
Muenchener Rueckversicherungs AG	6,800	1,140,331
Rational AG	2,182	1,009,811
Rheinmetall AG	13,300	791,071
Stada Arzneimittel AG	15,300	792,959
Volkswagen AG	7,400	980,969
Wincor Nixdorf AG*	13,000	694,651

		18,725,836

Hong Kong — 0.9%
AIA Group Ltd.	564,800	3,396,552
China Resources Cement Holdings Ltd.	1,046,000	337,217

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Huabao International Holdings Ltd.*	1,045,000	$373,146
Kingboard Chemical Holdings Ltd.	216,000	430,604
Lee & Man Paper Manufacturing Ltd.	1,244,000	929,362
PCCW Ltd.	870,000	584,597
Singamas Container Holdings Ltd.	2,676,000	256,739
Skyworth Digital Holdings Ltd.	1,072,000	884,552
WH Group Ltd., 144A	681,500	539,745
Yue Yuen Industrial Holdings Ltd.	220,500	873,912

		8,606,426

India — 0.8%
HDFC Bank Ltd., ADR	70,637	4,686,765
Tata Motors Ltd., ADR*	69,213	2,399,615

		7,086,380

Ireland — 1.3%
Experian PLC	166,388	3,156,740
Paddy Power Betfair PLC	18,617	1,956,588
Ryanair Holdings PLC, ADR	41,506	2,886,327
Smurfit Kappa Group PLC	35,200	775,050
XL Group PLC	99,302	3,307,750

		12,082,455

Israel — 0.5%
Bank Hapoalim BM	200,200	1,008,585
Elbit Systems Ltd.	7,700	697,283
Teva Pharmaceutical Industries Ltd.	16,300	824,947
Teva Pharmaceutical Industries Ltd., ADR	35,257	1,770,959

		4,301,774

Italy — 0.2%
Astaldi SpA	62,200	251,979
Enel SpA	302,800	1,344,271
Mediobanca SpA	87,600	504,735

		2,100,985

Japan — 6.9%
Aisan Industry Co. Ltd.	68,400	442,581
Alpine Electronics, Inc.	51,500	504,712
Aoyama Trading Co. Ltd.	9,900	365,076
Aozora Bank Ltd.	156,000	541,162
Asahi Kasei Corp.	76,000	528,887
Astellas Pharma, Inc.	75,600	1,185,585
Calsonic Kansei Corp.	105,000	797,972
Concordia Financial Group Ltd.	121,000	467,291
Daihatsu Motor Co. Ltd.	60,500	788,074
Daikin Industries Ltd.	36,400	3,059,230
Enplas Corp.	18,500	487,718
Fuji Heavy Industries Ltd.	59,874	2,058,072
Fujikura Ltd.	254,000	1,173,160
Fujitec Co. Ltd.	77,100	665,759
Heiwa Corp.	34,800	705,853
Isuzu Motors Ltd.	64,500	794,445
ITOCHU Corp.	37,100	453,852
Japan Airlines Co. Ltd.	28,000	900,833
Kaneka Corp.	74,000	493,747

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kao Corp.	52,300	$3,046,065
KDDI Corp.	27,100	824,104
Keihin Corp.	54,300	837,841
Keyence Corp.	4,400	3,002,246
Komori Corp.	40,000	447,732
Konica Minolta, Inc.	129,600	944,079
Kureha Corp.	255,000	894,999
KYORIN Holdings, Inc.	37,400	733,373
Kyowa Exeo Corp.	66,900	836,969
Makita Corp.	35,300	2,343,817
Marubeni Corp.	109,700	495,596
Mitsubishi Corp.	39,200	690,208
Mitsubishi Gas Chemical Co., Inc.	234,000	1,220,758
Mitsubishi UFJ Financial Group, Inc.	202,800	909,123
Mizuho Financial Group, Inc.	597,700	860,126
Murata Manufacturing Co. Ltd.	16,200	1,816,257
Nippon Prologis REIT, Inc.	837	2,044,770
Nippon Telegraph & Telephone Corp.	51,200	2,401,020
Nishi-Nippon City Bank Ltd. (The)	243,000	426,916
Nissan Motor Co. Ltd.	140,100	1,250,297
Nisshinbo Holdings, Inc.	81,000	733,887
Nitori Holdings Co. Ltd.	20,900	2,534,837
NTT DOCOMO, Inc.	39,300	1,059,864
ORIX Corp.	197,800	2,559,624
Resona Holdings, Inc.	416,800	1,523,368
Ricoh Co. Ltd.	66,500	576,454
Sankyu, Inc.	126,000	676,339
Sawai Pharmaceutical Co. Ltd.	6,000	465,114
Seino Holdings Co. Ltd.	52,600	482,201
Shimachu Co. Ltd.	30,700	668,848
Shimano, Inc.	13,100	2,002,958
SKY Perfect JSAT Holdings, Inc.	151,000	698,466
SMC Corp.	4,900	1,205,528
Sumitomo Corp.	67,100	676,361
Sumitomo Mitsui Financial Group, Inc.	33,900	978,865
Sumitomo Osaka Cement Co. Ltd.	184,500	791,696
Toagosei Co. Ltd.	73,500	678,086
Toho Holdings Co. Ltd.	36,900	889,185
Towa Pharmaceutical Co. Ltd.	9,400	490,843
Toyo Tire & Rubber Co. Ltd.	35,200	383,726
Toyoda Gosei Co. Ltd.	33,200	591,270
Tsubakimoto Chain Co.	85,000	525,390
Tsumura & Co.	21,600	585,872
Yokohama Rubber Co. Ltd. (The)	45,000	564,390

		64,783,477

Liechtenstein
VP Bank AG	1,765	161,756

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV	1,137,700	2,736,820

Netherlands — 3.0%
Aegon NV	95,000	376,422
ING Groep NV, CVA	58,400	604,204
Koninklijke Ahold NV	54,100	1,194,672

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
NN Group NV	46,800	$1,288,336
NXP Semiconductors NV*	161,796	12,675,099
Royal Dutch Shell PLC (Class A Stock), ADR	117,600	6,493,872
Royal Dutch Shell PLC (Class A Stock)	88,916	2,439,014
Royal Dutch Shell PLC (Class B Stock)	94,000	2,597,100

		27,668,719

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	909,132
Fletcher Building Ltd.	88,500	544,368
Spark New Zealand Ltd.	185,600	471,730

		1,925,230

Norway — 0.3%
DNB ASA	50,500	604,475
Fred Olsen Energy ASA*	12,600	38,248
Salmar ASA	34,100	1,014,758
Statoil ASA	37,300	644,486
Yara International ASA	23,200	736,990

		3,038,957

Singapore — 0.2%
DBS Group Holdings Ltd.	81,200	957,423
Wilmar International Ltd.	222,100	540,659

		1,498,082

South Africa — 0.4%
Bid Corp. Ltd.*	74,286	1,392,106
Bidvest Group Ltd. (The)	74,286	700,818
Discovery Ltd.	95,264	795,802
Mondi PLC	30,200	565,421

		3,454,147

South Korea — 0.3%
Samsung Electronics Co. Ltd.	1,988	2,475,758

Spain — 1.0%
Amadeus IT Holding SA (Class A Stock)	44,216	1,948,110
Banco Santander SA	94,600	367,114
Distribuidora Internacional de Alimentacion SA	100,600	587,194
Gas Natural SDG SA	47,300	940,216
Iberdrola SA	150,200	1,024,604
Industria de Diseno Textil SA	91,439	3,071,811
Mapfre SA	219,300	481,621
Repsol SA	57,200	733,243

		9,153,913

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	76,590	1,989,207
Boliden AB	42,300	826,715
Hexagon AB (Class B Stock)	56,508	2,067,964
Nordea Bank AB	83,600	709,233
Swedbank AB (Class A Stock)	29,700	623,792
Telefonaktiebolaget LM Ericsson (Class B Stock)	127,200	977,221
TeliaSonera AB	196,000	928,154

		8,122,286

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland — 3.2%
Actelion Ltd.*	24,281	$4,088,862
Aryzta AG	18,700	691,075
Baloise Holding AG	10,300	1,147,218
Bucher Industries AG	4,680	1,095,608
Cembra Money Bank AG	18,100	1,265,937
Credit Suisse Group AG*	113,100	1,204,789
Geberit AG	4,475	1,694,962
Georg Fischer AG	1,100	879,349
Helvetia Holding AG	1,400	728,348
Partners Group Holding AG	7,878	3,376,239
SGS SA	1,001	2,293,042
Swiss Life Holding AG*	7,200	1,663,905
Swiss Re AG	25,500	2,227,181
TE Connectivity Ltd.	39,450	2,252,989
UBS Group AG	47,400	615,043
Wolseley PLC	54,334	2,813,626
Zurich Insurance Group AG*	6,700	1,657,464

		29,695,637

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	853,000	4,298,862

United Kingdom — 5.2%
3i Group PLC	120,600	884,859
ARM Holdings PLC	70,231	1,066,795
AstraZeneca PLC	15,900	950,563
Aviva PLC	129,800	684,217
BAE Systems PLC	344,400	2,411,006
Barclays PLC	266,300	495,290
Barratt Developments PLC	109,300	593,942
Beazley PLC	129,500	629,598
Bellway PLC	25,400	644,339
Berkeley Group Holdings PLC	20,500	692,241
Bovis Homes Group PLC	66,300	647,000
BP PLC	317,500	1,858,501
BT Group PLC	100,400	551,861
Carillion PLC	145,900	455,626
Centrica PLC	220,400	666,491
Compass Group PLC	235,623	4,482,843
Crest Nicholson Holdings PLC	143,814	686,663
Debenhams PLC	301,400	222,734
easyJet PLC	25,500	370,558
GlaxoSmithKline PLC	52,400	1,125,296
Go-Ahead Group PLC	15,200	396,721
Home Retail Group PLC	16,300	33,380
HSBC Holdings PLC	196,000	1,214,335
IG Group Holdings PLC	163,312	1,768,397
Imperial Brands PLC	10,600	574,870
Intermediate Capital Group PLC	59,800	391,804
Interserve PLC	82,200	284,790
J. Sainsbury PLC	536,900	1,672,554
Johnson Matthey PLC	63,440	2,379,471
Keller Group PLC	48,200	582,355
Lloyds Banking Group PLC	1,133,000	820,625
Man Group PLC	308,300	479,004
Meggitt PLC	155,200	843,584
Micro Focus International PLC	70,434	1,519,555
Mitie Group PLC	247,100	818,833

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
National Express Group PLC	197,400	$779,102
Old Mutual PLC	194,100	524,357
Premier Foods PLC*	357,756	196,459
QinetiQ Group PLC	214,000	635,268
Reckitt Benckiser Group PLC	31,134	3,121,873
Relx PLC	185,568	3,417,145
Royal Mail PLC	85,300	573,095
Smiths Group PLC	32,000	494,505
St. James’s Place PLC	142,152	1,499,111
Vesuvius PLC	81,100	309,890
WM Morrison Supermarkets PLC	344,100	863,835
WPP PLC	129,577	2,700,581

		49,015,922

United States — 54.5%
AbbVie, Inc.	3,700	229,067
Adobe Systems, Inc.*	68,005	6,514,199
AES Corp.	374,000	4,667,520
Aetna, Inc.	36,300	4,433,319
Akamai Technologies, Inc.*	112,637	6,299,787
Alexion Pharmaceuticals, Inc.*	54,869	6,406,504
Alphabet, Inc. (Class A Stock)*	7,994	5,624,019
Alphabet, Inc. (Class C Stock)*	11,244	7,781,972
Amazon.com, Inc.*	18,829	13,474,409
American Express Co.	61,250	3,721,550
Ameriprise Financial, Inc.	42,350	3,805,147
Amgen, Inc.	7,300	1,110,695
Amphenol Corp. (Class A Stock)	156,780	8,988,197
ANSYS, Inc.*	58,229	5,284,282
Apache Corp.(b)	47,500	2,644,325
Apple, Inc.	25,700	2,456,920
Applied Materials, Inc.	102,750	2,462,918
Bank of America Corp.	186,650	2,476,846
Bank of New York Mellon Corp. (The)	132,600	5,151,510
Boeing Co. (The)	28,900	3,753,243
Bristol-Myers Squibb Co.	141,806	10,429,831
Bunge Ltd.	30,900	1,827,735
Carnival Corp.	64,900	2,868,580
CenterPoint Energy, Inc.	38,450	922,800
Charles Schwab Corp. (The)	110,680	2,801,311
Cisco Systems, Inc.	160,650	4,609,048
Citigroup, Inc.	83,050	3,520,489
Cognizant Technology Solutions Corp. (Class A Stock)*	111,352	6,373,788
Comcast Corp. (Class A Stock)	76,550	4,990,294
Costco Wholesale Corp.	68,205	10,710,913
Cummins, Inc.	15,200	1,709,088
Danaher Corp.	113,479	11,461,379
DaVita HealthCare Partners, Inc.*	84,519	6,535,009
E.I. du Pont de Nemours & Co.	48,650	3,152,520
Ecolab, Inc.	82,464	9,780,230
Entergy Corp.	25,300	2,058,155
EQT Corp.	25,450	1,970,594
Estee Lauder Cos., Inc. (The) (Class A Stock)	110,428	10,051,157
Exelon Corp.	110,350	4,012,326
Express Scripts Holding Co.*	112,167	8,502,259

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Exxon Mobil Corp.	62,250	$5,835,315
Facebook, Inc. (Class A Stock)*	107,613	12,298,014
Fastenal Co.	131,884	5,854,331
Fifth Third Bancorp	180,600	3,176,754
FirstEnergy Corp.	77,500	2,705,525
FleetCor Technologies, Inc.*	44,369	6,350,535
General Electric Co.	297,700	9,371,596
General Motors Co.	56,450	1,597,535
Genpact Ltd.*	279,339	7,497,459
Gilead Sciences, Inc.	20,550	1,714,281
Hess Corp.	25,700	1,544,570
Hologic, Inc.*	66,650	2,306,090
Illinois Tool Works, Inc.	28,150	2,932,104
International Paper Co.	56,450	2,392,351
Intuitive Surgical, Inc.*	15,236	10,077,243
Invesco Ltd.	64,950	1,658,823
Johnson & Johnson	50,600	6,137,780
Johnson Controls, Inc.	69,850	3,091,561
JPMorgan Chase & Co.	136,400	8,475,896
Juniper Networks, Inc.	43,450	977,191
Kohl’s Corp.(b)	43,250	1,640,040
Las Vegas Sands Corp.	37,800	1,643,922
Loews Corp.	70,100	2,880,409
Lowe’s Cos., Inc.	45,100	3,570,567
Marsh & McLennan Cos., Inc.	78,500	5,374,110
Mattel, Inc.	96,950	3,033,566
Mead Johnson Nutrition Co.	99,538	9,033,073
Medtronic PLC	72,121	6,257,939
Merck & Co., Inc.	79,650	4,588,636
MetLife, Inc.	124,350	4,952,860
Microsoft Corp.	135,650	6,941,210
Morgan Stanley	207,300	5,385,654
National Instruments Corp.	70,391	1,928,713
NetSuite, Inc.*(b)	77,675	5,654,740
News Corp. (Class A Stock)	155,300	1,762,655
Occidental Petroleum Corp.	42,800	3,233,968
PayPal Holdings, Inc.	64,030	2,337,735
PepsiCo, Inc.	41,500	4,396,510
Pfizer, Inc.	274,200	9,654,582
PG&E Corp.	134,400	8,590,848
Philip Morris International, Inc.	55,050	5,599,686
Procter & Gamble Co. (The)	51,050	4,322,403
QUALCOMM, Inc.	51,300	2,748,141
Raytheon Co.	17,950	2,440,303
salesforce.com, inc.*	121,374	9,638,309
SBA Communications Corp. (Class A Stock)*	64,146	6,923,919
Southwest Airlines Co.	52,050	2,040,881
Starbucks Corp.	201,384	11,503,054
T-Mobile U.S., Inc.*	34,050	1,473,344
Texas Instruments, Inc.	50,750	3,179,488
Thermo Fisher Scientific, Inc.	28,500	4,211,160
TripAdvisor, Inc.*	133,939	8,612,278
Twenty-First Century Fox (Class B Stock)	154,400	4,207,400
Tyco International PLC	75,650	3,222,690
Tyson Foods, Inc. (Class A Stock)	52,450	3,503,135
U.S. Bancorp	32,850	1,324,841

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Under Armour, Inc. (Class A Stock)*(b)	75,384	$3,025,160
Under Armour, Inc. (Class C Stock)*(b)	117,639	4,282,060
United Technologies Corp.	33,650	3,450,807
Vereit, Inc.	117,500	1,191,450
Visa, Inc. (Class A Stock)(b)	168,033	12,463,008
Vulcan Materials Co.	14,650	1,763,274
Wabtec Corp.	85,168	5,981,349
Wal-Mart Stores, Inc.	39,100	2,855,082
Wells Fargo & Co.	56,150	2,657,580
Weyerhaeuser Co.	81,250	2,418,813

		509,470,241

TOTAL COMMON STOCKS (cost $743,908,021)		858,896,942

RIGHTS*

	Units
Spain
Repsol SA, expiring 07/01/16 (cost $18,773)	57,200	18,599

TOTAL LONG-TERM INVESTMENTS (cost $743,926,794)		858,915,541

SHORT-TERM INVESTMENT — 3.5%

	Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $32,578,587; includes $11,288,864 of cash collateral for securities on loan)(c)(d)(Note 4)	32,578,587	32,578,587

TOTAL INVESTMENTS — 95.4% (cost $776,505,381)		891,494,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		42,916,686

NET ASSETS — 100.0%		$934,410,814

See Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,577 and 0.0% of net assets.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,076,589; cash collateral of $11,288,864 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,623,881	$14,577
Austria	—	1,751,299	—
Belgium	—	1,885,156	—
Canada	14,925,593	—	—
China	5,654,615	5,949,544	—
Denmark	—	3,766,100	—
Finland	—	6,054,161	—
France	4,350,645	32,517,708	—
Germany	694,651	18,031,185	—
Hong Kong	—	8,606,426	—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
India	$7,086,380	$—	$—
Ireland	6,194,077	5,888,378	—
Israel	1,770,959	2,530,815	—
Italy	—	2,100,985	—
Japan	467,291	64,316,186	—
Liechtenstein	—	161,756	—
Mexico	2,736,820	—	—
Netherlands	19,168,971	8,499,748	—
New Zealand	—	1,925,230	—
Norway	—	3,038,957	—
Singapore	—	1,498,082	—
South Africa	1,392,106	2,062,041	—
South Korea	—	2,475,758	—
Spain	—	9,153,913	—
Sweden	—	8,122,286	—
Switzerland	2,252,989	27,442,648	—
Taiwan	—	4,298,862	—
United Kingdom	481,249	48,534,673	—
United States	509,470,241	—	—
Rights – Spain	18,599	—	—
Affiliated Mutual Fund	32,578,587	—	—

Total	$609,243,773	$282,235,778	$14,577

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	5.1%
Oil, Gas & Consumable Fuels	4.9
Banks	4.7
Insurance	4.5
IT Services	4.4
Internet Software & Services	4.3
Software	3.7
Affiliated Mutual Fund (including 1.2% of collateral for securities on loan)	3.5
Capital Markets	3.2
Semiconductors & Semiconductor Equipment	2.9
Food & Staples Retailing	2.8
Industrial Conglomerates	2.6
Machinery	2.4
Chemicals	2.4
Hotels, Restaurants & Leisure	2.4
Internet & Catalog Retail	2.3
Health Care Providers & Services	2.2
Electronic Equipment, Instruments & Components	2.1
Media	2.1
Health Care Equipment & Supplies	2.0
Food Products	2.0
Aerospace & Defense	1.8
Personal Products	1.5
Automobiles	1.5
Biotechnology	1.4
Diversified Telecommunication Services	1.3
Auto Components	1.3
Multi-Utilities	1.3
Electric Utilities	1.2
Trading Companies & Distributors	1.2
Specialty Retail	1.0
Airlines	0.9

Textiles, Apparel & Luxury Goods	0.9%
Technology Hardware, Storage & Peripherals	0.9
Real Estate Management & Development	0.8
Household Products	0.8
Communications Equipment	0.7
Tobacco	0.7
Household Durables	0.7
Leisure Products	0.6
Real Estate Investment Trusts (REITs)	0.6
Professional Services	0.6
Road & Rail	0.6
Construction & Engineering	0.5
Diversified Financial Services	0.5
Consumer Finance	0.5
Commercial Services & Supplies	0.5
Building Products	0.5
Construction Materials	0.5
Independent Power & Renewable Electricity Producers	0.5
Beverages	0.5
Life Sciences Tools & Services	0.5
Wireless Telecommunication Services	0.4
Containers & Packaging	0.4
Paper & Forest Products	0.3
Metals & Mining	0.3
Multiline Retail	0.3
Electrical Equipment	0.2
Gas Utilities	0.1
Air Freight & Logistics	0.1

95.4
Other assets in excess of liabilities	4.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not designated for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$18,599	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

For the six months ended June 30,2016, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*
Equity contracts	$403

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $11,076,589:
Unaffiliated investments (cost $743,926,794)	$858,915,541
Affiliated investments (cost $32,578,587)	32,578,587
Foreign currency, at value (cost $3,327,786)	3,319,084
Receivable for investments sold	52,543,507
Tax reclaim receivable	1,681,535
Dividends receivable	1,508,076
Receivable for Series shares sold	293
Prepaid expenses	812

Total Assets	950,547,435

LIABILITIES
Payable to broker for collateral for securities on loan	11,288,864
Payable for investments purchased	4,000,357
Management fee payable	571,874
Accrued expenses and other liabilities	181,071
Payable for Series shares repurchased	91,643
Payable to custodian	1,832
Affiliated transfer agent fee payable	980

Total Liabilities	16,136,621

NET ASSETS	$934,410,814

Net assets were comprised of:
Paid-in capital	$734,032,754
Retained earnings	200,378,060

Net assets, June 30, 2016	$934,410,814

Net asset value and redemption price per share $934,410,814 / 35,738,109 outstanding shares of beneficial interest	$26.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $948,739, of which $8,165 is reimbursable by an affiliate)	$11,412,294
Affiliated income from securities lending, net	275,063
Affiliated dividend income	67,225

Total income	11,754,582

EXPENSES
Management fee	3,447,550
Custodian and accounting fees	163,000
Shareholders’ reports	57,000
Audit fee	14,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Miscellaneous	25,838

Total expenses	3,732,388
Less: Management fee waiver	(50,556)

Net expenses	3,681,832

NET INVESTMENT INCOME (LOSS)	8,072,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(5,621,973)
Foreign currency transactions	38,555

(5,583,418)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,586,906)
Foreign currencies	(18,591)

(10,605,497)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(16,188,915)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,116,165)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,072,750	$10,401,170
Net realized gain (loss) on investment and foreign currency transactions	(5,583,418)	30,378,029
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,605,497)	(12,947,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,116,165)	27,831,213

SERIES SHARE TRANSACTIONS
Series shares sold [81,893 and 10,575,719 shares, respectively]	2,099,436	267,851,761
Series shares repurchased [1,005,053 and 1,878,916 shares, respectively]	(25,667,548)	(49,569,010)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(23,568,112)	218,282,751

Capital Contributions (Note 4)	808,056	—

TOTAL INCREASE (DECREASE)	(30,876,221)	246,113,964
NET ASSETS:
Beginning of period	965,287,035	719,173,071

End of period	$934,410,814	$965,287,035

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 100.8% ASSET-BACKED SECURITIES — 5.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 5.8%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	2.228%	(a)	10/15/26	750	$745,938
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.734%	(a)	04/20/25	1,750	1,732,736
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.233%	(a)	10/17/26	750	746,247
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	2.163%	(a)	04/18/27	500	495,385
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	2.108%	(a)	01/15/26	600	595,008
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.033%	(a)	01/17/26	250	247,685
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	2.098%	(a)	10/15/26	3,250	3,228,960
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	2.098%	(a)	04/15/26	250	249,422
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.155%	(a)	07/22/27	500	497,070
Regatta IV Funding Ltd., Series 2014-1A, Class A1, 144A	2.048%	(a)	07/25/26	250	246,967
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	2.044%	(a)	10/20/23	500	498,899
Shackleton V CLO Ltd., Series 2014-5A, Class A, 144A	2.132%	(a)	05/07/26	750	748,781
Silver Spring CLO Ltd., Series 2014-1A, Class A, 144A	2.078%	(a)	10/15/26	1,489	1,466,705
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.154%	(a)	07/20/27	750	744,806
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.264%	(a)	04/20/26	1,500	1,492,076

					13,736,685

Non-Residential Mortgage-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	47	47,809
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	60	61,288
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	44	44,737
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	156	163,117

					316,951

TOTAL ASSET-BACKED SECURITIES (cost $14,083,409)					14,053,636

COMMERCIAL MORTGAGE-BACKED SECURITIES — 27.5%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,034	1,032,544
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	756,768
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,047	1,049,677
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	1,600	1,691,979
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,077,830
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	211,168
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,926,507
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(a)	12/25/23	2,650	2,942,108
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	568,923
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,831,909
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	1,600	1,701,081
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(a)	04/25/27	1,600	1,737,328
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(a)	11/25/25	1,500	1,599,997
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	272,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,203,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.795%	(a)	06/25/20	17,978	863,829
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.840%	(a)	03/25/22	17,741	1,406,820
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(a)	05/25/22	9,037	637,716
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(a)	06/25/22	9,590	688,339

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	$2,101,486
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013%	(a)	10/25/22	27,169	1,221,216
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310%	(a)	05/25/23	2,730	2,997,211
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(a)	07/25/23	3,600	3,894,207
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,536,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,357,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200	3,395,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,000	4,316,618
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	400	442,994
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(a)	08/25/16	1,768	387
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(a)	05/25/19	7,986	336,845
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(a)	07/25/19	7,680	331,194
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	2,600	2,812,201
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,763,278
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,692,645
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.927%	(a)	06/15/49	156	158,179
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,755,686
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(a)	07/12/46	1,200	1,201,004
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,500	1,513,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,723,930
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(a)	07/15/45	1,000	999,111

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,230,743)					65,783,552

CORPORATE BOND — 1.0%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes (cost $2,438,660)	4.300%		12/15/21	2,160	2,469,517

FOREIGN AGENCY — 0.4%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $816,933)	3.150%		07/24/24	820	881,256

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	87	89,062
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	16	15,733
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	180	182,299
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	18	18,324
Merrill Lynch Mortgage Investors Trust Series, Series 2003-E, Class A1	1.073%	(a)	10/25/28	35	33,473
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(a)	02/25/34	161	158,948

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $495,783)					497,839

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000	$1,034,109
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.743%	(a)	05/01/34	284	299,245
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,000	3,104,337
Federal Home Loan Mortgage Corp.	3.000%		06/01/29-06/01/45	1,733	1,814,807
Federal Home Loan Mortgage Corp.(b)	3.500%		TBA	2,000	2,105,938
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,108,438
Federal Home Loan Mortgage Corp.	3.500%		08/01/26-08/01/43	4,633	4,898,571
Federal Home Loan Mortgage Corp.(b)	4.000%		TBA	3,750	4,013,672
Federal Home Loan Mortgage Corp.	4.000%		TBA	3,000	3,208,125
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	2,641	2,833,496
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,505	2,745,115
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	1,094	1,219,360
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	656	737,840
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	490	559,974
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	80	91,969
Federal National Mortgage Assoc.	2.289%	(a)	07/01/33	807	854,176
Federal National Mortgage Assoc.	2.456%	(a)	06/01/34	265	281,369
Federal National Mortgage Assoc.	2.500%		TBA	6,000	6,207,535
Federal National Mortgage Assoc.	2.518%	(a)	08/01/33	539	569,586
Federal National Mortgage Assoc.	2.547%	(a)	04/01/34	238	250,350
Federal National Mortgage Assoc.	2.617%	(a)	04/01/34	128	133,827
Federal National Mortgage Assoc.	3.000%		TBA	13,750	14,243,600
Federal National Mortgage Assoc.	3.000%		08/01/28-02/01/31	3,640	3,820,391
Federal National Mortgage Assoc.	3.500%		TBA	14,750	15,545,116
Federal National Mortgage Assoc.	3.500%		03/01/27-06/01/39	1,217	1,289,361
Federal National Mortgage Assoc.	4.000%		TBA	2,000	2,142,443
Federal National Mortgage Assoc.	4.000%		09/01/40-09/01/44	4,106	4,412,008
Federal National Mortgage Assoc.	4.500%		05/01/40	3,362	3,717,661
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	1,718	1,878,740
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	4,749	5,387,687
Federal National Mortgage Assoc.	6.000%		05/01/21-05/01/38	776	886,981
Federal National Mortgage Assoc.	6.500%		07/01/32-10/01/37	1,258	1,511,816
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	153	176,521
Federal National Mortgage Assoc.	8.000%		10/01/23-02/01/26	7	7,154
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	25	29,088
Financing Corp. Strips Principal, Series 4-P, PO	1.390%	(c)	10/06/17	2,700	2,677,774
Government National Mortgage Assoc.(b)	3.000%		TBA	2,500	2,613,916
Government National Mortgage Assoc.	3.000%		TBA	3,500	3,652,373
Government National Mortgage Assoc.	3.000%		03/15/45	2,776	2,902,786
Government National Mortgage Assoc.(b)	3.500%		TBA	7,500	7,960,254
Government National Mortgage Assoc.	3.500%		TBA	3,500	3,709,863
Government National Mortgage Assoc.	4.000%		06/15/40	363	389,780
Government National Mortgage Assoc.	4.500%		02/20/41-03/20/41	1,909	2,084,383
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	673	759,221
Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	583	669,026
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	193	230,087
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	374	411,848
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	63	69,762
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	127	144,124
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520	1,619,460
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,040	1,133,912
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.220%	(c)	07/15/20	740	706,454
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.734%	(c)	10/15/19	3,300	3,194,156
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001%	(c)	04/15/30	635	457,604
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510	704,997
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	400	612,522

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $128,372,461)					131,721,467

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS — 10.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds(d)	2.500%		02/15/45-02/15/46	2,115	$2,202,206
U.S. Treasury Bonds	2.500%		05/15/46	605	630,452
U.S. Treasury Bonds	3.000%		05/15/45	950	1,091,943
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	3,694	3,785,132
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	631	681,230
U.S. Treasury Notes(d)	1.000%		03/15/18	655	659,503
U.S. Treasury Notes	1.125%		06/30/21	290	291,439
U.S. Treasury Notes	1.625%		04/30/23	2,710	2,770,869
U.S. Treasury Notes	2.000%		02/15/25	1,030	1,077,638
U.S. Treasury Notes	2.125%		09/30/21-05/15/25	4,365	4,602,743
U.S. Treasury Strips Coupon	2.037%	(c)	02/15/22	1,690	1,576,767
U.S. Treasury Strips Coupon	2.184%	(c)	02/15/28	550	447,283
U.S. Treasury Strips Coupon	2.384%	(c)	05/15/29	565	445,753
U.S. Treasury Strips Coupon(e)	2.404%	(c)	08/15/21	2,525	2,384,373
U.S. Treasury Strips Coupon	4.138%	(c)	02/15/42	3,725	2,003,983
U.S. Treasury Strips Principal, PO	2.351%	(c)	05/15/43	595	311,983
U.S. Treasury Strips Principal, PO	2.543%	(c)	02/15/45	515	255,865
U.S. Treasury Strips Principal, PO	2.952%	(c)	05/15/45	800	394,524
U.S. Treasury Strips Principal, PO	3.005%	(c)	11/15/44	715	358,031

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,454,754)					25,971,717

TOTAL LONG-TERM INVESTMENTS (cost $233,892,743)					241,378,984

SHORT-TERM INVESTMENTS — 27.2%

				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $39,533,160)(f)(Note 4)				4,050,491	37,629,057
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $27,573,669)(f)(Note 4)				27,573,669	27,573,669

TOTAL SHORT-TERM INVESTMENTS (cost $67,106,829)					65,202,726

TOTAL INVESTMENTS 128.0% (cost $300,999,572)					306,581,710
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (28.0)%					(67,072,460)

NET ASSETS — 100.0%					$239,509,250

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $15,750,000 is approximately 6.6% of net assets.

(c)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(d)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
59	2 Year U.S. Treasury Notes	Sep. 2016	$12,849,174	$12,940,359	$91,185
151	5 Year U.S. Treasury Notes	Sep. 2016	18,391,698	18,446,773	55,075
132	10 Year U.S. Treasury Notes	Sep. 2016	17,155,369	17,553,938	398,569
151	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	26,397,325	28,142,625	1,745,300

					2,290,129

Short Position:
176	20 Year U.S. Treasury Bonds	Sep. 2016	28,595,035	30,332,500	(1,737,465)

					$552,664

Cash of $100,000 and a U.S. Treasury Obligation with a market value of $844,210 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
19,280	01/06/21	1.750%	3 Month LIBOR(2)	$200	$693,748	$693,548
5,100	01/13/22	2.351%	3 Month LIBOR(1)	180	(359,517)	(359,697)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(375,994)	(376,173)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	161	(131,800)	(131,961)
5,470	05/31/22	2.217%	3 Month LIBOR(1)	179	(366,056)	(366,235)
11,780	11/30/22	1.850%	3 Month LIBOR(1)	213	(547,312)	(547,525)
3,600	11/30/22	1.982%	3 Month LIBOR(1)	169	(197,215)	(197,384)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(1,082,802)	(1,083,022)
5,290	09/17/24	2.732%	3 Month LIBOR(1)	111	(609,672)	(609,783)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	(146,995)	(147,158)
1,630	01/08/26	2.210%	3 Month LIBOR(1)	23	(129,019)	(129,042)

				$1,798	$(3,252,634)	$(3,254,432)

U.S. Treasury Obligations with a combined market value of $1,443,880 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$56,096	$—	$56,096
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	70,783	—	70,783
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	16,009	—	16,009

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$22,200	$—	$22,200

				$165,088	$—	$165,088

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,736,685	$—
Non-Residential Mortgage-Backed Securities	—	316,951	—
Commercial Mortgage-Backed Securities	—	65,783,552	—
Corporate Bond	—	2,469,517	—
Foreign Agency	—	881,256	—
Residential Mortgage-Backed Securities	—	497,839	—
U.S. Government Agency Obligations	—	131,721,467	—
U.S. Treasury Obligations	—	25,971,717	—
Affiliated Mutual Funds	65,202,726	—	—
Other Financial Instruments*
Futures Contracts	552,664	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,254,432)	—
OTC Total Return Swap Agreements	—	165,088	—

Total	$65,755,390	$238,289,640	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	55.0%
Commercial Mortgage-Backed Securities	27.5
Affiliated Mutual Funds	27.2
U.S. Treasury Obligations	10.8
Collateralized Loan Obligations	5.8
Diversified Financial Services	1.0
Foreign Agency	0.4

Residential Mortgage-Backed Securities	0.2%
Non-Residential Mortgage-Backed Securities	0.1

128.0
Liabilities in excess of other assets	(28.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$2,290,129	*	Due from/to broker — variation margin futures	$1,737,465	*
Interest rate contracts	Due from/to broker — variation margin swaps	693,548	*	Due from/to broker — variation margin swaps	3,947,980	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	165,088		—	—

Total		$3,148,765			$5,685,445

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(384,680)	$(157,665)	$2,071,033	$2,325	$565,809	$2,096,822

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$214,775	$(127,080)	$383,621	$(2,256,576)	$(1,785,260)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Position(3)	Interest Rate Swap Agreements(2)
$104,646	$220,320	$95,916,078	$41,084,922	$99,165

Total Return Swap Agreements(2)
$2,000

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$165,088	$—	$—	$165,088

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value:
Unaffiliated investments (cost $233,892,743)	$241,378,984
Affiliated investments (cost $67,106,829)	65,202,726
Deposit with broker for futures	100,000
Receivable for investments sold	71,092,476
Dividends and interest receivable	739,109
Unrealized appreciation on OTC swap agreements	165,088
Due from broker—variation margin swaps	33,256
Receivable for Series shares sold	748
Prepaid expenses	367

Total Assets	378,712,754

LIABILITIES
Payable for investments purchased	138,968,452
Accrued expenses and other liabilities	104,117
Management fee payable	78,099
Payable for Series shares repurchased	42,394
Due to broker—variation margin futures	8,941
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	521

Total Liabilities	139,203,504

NET ASSETS	$239,509,250

Net assets were comprised of:
Paid-in capital	$212,553,096
Retained earnings	26,956,154

Net assets, June 30, 2016	$239,509,250

Net asset value and redemption price per share $239,509,250 / 19,008,235 outstanding shares of beneficial interest	$12.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,249,176
Affiliated dividend income	320,326
Affiliated income from securities lending, net	4,702

Total income	2,574,204

EXPENSES
Management fee	469,670
Shareholders’ reports	52,000
Custodian and accounting fees	40,000
Audit fee	17,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	2,000
Loan interest expense	38
Miscellaneous	8,643

Total expenses	606,351

NET INVESTMENT INCOME (LOSS)	1,967,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	2,973,434
Futures transactions	2,071,033
Options written transactions	(157,665)
Forward rate agreement transactions	2,325
Swap agreement transactions	565,809

5,454,936

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $80,652)	6,050,073
Futures	383,621
Options written	(127,080)
Swap agreements	(2,256,576)

4,050,038

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	9,504,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,472,827

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,967,853	$4,806,869
Net realized gain (loss) on investment transactions	5,454,936	1,519,137
Net change in unrealized appreciation (depreciation) on investments	4,050,038	(3,732,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,472,827	2,593,957

SERIES SHARE TRANSACTIONS
Series shares sold [439,515 and 446,808 shares, respectively]	5,402,445	5,381,539
Series shares repurchased [746,818 and 9,585,972 shares, respectively]	(9,192,690)	(115,358,336)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(3,790,245)	(109,976,797)

Capital Contributions (Note 4)	28,977	—

TOTAL INCREASE (DECREASE)	7,711,559	(107,382,840)
NET ASSETS:
Beginning of period	231,797,691	339,180,531

End of period	$239,509,250	$231,797,691

SEE NOTES TO FINANCIAL STATEMENTS.

A113

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	101,536	$13,186,480
General Dynamics Corp.	49,000	6,822,760
Honeywell International, Inc.	128,250	14,918,040
L-3 Communications Holdings, Inc.	13,000	1,906,970
Lockheed Martin Corp.	43,898	10,894,167
Northrop Grumman Corp.	30,326	6,740,863
Raytheon Co.	50,118	6,813,542
Rockwell Collins, Inc.(a)	22,100	1,881,594
Textron, Inc.	45,400	1,659,824
TransDigm Group, Inc.*(a)	8,300	2,188,627
United Technologies Corp.	129,900	13,321,245

		80,334,112

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	1,789,425
Expeditors International of Washington, Inc.	30,300	1,485,912
FedEx Corp.	43,040	6,532,611
United Parcel Service, Inc. (Class B Stock)	115,600	12,452,432

		22,260,380

Airlines — 0.5%
Alaska Air Group, Inc.	18,800	1,095,852
American Airlines Group, Inc.	97,700	2,765,887
Delta Air Lines, Inc.	130,200	4,743,186
Southwest Airlines Co.	106,837	4,189,079
United Continental Holdings, Inc.*	57,700	2,368,008

		15,162,012

Auto Components — 0.3%
BorgWarner, Inc.	36,500	1,077,480
Delphi Automotive PLC (United Kingdom)	46,300	2,898,380
Goodyear Tire & Rubber Co. (The)	44,300	1,136,738
Johnson Controls, Inc.	108,300	4,793,358

		9,905,956

Automobiles — 0.5%
Ford Motor Co.	649,559	8,164,957
General Motors Co.	235,300	6,658,990
Harley-Davidson, Inc.(a)	30,800	1,395,240

		16,219,187

Banks — 5.1%
Bank of America Corp.	1,727,082	22,918,378
BB&T Corp.	136,100	4,846,521
Citigroup, Inc.	493,822	20,933,115
Citizens Financial Group, Inc.	88,500	1,768,230
Comerica, Inc.	29,150	1,198,939
Fifth Third Bancorp	130,749	2,299,875
Huntington Bancshares, Inc.	128,975	1,153,037
JPMorgan Chase & Co.	613,545	38,125,686
KeyCorp	135,800	1,500,590
M&T Bank Corp.	26,900	3,180,387
People’s United Financial, Inc.(a)	50,700	743,262
PNC Financial Services Group, Inc. (The)	83,893	6,828,051

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Regions Financial Corp.	214,512	$1,825,497
SunTrust Banks, Inc.	84,600	3,475,368
U.S. Bancorp	273,381	11,025,456
Wells Fargo & Co.	770,736	36,478,935
Zions Bancorporation	33,800	849,394

		159,150,721

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)	17,050	1,700,908
Coca-Cola Co. (The)	650,450	29,484,899
Constellation Brands, Inc. (Class A Stock)	29,100	4,813,140
Dr. Pepper Snapple Group, Inc.	31,800	3,072,834
Molson Coors Brewing Co. (Class B Stock)	30,500	3,084,465
Monster Beverage Corp.*	23,800	3,824,898
PepsiCo, Inc.	242,014	25,638,963

		71,620,107

Biotechnology — 2.8%
AbbVie, Inc.	269,000	16,653,790
Alexion Pharmaceuticals, Inc.*	37,800	4,413,528
Amgen, Inc.	125,994	19,169,987
Biogen, Inc.*	36,775	8,892,931
Celgene Corp.*	130,900	12,910,667
Gilead Sciences, Inc.	225,000	18,769,500
Regeneron Pharmaceuticals, Inc.*	13,100	4,574,913
Vertex Pharmaceuticals, Inc.*	41,200	3,544,024

		88,929,340

Building Products — 0.1%
Allegion PLC	16,633	1,154,829
Fortune Brands Home & Security, Inc.	19,700	1,142,009
Masco Corp.	55,400	1,714,076

		4,010,914

Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	9,300	1,309,161
Ameriprise Financial, Inc.	28,300	2,542,755
Bank of New York Mellon Corp. (The)	179,989	6,992,573
BlackRock, Inc.	21,050	7,210,256
Charles Schwab Corp. (The)	200,900	5,084,779
E*TRADE Financial Corp.*	47,310	1,111,312
Franklin Resources, Inc.	63,400	2,115,658
Goldman Sachs Group, Inc. (The)	65,800	9,776,564
Invesco Ltd.	70,600	1,803,124
Legg Mason, Inc.	18,300	539,667
Morgan Stanley	253,210	6,578,396
Northern Trust Corp.	36,100	2,391,986
State Street Corp.	66,825	3,603,204
T. Rowe Price Group, Inc.	41,500	3,028,255

		54,087,690

Chemicals — 1.9%
Air Products & Chemicals, Inc.	32,500	4,616,300
CF Industries Holdings, Inc.	39,100	942,310
Dow Chemical Co. (The)	187,011	9,296,317

SEE NOTES TO FINANCIAL STATEMENTS.

A114

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	145,991	$9,460,217
Eastman Chemical Co.	24,700	1,677,130
Ecolab, Inc.	44,600	5,289,560
FMC Corp.	22,500	1,041,975
International Flavors & Fragrances, Inc.(a)	13,300	1,676,731
LyondellBasell Industries NV (Class A Stock)	58,000	4,316,360
Monsanto Co.	72,496	7,496,811
Mosaic Co. (The)	56,200	1,471,316
PPG Industries, Inc.	44,700	4,655,505
Praxair, Inc.	47,800	5,372,242
Sherwin-Williams Co. (The)	13,300	3,905,811

		61,218,585

Commercial Services & Supplies — 0.4%
Cintas Corp.	15,000	1,471,950
Pitney Bowes, Inc.	32,200	573,160
Republic Services, Inc.	40,535	2,079,851
Stericycle, Inc.*	14,500	1,509,740
Tyco International PLC	70,900	3,020,340
Waste Management, Inc.	69,630	4,614,380

		13,269,421

Communications Equipment — 1.0%
Cisco Systems, Inc.	841,575	24,144,787
F5 Networks, Inc.*	11,800	1,343,312
Harris Corp.	20,900	1,743,896
Juniper Networks, Inc.	60,000	1,349,400
Motorola Solutions, Inc.	26,527	1,749,986

		30,331,381

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,167,936
Jacobs Engineering Group, Inc.*	20,900	1,041,029
Quanta Services, Inc.*	26,200	605,744

		2,814,709

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	10,800	2,073,600
Vulcan Materials Co.	22,400	2,696,064

		4,769,664

Consumer Finance — 0.7%
American Express Co.	136,500	8,293,740
Capital One Financial Corp.	88,369	5,612,315
Discover Financial Services	69,405	3,719,414
Navient Corp.	57,400	685,930
Synchrony Financial*	139,830	3,534,903

		21,846,302

Containers & Packaging — 0.3%
Avery Dennison Corp.	15,000	1,121,250
Ball Corp.(a)	22,600	1,633,754
International Paper Co.	69,667	2,952,488
Owens-Illinois, Inc.*	26,500	477,265
Sealed Air Corp.	33,420	1,536,317
WestRock Co.	42,761	1,662,120

		9,383,194

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.1%
Genuine Parts Co.	25,025	$2,533,781
LKQ Corp.*	46,000	1,458,200

		3,991,981

Diversified Consumer Services
H&R Block, Inc.(a)	39,700	913,100

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	312,500	45,246,875
CME Group, Inc.	56,700	5,522,580
Intercontinental Exchange, Inc.	19,998	5,118,688
Leucadia National Corp.	54,500	944,485
Moody’s Corp.	28,420	2,663,238
Nasdaq, Inc.	19,600	1,267,532
S&P Global, Inc.	44,300	4,751,618

		65,515,016

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,026,635	44,360,898
CenturyLink, Inc.	92,085	2,671,386
Frontier Communications Corp.	191,916	948,065
Level 3 Communications, Inc.*	48,400	2,492,116
Verizon Communications, Inc.	681,038	38,029,162

		88,501,627

Electric Utilities — 2.1%
American Electric Power Co., Inc.	82,340	5,771,211
Duke Energy Corp.	115,048	9,869,968
Edison International	54,700	4,248,549
Entergy Corp.	30,200	2,456,770
Eversource Energy	53,200	3,186,680
Exelon Corp.	154,173	5,605,730
FirstEnergy Corp.	70,980	2,477,912
NextEra Energy, Inc.	76,775	10,011,460
PG&E Corp.	82,300	5,260,616
Pinnacle West Capital Corp.	19,000	1,540,140
PPL Corp.	112,600	4,250,650
Southern Co. (The)	152,400	8,173,212
Xcel Energy, Inc.	85,095	3,810,554

		66,663,452

Electrical Equipment — 0.5%
Acuity Brands, Inc.	6,600	1,636,536
AMETEK, Inc.	39,500	1,826,085
Eaton Corp. PLC	76,861	4,590,908
Emerson Electric Co.(a)	107,700	5,617,632
Rockwell Automation, Inc.	22,100	2,537,522

		16,208,683

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	51,800	2,969,694
Corning, Inc.	183,400	3,756,032
FLIR Systems, Inc.	23,000	711,850
TE Connectivity Ltd. (Switzerland)	61,000	3,483,710

		10,921,286

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	73,148	3,301,169
Diamond Offshore Drilling, Inc.	11,900	289,527
FMC Technologies, Inc.*	37,900	1,010,793

SEE NOTES TO FINANCIAL STATEMENTS.

A115

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Halliburton Co.	143,500	$6,499,115
Helmerich & Payne, Inc.	18,100	1,215,053
National Oilwell Varco, Inc.	63,100	2,123,315
Schlumberger Ltd.	232,098	18,354,310
Transocean Ltd.	56,000	665,840

		33,459,122

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	73,322	11,514,487
CVS Health Corp.	181,638	17,390,022
Kroger Co. (The)	159,500	5,868,005
Sysco Corp.	88,000	4,465,120
Wal-Mart Stores, Inc.	257,800	18,824,556
Walgreens Boots Alliance, Inc.	144,500	12,032,515
Whole Foods Market, Inc.	54,400	1,741,888

		71,836,593

Food Products — 1.8%
Archer-Daniels-Midland Co.	99,538	4,269,185
Campbell Soup Co.	30,100	2,002,553
ConAgra Foods, Inc.	72,600	3,471,006
General Mills, Inc.	99,400	7,089,208
Hershey Co. (The)	24,100	2,735,109
Hormel Foods Corp.	45,400	1,661,640
J.M. Smucker Co. (The)	20,100	3,063,441
Kellogg Co.	42,300	3,453,795
Kraft Heinz Co. (The)	99,337	8,789,338
McCormick & Co., Inc. (Non-Voting Shares)	19,500	2,080,065
Mead Johnson Nutrition Co.	31,193	2,830,765
Mondelez International, Inc. (Class A Stock)	262,211	11,933,222
Tyson Foods, Inc. (Class A Stock)	49,600	3,312,784

		56,692,111

Gas Utilities
AGL Resources, Inc.	20,337	1,341,632

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	246,950	9,707,604
Baxter International, Inc.	91,700	4,146,674
Becton, Dickinson & Co.	35,354	5,995,685
Boston Scientific Corp.*	225,499	5,269,912
C.R. Bard, Inc.	12,500	2,939,500
DENTSPLY SIRONA, Inc.	38,500	2,388,540
Edwards Lifesciences Corp.*	36,200	3,610,226
Hologic, Inc.*	41,400	1,432,440
Intuitive Surgical, Inc.*	6,290	4,160,269
Medtronic PLC	235,228	20,410,733
St. Jude Medical, Inc.	47,400	3,697,200
Stryker Corp.	52,500	6,291,075
Varian Medical Systems, Inc.*	15,800	1,299,234
Zimmer Biomet Holdings, Inc.	31,386	3,778,247

		75,127,339

Health Care Providers & Services — 2.7%
Aetna, Inc.	58,457	7,139,353
AmerisourceBergen Corp.	32,100	2,546,172
Anthem, Inc.	43,800	5,752,692
Cardinal Health, Inc.	55,175	4,304,202

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Centene Corp.*	28,600	$2,041,182
Cigna Corp.	42,800	5,477,972
DaVita HealthCare Partners, Inc.*	28,200	2,180,424
Express Scripts Holding Co.*	106,626	8,082,251
HCA Holdings, Inc.*	51,200	3,942,912
Henry Schein, Inc.*	13,800	2,439,840
Humana, Inc.	24,900	4,479,012
Laboratory Corp. of America Holdings*	17,000	2,214,590
McKesson Corp.	38,307	7,150,001
Patterson Cos., Inc.	14,200	680,038
Quest Diagnostics, Inc.	23,800	1,937,558
UnitedHealth Group, Inc.	159,300	22,493,160
Universal Health Services, Inc. (Class B Stock)	15,100	2,024,910

		84,886,269

Health Care Technology — 0.1%
Cerner Corp.*	51,200	3,000,320

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	75,500	3,337,100
Chipotle Mexican Grill, Inc.*	5,120	2,062,131
Darden Restaurants, Inc.	19,250	1,219,295
Marriott International, Inc. (Class A Stock)(a)	31,603	2,100,335
McDonald’s Corp.	148,000	17,810,320
Royal Caribbean Cruises Ltd.(a)	28,800	1,933,920
Starbucks Corp.	246,500	14,080,080
Starwood Hotels & Resorts Worldwide, Inc.	28,400	2,100,180
Wyndham Worldwide Corp.	19,463	1,386,350
Wynn Resorts Ltd.	12,900	1,169,256
Yum! Brands, Inc.	68,200	5,655,144

		52,854,111

Household Durables — 0.5%
D.R. Horton, Inc.	55,000	1,731,400
Garmin Ltd. (Switzerland)	19,300	818,706
Harman International Industries, Inc.	11,700	840,294
Leggett & Platt, Inc.	22,700	1,160,197
Lennar Corp. (Class A Stock)	30,100	1,387,610
Mohawk Industries, Inc.*	10,700	2,030,432
Newell Rubbermaid, Inc.	74,249	3,606,274
PulteGroup, Inc.	52,585	1,024,882
Whirlpool Corp.	13,007	2,167,486

		14,767,281

Household Products — 2.0%
Church & Dwight Co., Inc.	22,000	2,263,580
Clorox Co. (The)	21,700	3,003,063
Colgate-Palmolive Co.	149,500	10,943,400
Kimberly-Clark Corp.	60,488	8,315,890
Procter & Gamble Co. (The)	443,406	37,543,186

		62,069,119

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,377,792
NRG Energy, Inc.	51,300	768,987

		2,146,779

SEE NOTES TO FINANCIAL STATEMENTS.

A116

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.5%
3M Co.	101,200	$17,722,144
Danaher Corp.	100,000	10,100,000
General Electric Co.	1,540,047	48,480,680
Roper Technologies, Inc.	16,900	2,882,464

		79,185,288

Insurance — 2.4%
Aflac, Inc.	70,300	5,072,848
Allstate Corp. (The)	63,888	4,468,966
American International Group, Inc.	187,829	9,934,276
Aon PLC	45,225	4,939,927
Arthur J. Gallagher & Co.	25,600	1,218,560
Assurant, Inc.	10,800	932,148
Chubb Ltd.	77,090	10,076,434
Cincinnati Financial Corp.	25,228	1,889,325
Hartford Financial Services Group, Inc. (The)	66,400	2,946,832
Lincoln National Corp.	40,163	1,557,119
Loews Corp.	44,626	1,833,682
Marsh & McLennan Cos., Inc.	87,500	5,990,250
MetLife, Inc.	183,600	7,312,788
Principal Financial Group, Inc.	46,000	1,891,060
Progressive Corp. (The)	98,000	3,283,000
Torchmark Corp.	18,875	1,166,852
Travelers Cos., Inc. (The)	49,398	5,880,338
Unum Group	40,956	1,301,991
Willis Towers Watson PLC	22,000	2,734,820
XL Group PLC (Ireland)	48,900	1,628,859

		76,060,075

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	64,500	46,157,490
Expedia, Inc.	19,800	2,104,740
Netflix, Inc.*	71,690	6,558,201
Priceline Group, Inc. (The)*	8,360	10,436,708
TripAdvisor, Inc.*	19,400	1,247,420

		66,504,559

Internet Software & Services — 4.0%
Akamai Technologies, Inc.*	29,400	1,644,342
Alphabet, Inc. (Class A Stock)*	48,965	34,448,346
Alphabet, Inc. (Class C Stock)*	49,570	34,307,397
eBay, Inc.*	183,500	4,295,735
Facebook, Inc. (Class A Stock)*	385,000	43,997,800
VeriSign, Inc.*	16,400	1,417,944
Yahoo!, Inc.*	145,700	5,472,492

		125,584,056

IT Services — 3.6%
Accenture PLC (Class A Stock)	104,800	11,872,792
Alliance Data Systems Corp.*	9,900	1,939,608
Automatic Data Processing, Inc.	76,600	7,037,242
Cognizant Technology Solutions Corp. (Class A Stock)*	102,000	5,838,480
CSRA, Inc.	22,600	529,518
Fidelity National Information Services, Inc.	46,500	3,426,120
Fiserv, Inc.*	37,300	4,055,629
Global Payments, Inc.	23,700	1,691,706

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	147,725	$22,421,701
MasterCard, Inc. (Class A Stock)	163,700	14,415,422
Paychex, Inc.	53,850	3,204,075
PayPal Holdings, Inc.*	183,400	6,695,934
Teradata Corp.*	23,000	576,610
Total System Services, Inc.	28,293	1,502,641
Visa, Inc. (Class A Stock)(a)	318,500	23,623,145
Western Union Co. (The)	83,504	1,601,607
Xerox Corp.	158,711	1,506,167

		111,938,397

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,608,409
Mattel, Inc.	57,181	1,789,193

		3,397,602

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	54,782	2,430,129
Illumina, Inc.*	23,800	3,341,044
PerkinElmer, Inc.	18,600	975,012
Thermo Fisher Scientific, Inc.	66,400	9,811,264
Waters Corp.*	13,700	1,926,905

		18,484,354

Machinery — 1.2%
Caterpillar, Inc.(a)	97,600	7,399,056
Cummins, Inc.	27,200	3,058,368
Deere & Co.(a)	50,150	4,064,156
Dover Corp.	26,400	1,830,048
Flowserve Corp.	21,800	984,706
Illinois Tool Works, Inc.	54,875	5,715,780
Ingersoll-Rand PLC	43,100	2,744,608
PACCAR, Inc.	59,328	3,077,343
Parker-Hannifin Corp.	22,787	2,462,135
Pentair PLC (United Kingdom)(a)	30,707	1,789,911
Snap-on, Inc.	10,000	1,578,200
Stanley Black & Decker, Inc.	25,135	2,795,515
Xylem, Inc.(a)	30,400	1,357,360

		38,857,186

Media — 2.6%
CBS Corp. (Class B Non-Voting Stock)	70,768	3,852,610
Comcast Corp. (Class A Stock)	405,846	26,457,101
Discovery Communications, Inc. (Class A Stock)*	24,500	618,135
Discovery Communications, Inc. (Class C Stock)*(a)	39,900	951,615
Interpublic Group of Cos., Inc. (The)	67,762	1,565,302
News Corp. (Class A Stock)	63,025	715,334
News Corp. (Class B Stock)(a)	18,100	211,227
Omnicom Group, Inc.	40,100	3,267,749
Scripps Networks Interactive, Inc. (Class A Stock)	16,400	1,021,228
TEGNA, Inc.	37,000	857,290
Time Warner, Inc.	132,315	9,730,445
Twenty-First Century Fox, Inc. (Class A Stock)	186,700	5,050,235

SEE NOTES TO FINANCIAL STATEMENTS.

A117

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Twenty-First Century Fox, Inc. (Class B Stock)	72,300	$1,970,175
Viacom, Inc. (Class B Stock)	57,843	2,398,749
Walt Disney Co. (The)	249,976	24,452,652

		83,119,847

Metals & Mining — 0.3%
Alcoa, Inc.	219,576	2,035,470
Freeport-McMoRan, Inc.	203,812	2,270,466
Newmont Mining Corp.	88,803	3,473,973
Nucor Corp.	53,600	2,648,376

		10,428,285

Multi-Utilities — 1.2%
Ameren Corp.	40,900	2,191,422
CenterPoint Energy, Inc.	70,910	1,701,840
CMS Energy Corp.	46,600	2,137,076
Consolidated Edison, Inc.	49,200	3,957,648
Dominion Resources, Inc.(a)	99,884	7,783,960
DTE Energy Co.	30,100	2,983,512
NiSource, Inc.	52,900	1,402,908
Public Service Enterprise Group, Inc.	84,900	3,957,189
SCANA Corp.	24,300	1,838,538
Sempra Energy	39,554	4,509,947
TECO Energy, Inc.	39,400	1,089,016
WEC Energy Group, Inc.	52,976	3,459,333

		37,012,389

Multiline Retail — 0.6%
Dollar General Corp.	49,100	4,615,400
Dollar Tree, Inc.*	39,447	3,717,485
Kohl’s Corp.(a)	32,200	1,221,024
Macy’s, Inc.	52,920	1,778,641
Nordstrom, Inc.(a)	21,500	818,075
Target Corp.	99,568	6,951,838

		19,102,463

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	85,226	4,538,284
Apache Corp.(a)	63,350	3,526,695
Cabot Oil & Gas Corp.	72,400	1,863,576
Chesapeake Energy Corp.*	77,600	332,128
Chevron Corp.	314,142	32,931,506
Cimarex Energy Co.	16,000	1,909,120
Columbia Pipeline Group, Inc.	65,200	1,661,948
Concho Resources, Inc.*	20,900	2,492,743
ConocoPhillips	207,029	9,026,464
Devon Energy Corp.	81,500	2,954,375
EOG Resources, Inc.	92,200	7,691,324
EQT Corp.	28,400	2,199,012
Exxon Mobil Corp.	692,904	64,952,821
Hess Corp.	43,875	2,636,888
Kinder Morgan, Inc.	306,743	5,742,229
Marathon Oil Corp.	134,694	2,021,757
Marathon Petroleum Corp.	89,394	3,393,396
Murphy Oil Corp.(a)	27,700	879,475
Newfield Exploration Co.*	30,100	1,329,818
Noble Energy, Inc.	71,400	2,561,118
Occidental Petroleum Corp.	127,700	9,649,012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.(a)	35,340	$1,676,883
Phillips 66	78,364	6,217,400
Pioneer Natural Resources Co.	27,100	4,097,791
Range Resources Corp.	27,300	1,177,722
Southwestern Energy Co.*(a)	63,200	795,056
Spectra Energy Corp.	112,542	4,122,413
Tesoro Corp.	20,000	1,498,400
Valero Energy Corp.	79,800	4,069,800
Williams Cos., Inc. (The)	114,400	2,474,472

		190,423,626

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,400	3,404,148

Pharmaceuticals — 5.6%
Allergan PLC*	65,906	15,230,217
Bristol-Myers Squibb Co.	279,740	20,574,877
Eli Lilly & Co.	163,000	12,836,250
Endo International PLC*	34,900	544,091
Johnson & Johnson	460,996	55,918,815
Mallinckrodt PLC*	19,700	1,197,366
Merck & Co., Inc.	464,003	26,731,213
Mylan NV*	69,300	2,996,532
Perrigo Co. PLC	24,600	2,230,482
Pfizer, Inc.	1,010,423	35,576,994
Zoetis, Inc.	76,100	3,611,706

		177,448,543

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	6,200	755,408
Equifax, Inc.	20,200	2,593,680
Nielsen Holdings PLC	60,300	3,133,791
Robert Half International, Inc.	22,000	839,520
Verisk Analytics, Inc.*	24,200	1,962,136

		9,284,535

Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	71,000	8,066,310
Apartment Investment & Management Co. (Class A Stock)	26,274	1,160,260
AvalonBay Communities, Inc.	23,018	4,152,217
Boston Properties, Inc.	25,800	3,403,020
Crown Castle International Corp.	56,000	5,680,080
Digital Realty Trust, Inc.	22,800	2,484,972
Equinix, Inc.	11,555	4,480,220
Equity Residential	61,100	4,208,568
Essex Property Trust, Inc.	11,100	2,531,799
Extra Space Storage, Inc.	20,700	1,915,578
Federal Realty Investment Trust	10,700	1,771,385
General Growth Properties, Inc.	97,600	2,910,432
HCP, Inc.	78,000	2,759,640
Host Hotels & Resorts, Inc.	124,626	2,020,188
Iron Mountain, Inc.	37,230	1,482,871
Kimco Realty Corp.	69,600	2,184,048
Macerich Co. (The)	21,200	1,810,268
Prologis, Inc.	87,928	4,311,989
Public Storage	24,700	6,313,073
Realty Income Corp.	41,900	2,906,184

SEE NOTES TO FINANCIAL STATEMENTS.

A118

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	51,761	$11,226,961
SL Green Realty Corp.	17,100	1,820,637
UDR, Inc.	40,900	1,510,028
Ventas, Inc.	55,904	4,070,929
Vornado Realty Trust(a)	29,757	2,979,271
Welltower, Inc.	59,400	4,524,498
Weyerhaeuser Co.	124,630	3,710,235

		96,395,661

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	48,800	1,292,224

Road & Rail — 0.8%
CSX Corp.	161,272	4,205,974
J.B. Hunt Transport Services, Inc.	14,900	1,205,857
Kansas City Southern	18,500	1,666,665
Norfolk Southern Corp.	50,100	4,265,013
Ryder System, Inc.	9,100	556,374
Union Pacific Corp.	141,300	12,328,425

		24,228,308

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	51,500	2,916,960
Applied Materials, Inc.	184,800	4,429,656
Broadcom Ltd. (Singapore)	61,860	9,613,044
First Solar, Inc.*	13,200	639,936
Intel Corp.	787,900	25,843,120
KLA-Tencor Corp.	26,300	1,926,475
Lam Research Corp.	26,750	2,248,605
Linear Technology Corp.	40,600	1,889,118
Microchip Technology, Inc.(a)	34,300	1,741,068
Micron Technology, Inc.*	169,300	2,329,568
NVIDIA Corp.	85,850	4,035,809
Qorvo, Inc.*	22,286	1,231,524
QUALCOMM, Inc.	247,550	13,261,253
Skyworks Solutions, Inc.	32,300	2,043,944
Texas Instruments, Inc.	168,600	10,562,790
Xilinx, Inc.	42,300	1,951,299

		86,664,169

Software — 4.1%
Activision Blizzard, Inc.	84,600	3,352,698
Adobe Systems, Inc.*	83,675	8,015,228
Autodesk, Inc.*	38,100	2,062,734
CA, Inc.	49,273	1,617,633
Citrix Systems, Inc.*	26,300	2,106,367
Electronic Arts, Inc.*	52,100	3,947,096
Intuit, Inc.	43,000	4,799,230
Microsoft Corp.	1,317,900	67,436,943
Oracle Corp.	523,595	21,430,743
Red Hat, Inc.*	30,900	2,243,340
salesforce.com, inc.*	104,700	8,314,227
Symantec Corp.	103,711	2,130,224

		127,456,463

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	12,400	2,004,212
AutoNation, Inc.*(a)	12,989	610,223
AutoZone, Inc.*	5,080	4,032,707

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Bed Bath & Beyond, Inc.	28,100	$1,214,482
Best Buy Co., Inc.	47,225	1,445,085
CarMax, Inc.*(a)	32,800	1,608,184
Foot Locker, Inc.	21,100	1,157,546
Gap, Inc. (The)(a)	37,187	789,108
Home Depot, Inc. (The)	208,969	26,683,252
L. Brands, Inc.	42,696	2,866,183
Lowe’s Cos., Inc.	148,225	11,734,973
O’Reilly Automotive, Inc.*	16,300	4,418,930
Ross Stores, Inc.	68,400	3,877,596
Signet Jewelers Ltd.	13,500	1,112,535
Staples, Inc.	105,000	905,100
Tiffany & Co.	19,000	1,152,160
TJX Cos., Inc. (The)	112,000	8,649,760
Tractor Supply Co.	22,700	2,069,786
Ulta Salon Cosmetics & Fragrance, Inc.*	10,300	2,509,492
Urban Outfitters, Inc.*	15,600	429,000

		79,270,314

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	916,705	87,636,998
EMC Corp.	323,074	8,777,920
Hewlett Packard Enterprise Co.	284,966	5,206,329
HP, Inc.	289,966	3,639,073
NetApp, Inc.	49,000	1,204,910
Seagate Technology PLC(a)	50,400	1,227,744
Western Digital Corp.	46,968	2,219,708

		109,912,682

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	46,800	1,906,632
Hanesbrands, Inc.	65,700	1,651,041
Michael Kors Holdings Ltd.*	30,100	1,489,348
NIKE, Inc. (Class B Stock)	223,600	12,342,720
PVH Corp.	13,900	1,309,797
Ralph Lauren Corp.	10,100	905,162
Under Armour, Inc. (Class A Stock)*(a)	28,800	1,155,744
Under Armour, Inc. (Class C Stock)*(a)	29,003	1,055,709
VF Corp.	57,244	3,519,934

		25,336,087

Tobacco — 1.8%
Altria Group, Inc.	327,900	22,611,984
Philip Morris International, Inc.	258,600	26,304,792
Reynolds American, Inc.	138,984	7,495,407

		56,412,183

Trading Companies & Distributors — 0.2%
Fastenal Co.	48,600	2,157,354
United Rentals, Inc.*	15,100	1,013,210
W.W. Grainger, Inc.(a)	9,700	2,204,325

		5,374,889

Water Utilities — 0.1%
American Water Works Co., Inc.	28,900	2,442,339

TOTAL LONG-TERM INVESTMENTS (cost $1,113,405,037)		3,041,230,168

SEE NOTES TO FINANCIAL STATEMENTS.

A119

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 5.3%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $162,702,676; includes $69,544,664 of cash collateral for securities on loan)(b)(c)(Note 4)	162,702,676	$162,702,676

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.267%, 09/15/16 (cost $4,997,233)(d)(e)	5,000	4,997,850

TOTAL SHORT-TERM INVESTMENTS (cost $167,699,909)		167,700,526

TOTAL INVESTMENTS — 102.1% (cost $1,281,104,946)		3,208,930,694
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (2.1)%		(65,676,438)

NET ASSETS — 100.0%		$3,143,254,256

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,708,803; cash collateral of $69,544,664 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
40	S&P 500 E-Mini	Sep. 2016	$4,132,110	$4,180,400	$48,290
178	S&P 500 Index	Sep. 2016	92,742,677	93,013,900	271,223

					$319,513

A U.S. Treasury Obligation with a market value of $4,997,850 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$80,334,112	$—	$—
Air Freight & Logistics	22,260,380	—	—
Airlines	15,162,012	—	—
Auto Components	9,905,956	—	—
Automobiles	16,219,187	—	—
Banks	159,150,721	—	—
Beverages	71,620,107	—	—
Biotechnology	88,929,340	—	—
Building Products	4,010,914	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A120

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$54,087,690	$—	$—
Chemicals	61,218,585	—	—
Commercial Services & Supplies	13,269,421	—	—
Communications Equipment	30,331,381	—	—
Construction & Engineering	2,814,709	—	—
Construction Materials	4,769,664	—	—
Consumer Finance	21,846,302	—	—
Containers & Packaging	9,383,194	—	—
Distributors	3,991,981	—	—
Diversified Consumer Services	913,100	—	—
Diversified Financial Services	65,515,016	—	—
Diversified Telecommunication Services	88,501,627	—	—
Electric Utilities	66,663,452	—	—
Electrical Equipment	16,208,683	—	—
Electronic Equipment, Instruments & Components	10,921,286	—	—
Energy Equipment & Services	33,459,122	—	—
Food & Staples Retailing	71,836,593	—	—
Food Products	56,692,111	—	—
Gas Utilities	1,341,632	—	—
Health Care Equipment & Supplies	75,127,339	—	—
Health Care Providers & Services	84,886,269	—	—
Health Care Technology	3,000,320	—	—
Hotels, Restaurants & Leisure	52,854,111	—	—
Household Durables	14,767,281	—	—
Household Products	62,069,119	—	—
Independent Power & Renewable Electricity Producers	2,146,779	—	—
Industrial Conglomerates	79,185,288	—	—
Insurance	76,060,075	—	—
Internet & Catalog Retail	66,504,559	—	—
Internet Software & Services	125,584,056	—	—
IT Services	111,938,397	—	—
Leisure Products	3,397,602	—	—
Life Sciences Tools & Services	18,484,354	—	—
Machinery	38,857,186	—	—
Media	83,119,847	—	—
Metals & Mining	10,428,285	—	—
Multi-Utilities	37,012,389	—	—
Multiline Retail	19,102,463	—	—
Oil, Gas & Consumable Fuels	190,423,626	—	—
Personal Products	3,404,148	—	—
Pharmaceuticals	177,448,543	—	—
Professional Services	9,284,535	—	—
Real Estate Investment Trusts (REITs)	96,395,661	—	—
Real Estate Management & Development	1,292,224	—	—
Road & Rail	24,228,308	—	—
Semiconductors & Semiconductor Equipment	86,664,169	—	—
Software	127,456,463	—	—
Specialty Retail	79,270,314	—	—
Technology Hardware, Storage & Peripherals	109,912,682	—	—
Textiles, Apparel & Luxury Goods	25,336,087	—	—
Tobacco	56,412,183	—	—
Trading Companies & Distributors	5,374,889	—	—
Water Utilities	2,442,339	—	—
Affiliated Mutual Fund	162,702,676	—	—
U.S. Treasury Obligation	—	4,997,850	—
Other Financial Instruments*
Futures Contracts	319,513	—	—

Total	$3,204,252,357	$4,997,850	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	5.6
Affiliated Mutual Fund (including 2.2% of collateral for securities on loan)	5.2
Banks	5.1
Software	4.1
Internet Software & Services	4.0
IT Services	3.6
Technology Hardware, Storage & Peripherals	3.5
Real Estate Investment Trusts (REITs)	3.1
Biotechnology	2.8
Diversified Telecommunication Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Health Care Providers & Services	2.7
Media	2.6
Aerospace & Defense	2.6
Specialty Retail	2.5
Industrial Conglomerates	2.5
Insurance	2.4
Health Care Equipment & Supplies	2.4
Food & Staples Retailing	2.3
Beverages	2.3
Electric Utilities	2.1
Internet & Catalog Retail	2.1
Diversified Financial Services	2.1
Household Products	2.0
Chemicals	1.9
Food Products	1.8
Tobacco	1.8
Capital Markets	1.7
Hotels, Restaurants & Leisure	1.7
Machinery	1.2
Multi-Utilities	1.2

Energy Equipment & Services	1.1%
Communications Equipment	1.0
Textiles, Apparel & Luxury Goods	0.8
Road & Rail	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Multiline Retail	0.6
Life Sciences Tools & Services	0.6
Automobiles	0.5
Electrical Equipment	0.5
Airlines	0.5
Household Durables	0.5
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.3
Metals & Mining	0.3
Auto Components	0.3
Containers & Packaging	0.3
Professional Services	0.3
Trading Companies & Distributors	0.2
Construction Materials	0.2
Building Products	0.1
Distributors	0.1
Personal Products	0.1
Leisure Products	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$319,513	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,273,918

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(76,900)

For the six months ended June 30, 2016, the Fund’s average value at trade date for futures long postions was $91,226,177.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $67,708,803:
Unaffiliated investments (cost $1,118,402,270)	$3,046,228,018
Affiliated investments (cost $162,702,676)	162,702,676
Cash	1,996
Dividends and interest receivable	3,538,570
Receivable for investments sold	1,483,879
Due from broker—variation margin futures	1,088,100
Receivable for Series shares sold	12,844
Tax reclaim receivable	494
Prepaid expenses	3,845

Total Assets	3,215,060,422

LIABILITIES
Payable to broker for collateral for securities on loan	69,544,664
Management fee payable	761,736
Payable for Series shares repurchased	747,069
Payable for investments purchased	558,608
Accrued expenses and other liabilities	193,109
Affiliated transfer agent fee payable	980

Total Liabilities	71,806,166

NET ASSETS	$3,143,254,256

Net assets were comprised of:
Paid-in capital	$1,202,478,656
Retained earnings	1,940,775,600

Net assets, June 30, 2016	$3,143,254,256

Net asset value and redemption price per share $3,143,254,256 / 66,720,325 outstanding shares of beneficial interest	$47.11

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,848)	$32,766,665
Affiliated income from securities lending, net	336,437
Affiliated dividend income	216,062
Interest income	7,574

Total income	33,326,738

EXPENSES
Management fee	5,240,960
Custodian and accounting fees	151,000
Shareholders’ reports	56,000
Insurance expenses	23,000
Trustees’ fees	20,000
Audit fee	13,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	9,344

Total expenses	5,539,304
Less: Management fee waiver	(748,698)

Net expenses	4,790,606

NET INVESTMENT INCOME (LOSS)	28,536,132

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	29,563,530
Futures transactions	4,273,918

33,837,448

Net change in unrealized appreciation (depreciation) on:
Investments	59,419,913
Futures	(76,900)

59,343,013

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	93,180,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,716,593

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,536,132	$57,514,806
Net realized gain (loss) on investment transactions	33,837,448	152,884,259
Net change in unrealized appreciation (depreciation) on investments	59,343,013	(187,558,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,716,593	22,840,696

DISTRIBUTIONS	(210,338,581)	(93,414,310)

SERIES SHARE TRANSACTIONS
Series shares sold [2,475,449 and 4,544,250 shares, respectively]	111,612,058	225,562,519
Series shares issued in reinvestment of distributions [4,481,009 and 1,896,737 shares, respectively]	210,338,581	93,414,310
Series shares repurchased [2,183,862 and 11,644,330 shares, respectively]	(104,612,110)	(550,998,022)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	217,338,529	(232,021,193)

CAPTIAL CONTRIBUTIONS (Note 4)	4,458,724	—

TOTAL INCREASE (DECREASE)	133,175,265	(302,594,807)
NET ASSETS:
Beginning of period	3,010,078,991	3,312,673,798

End of period	$3,143,254,256	$3,010,078,991

SEE NOTES TO FINANCIAL STATEMENTS.

A123

GLOSSARY

SCHEDULE OF INVESTMENTS	as of June 30, 2016

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
ZAR	South African Rand

Index

CDX	Credit Derivative Index

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
SDR	Sweden Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A124

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

B1

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule

B2

144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory notes/Warrants:    The Series Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Series Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Series Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

B3

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns

B4

or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection

B5

against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Portfolio’s favor, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

B6

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower

B7

receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Fixed Income (“PFI”), a business unit of PGIM, Inc., Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”),

B8

Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, cost of compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee through June 30, 2016	Management Fee effective July 1, 2016	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40	0.40
Equity Portfolio	0.45	0.45	0.45
Flexible Managed Portfolio	0.60	0.60	0.60
Global Portfolio	0.75	0.75	0.74	**
Government Income Portfolio	0.40	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30% up to $4 billion 0.25% over $4 billion	0.30	%*

*	PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.
**	PI has contractually agreed, through June 30, 2017, to waive a portion of its management fee equal to an annual rate of 0.011% of the average daily net assets of the Portfolio.

At June 30, 2016, the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI, QMA
Diversified Bond Portfolio	PFI
Equity Portfolio	Jennison
Flexible Managed Portfolio	PFI, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PGIM, Inc., QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain (loss) on investment

B9

transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$120,710
Global Portfolio	18,351

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc. also serves as the Series Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated as follows for these services:

Portfolio	Amount
Conservative Balanced Portfolio	$1,586
Diversified Bond Portfolio	974
Equity Portfolio	19,858
Flexible Managed Portfolio	3,536
Global Portfolio	2,073

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2015 Withholding Tax		2016 Withholding Tax
Conservative Balanced Portfolio	$44,001	*	$4,550
Flexible Managed Portfolio	53,512	*	6,800
Global Portfolio	118,399	*	8,165

*	Includes amounts from December 2015 reimbursed in 2016.

B10

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from sales of portfolio securities (excluding government securities and short-term issues) for the six months ended June 30, 2016 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$2,085,212,904	$2,009,702,455
Diversified Bond Portfolio	199,073,469	137,903,650
Equity Portfolio	522,126,365	586,471,005
Flexible Managed Portfolio	3,634,022,230	3,489,797,192
Global Portfolio	147,488,325	205,541,829
Government Income Portfolio	952,455,030	926,645,390
Stock Index Portfolio	120,343,633	87,695,625

Options written transactions, during the six months ended June 30, 2016, were as follows:

	Conservative Balanced Portfolio		Diversified Bond Portfolio
	Notional Amount (000)	Premiums	Notional Amount (000)	Premiums
Balance at beginning of period	736,300	$178,078	362,120	$818,728
Written options	276,000	279,253	867,390	1,015,393
Expired options	(856,400)	(150,037)	(608,295)	(1,154,594)
Closed options	(155,900)	(307,294)	(621,215)	(679,527)

Balance at end of period	—	—	—	—

	Flexible Managed Portfolio		Government Income Portfolio
	Notional Amount (000)	Premiums	Notional Amount (000)	Premiums
Balance at beginning of period	994,900	$242,423	507,660	$127,340
Written options	360,980	365,290	126,020	127,213
Expired options	(204,000)	(196,287)	(562,680)	(186,220)
Closed options	(1,151,880)	(411,426)	(71,000)	(68,333)

Balance at end of period	—	—	—	—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life

B11

insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2016, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	126,139	$4,586,024
Series shares repurchased	(3,186,730)	(118,032,709)

Net increase (decrease) in shares outstanding	(3,060,591)	$(113,446,685)

Year ended December 31, 2015:
Series shares sold	293,271	$11,456,660
Series shares repurchased	(7,053,688)	(276,805,403)

Net increase (decrease) in shares outstanding	(6,760,417)	$(265,348,743)

Class II
Six months ended June 30, 2016:
Series shares sold	385	$13,000
Series shares repurchased	(2,185)	(79,248)

Net increase (decrease) in shares outstanding	(1,800)	$(66,248)

Year ended December 31, 2015:
Series shares sold	3,613	$143,295
Series shares repurchased	(11,130)	(429,755)

Net increase (decrease) in shares outstanding	(7,517)	$(286,460)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
Government Income Portfolio	$275,000	3	1.67%	$275,000	—

Note 9:	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

B12

Note 10:	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B13

Financial Highlights

(unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.54		$22.45	$20.63	$17.77	$16.32	$15.96

Income (Loss) From Investment Operations:
Net investment income (loss)	.21		.39	.36	.35	.38	.36
Net realized and unrealized gain (loss) on investments	.72		(.30)	1.46	2.51	1.43	.37

Total from investment operations	.93		.09	1.82	2.86	1.81	.73

Less Distributions	—		—	—	—	(.36)	(.37)
Capital Contributions(f)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$23.49		$22.54	$22.45	$20.63	$17.77	$16.32

Total Return(b)	4.21%		.40%	8.82%	16.09%	11.23%	4.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,474.8		$2,554.3	$2,574.4	$2,504.4	$2,287.0	$2,191.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58	%(g)	.58%	.58%	.58%	.58%	.59%
Expenses before waivers and/or expense reimbursement	.58	%(g)	.58%	.58%	.58%	.58%	.59%
Net investment income (loss)	1.86	%(g)	1.70%	1.66%	1.84%	2.11%	2.12%
Portfolio turnover rate(d)	103	%(h)	208%	134%	196%	188%	215%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012(a)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.64		$11.66	$11.01	$11.88	$11.74	$11.67

Income (Loss) From Investment Operations:
Net investment income (loss)	.21		.41	.43	.48	.54	.56
Net realized and unrealized gain (loss) on investments	.58		(.43)	.34	(.56)	.66	.30

Total from investment operations	.79		(.02)	.77	(.08)	1.20	.86

Less Distributions	—		—	(.12)	(.79)	(1.06)	(.79)
Capital Contributions(f)(Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.43		$11.64	$11.66	$11.01	$11.88	$11.74

Total Return(b)	6.79%		(.17)%	7.09%	(.71)%	10.68%	7.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,135.0		$1,084.9	$1,067.9	$1,197.5	$1,305.9	$1,556.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.46	%(g)	.46%	.44%	.44%	.44%	.42%
Expenses before waivers and/or expense reimbursement	.46	%(g)	.46%	.44%	.44%	.44%	.42%
Net investment income (loss)	3.57	%(g)	3.48%	3.73%	4.10%	4.57%	4.76%
Portfolio turnover rate	28	%(h)	81%	50%	111%	144%	167%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover.

(e)	Less than $.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$39.47		$38.56	$35.81	$26.81	$23.73	$24.75

Income (Loss) From Investment Operations:
Net investment income (loss)	.19		.34	.19	.27	.27	.13
Net realized and unrealized gain (loss) on investments	(2.20)		.57	2.56	8.73	2.96	(.98)

Total from investment operations	(2.01)		.91	2.75	9.00	3.23	(.85)

Less Distributions:	—		—	—	—	(.15)	(.17)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$37.49		$39.47	$38.56	$35.81	$26.81	$23.73

Total Return(a)	(5.02)%		2.36%	7.68%	33.57%	13.69%	(3.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,538.4		$3,846.2	$4,017.6	$3,970.9	$3,167.0	$2,997.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.47%	.48%
Expenses before waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.47%	.48%
Net investment income (loss)	1.03	%(d)	.86%	.52%	.86%	1.04%	.58%
Portfolio turnover rate	15	%(e)	37%	51%	45%	48%	49%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$39.42		$38.66	$36.05	$27.10	$23.99	$25.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.11		.18	.04	.13	.17	.06
Net realized and unrealized gain (loss) on investments	(2.19)		.58	2.57	8.82	3.00	(1.03)

Total from investment operations	(2.08)		.76	2.61	8.95	3.17	(.97)

Less Distributions:	—		—	—	—	(.06)	(.04)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$37.37		$39.42	$38.66	$36.05	$27.10	$23.99

Total Return(a)	(5.20)%		1.97%	7.24%	33.03%	13.23%	(3.87)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8		$2.0	$2.2	$2.3	$1.8	$2.0
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.87%	.88%
Expenses before waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.87%	.88%
Net investment income (loss)	.62	%(d)	.46%	.11%	.47%	.63%	.19%
Portfolio turnover rate	15	%(e)	37%	51%	45%	48%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.95		$23.71	$21.35	$17.77	$15.99	$15.63

Income (Loss) From Investment Operations:
Net investment income (loss)	.23		.42	.37	.36	.37	.33
Net realized and unrealized gain (loss) on investments	.59		(.18)	1.99	3.22	1.74	.34

Total from investment operations	.82		.24	2.36	3.58	2.11	.67

Less Distributions	—		—	—	—	(.33)	(.31)
Capital Contributions(g)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$24.79		$23.95	$23.71	$21.35	$17.77	$15.99

Total Return(b)	3.51%		1.01%	11.05%	20.15%	13.37%	4.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,807.6		$3,768.8	$3,943.8	$3,730.6	$3,265.8	$3,036.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.63%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.63%
Net investment income (loss)	1.92	%(e)	1.74%	1.66%	1.86%	2.05%	2.01%
Portfolio turnover rate(d)	109	%(f)	213%	161%	210%	214%	246%

	Global Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.33		$25.72	$24.91	$19.57	$16.94	$18.49

Income (Loss) From Investment Operations:
Net investment income (loss)	.22		.34	.37	.31	.36	.29
Net realized and unrealized gain (loss) on investments	(.42)		.27	.44	5.03	2.57	(1.56)

Total from investment operations	(.20)		.61	.81	5.34	2.93	(1.27)

Less Distributions	—		—	—	—	(.30)	(.28)
Capital Contributions(g)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$26.15		$26.33	$25.72	$24.91	$19.57	$16.94

Total Return(b)	(.68)%		2.37%	3.25%	27.29%	17.52%	(6.97)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$934.4		$965.3	$719.2	$744.5	$611.2	$564.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	.80	%(e)	.81%	.81%	.84%	.84%	.84%
Expenses before waivers and/or expense reimbursements	.81	%(e)	.82%	.82%	.84%	.84%	.84%
Net investment income (loss)	1.76	%(e)	1.28%	1.45%	1.29%	1.82%	1.54%
Portfolio turnover rate	16	%(f)	33%	37%	70%	57%	69%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

(g)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.00		$11.92	$11.30	$12.15	$12.37	$12.03

Income (Loss) From Investment Operations:
Net investment income (loss)	.10		.18	.21	.21	.25	.30
Net realized and unrealized gain (loss) on investments	.50		(.10)	.45	(.49)	.19	.60

Total from investment operations	.60		.08	.66	(.28)	.44	.90

Less Distributions	—		—	(.04)	(.57)	(.66)	(.56)
Capital Contributions(e)(Note 4)	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$12.60		$12.00	$11.92	$11.30	$12.15	$12.37

Total Return(a)	5.00%		.67%	5.86%	(2.34)%	3.63%	7.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$239.5		$231.8	$339.2	$341.1	$382.9	$416.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.52	%(g)	.48%	.47%	.49%	.48%	.46%
Expenses before waivers and/or expense reimbursement	.52	%(g)	.48%	.47%	.49%	.48%	.46%
Net investment income (loss)	1.68	%(g)	1.48%	1.73%	1.78%	1.96%	2.48%
Portfolio turnover rate(c)	398	%(h)	746%	830%	1135%	1154%	1554%

	Stock Index Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014(d)	2013(d)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$48.59		$49.33	$47.02	$35.65	$31.47	$31.37

Income (Loss) From Investment Operations:
Net investment income (loss)	.45		.86	.79	.73	.68	.54
Net realized and unrealized gain (loss) on investments	1.37		(.26)	5.20	10.64	4.19	.07

Total from investment operations	1.82		.60	5.99	11.37	4.87	.61

Less Distributions	(3.37)		(1.34)	(3.68)	—	(.69)	(.51)
Capital Contributions(e)(Note 4)	.07		—	—	—	—	—

Net Asset Value, end of period	$47.11		$48.59	$49.33	$47.02	$35.65	$31.47

Total Return(a)	3.91%		1.18%	13.31%	31.89%	15.68%	1.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,143.3		$3,010.1	$3,312.7	$2,890.5	$2,340.3	$2,162.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.32	%(g)	.32%	.32%	.32%	.32%	.33%
Expenses before waivers and/or expense reimbursement	.37	%(g)	.37%	.37%	.37%	.37%	.38%
Net investment income (loss)	1.91	%(g)	1.74%	1.67%	1.77%	1.97%	1.74%
Portfolio turnover rate	3	%(h)	9%	5%	3%	2%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Calculated based upon average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Variable Contract Account — 10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

PI and the Committee previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the management fee structures to the Committee and PI. The Committee and PI have discussed these conclusions extensively since that presentation.

The Committee received and discussed information concerning economies of scale that PI may realize as VCA-10’s assets grow beyond current levels. The Committee considered information provided by PI regarding the launch date of VCA-10, the management fees of VCA-10 compared to those of similarly managed funds and PI’s investment in VCA-10 over time. The Committee noted that economies of scale, if any, may be shared with VCA-10 in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PI’s assertion that it continually evaluates the management fee schedule of VCA-10 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2015. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2015. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Committee, PI may have provided supplemental data compiled by Broadridge for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 underperformed its benchmark index over all periods.

•

The Committee noted PI’s explanation that the underperformance was attributable to VCA-10’s greater value tilt as compared to many of its peers, especially in light of the fact that growth has outperformed value for much of the past three years; in this regard the Committee also considered PI’s explanation that they expect performance will improve upon a prolonged period of value stock outperformance.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-10 and its investors to continue to monitor performance and to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

[1]	Although VCA-10 is classified in the Lipper VA Multi-Cap Core Funds Performance Universe, the Lipper VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Prudential Variable Contract Account — 11

Approval of Advisory Agreements

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”) (the “Committee”) consists of ten individuals, seven of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with PGIM, Inc. (“PGIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PGIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PGIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PGIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and interested Committee Members. The Committee also considered the investment subadvisory services provided by PGIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PGIM, and also considered the qualifications, backgrounds and responsibilities of PGIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and

PGIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PGIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PGIM. The Committee noted that PGIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PGIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PGIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

PI and the Committee previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the management fee structures to the Committee and PI. The Committee and PI have discussed these conclusions extensively since that presentation.

The Committee received and discussed information concerning economies of scale that PI may realize as VCA-11’s assets grow beyond current levels. The Committee considered information provided by PI regarding the launch date of VCA-11, the management fees of VCA-11 compared to those of similarly managed funds and PI’s investment in VCA-11 over time. The Committee noted that economies of scale, if any, may be shared with VCA-11 in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PI’s assertion that it continually evaluates the management fee schedule of VCA-11 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PGIM

The Committee considered potential ancillary benefits that might be received by PI and PGIM and their affiliates as a result of their relationship with VCA-11. The Committee concluded that potential benefits to be derived by PI included benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-11. The Committee concluded that the potential benefits to be derived by PGIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and PGIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-11 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-11 for the one-, three-, five- and ten-year periods ended December 31, 2015. The Committee also considered VCA-11’s actual management fee, as well as VCA-11’s net total expense ratio, for the fiscal year ended December 31, 2015. The Committee considered the management fee for VCA-11 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-11 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-11 represents the actual expense ratio incurred by VCA-11 investors.

The mutual funds included in the Peer Universe (the Lipper VA Money Market Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed VCA-11 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-11’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•

The Committee noted that VCA-11 outperformed its Peer Universe for the one-year period, performed in-line with its Peer Universe over the three-year period, and underperformed for the five- and ten-year periods.

•	The Committee noted the challenging money market and interest rate environment since the financial crisis.

•	The Committee concluded that, in light of the above, it would be in the best interests of investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-11 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM, Limited, Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that it had accepted PI’s recommendation to discontinue the existing voluntary waiver of 0.05% of the management fee at each breakpoint level, and to replace it with an amendment to the Portfolio’s contractual management fee schedule, which would have the effect of reducing the management fee at each breakpoint level by 0.05%.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•

The Board noted that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and ranking in the 1st quartile of its Peer Universe during the first quarter of 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, although it underperformed its benchmark index over the three-, five- and ten-year periods.

•	The Board considered that the Portfolio’s performance had improved over the one-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.011% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2016.

•

The Board accepted PI’s recommendation to incorporate the existing 0.05% contractual management fee waiver into an amendment to the Portfolio’s contractual management fee schedule, which would have the effect of reducing the management fee by 0.05% at each breakpoint.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228795-00006-00    MD.RS.011

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-11

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 24, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2016